      As filed with the Securities and Exchange Commission on May 1, 1998


                                                               File No. 33-89574
                                                               File No. 811-8976

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            _____
     Pre-Effective Amendment No.   _____                           _____

     Post-Effective Amendment No.    3                               X
                                   -----                           -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    _____

     Amendment No.   4                                               X
                   -----                                           -----


                         SOUTHLAND SEPARATE ACCOUNT A1
                          (Exact Name of Registrant)
                       SOUTHLAND LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)

                            5780 Powers Ferry Road
                            Atlanta, GA  30327-4390

                 Depositor's Telephone Number:  (770) 980-5663

                           B. Scott Burton, Esquire
                       Vice President & General Counsel
                            5780 Powers Ferry Road
                            Atlanta, GA  30327-4390
              (Name and Address of Agent for Service of Process)

                                   Copy to:

                           Stephen E. Roth, Esquire
                       Sutherland, Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 2004-2404


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

_____     immediately upon filing pursuant to paragraph (b)

  X       on May 1, 1998, pursuant to paragraph (b)
-----
_____     60 days after filing pursuant to paragraph (a)
_____     on (date) pursuant to paragraph (a) of Rule 485


Title of Securities Being Offered: Units of interest in a separate account issued through annuity contracts

                             CROSS REFERENCE SHEET
                      Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

PART A

ITEM OF FORM N-4                             PROSPECTUS CAPTION

1.   Cover Page                              Cover Page

2.   Definitions                             Definitions

3.   Synopsis                                Fee Tables; Summary

4.   Condensed Financial Information         Condensed Financial Information

5.   General

     (a)  Depositor                          Southland Life Insurance Company
     (b)  Registrant                         The Variable Account
     (c)  Portfolio Company                  The Portfolios
     (d)  Fund Prospectus                    The Portfolios
     (e)  Voting Rights                      Voting Privileges
     (f)  Administrators                     N/A

6.   Deductions and Expenses

     (a)  General                            Charges and Fees; Summary
     (b)  Sales Load                         Charges and Fees; Summary
     (c)  Special Purchase Plan              Group or Sponsored Arrangements
     (d)  Commissions                        Distribution of the Contracts
     (e)  Expenses - Registrant              Charges and Fees; Summary
     (f)  Fund Expenses                      Charges and Fees
     (g)  Organizational Expenses            N/A

7.   Contracts

     (a)    Persons with Rights              Summary; Changes to the Variable
                                             Account; Facts About the
                                             Contracts; Other  Information;
                                             Selecting an Annuity Payment
                                             Option; Voting Rights; Death
                                             Benefits

     (b)(i) Allocation of Purchase Payments  Summary; Your Right to Cancel the
                                             Contract; Crediting and Allocation
                                             of Purchase Payments

          (iii) Transfers                    Summary; Your Right to Transfer;
                                             Annuity Payments
          (iii) Exchanges                    N/A

     (c)        Changes                      Changes to the Variable Account;
                                             Facts About the Contracts
     (d)        Inquiries                    Cover Page; Summary

8.   Annuity Period                          Summary; Selecting and Annuity
                                             Payment Option

9.   Death Benefit                           Death Benefits

10.  Purchases and Contract Value

     (a)        Purchases                    Summary; Purchase Payments; Your
                                             Right to Cancel the Contract;
                                             Crediting and Allocation of
                                             Purchase Payments; Your Right to
                                             Transfer; Selecting an Annuity
                                             Option
     (b)        Valuation                    Definitions; Facts About the
                                             Contracts; Selecting an Annuity
                                             Payment Option
     (c)        Daily Calculation            Definitions; Facts About the
                                             Contracts; Selecting an Annuity
                                             Payment Option
     (d)        Underwriter                  Distribution of the Contracts

11.  Redemptions

     (a)        - By Owners                  Summary; Surrenders; Annuity
                                             Payments; Annuity Payment Options;
                                             Federal Tax Matters
                - By Annuitant               N/A
     (b)        Texas ORP                    N/A
     (c)        Check Delay                  When We Make Payments
     (d)        Lapse                        N/A
     (e)        Free Look                    Summary; Your Right to Cancel the
                                             Contract

12.  Taxes                                   Summary; Federal Tax Considerations

13.  Legal Proceedings                       Legal Proceedings

14.  Table of Contents for the Statement     Statement of Additional Information
     of Additional Information

PART B

ITEM OF N-4                                  PART B CAPTION

15.  Cover Page                              Cover Page

16.  Table of Contents                       Table of Contents

17.  General Information and History         Southland Life Insurance Company

18.  Services

     (a)  Fees and Expenses of Registrant    Charges and Fees (prospectus)
     (b)  Management Contracts               N/A
     (c)  Custodian                          Safekeeping of Variable Account
                                             Assets
          Independent Public Accountant      Experts
     (d)  Assets of Registrant               The Variable Account (prospectus)
     (e)  Affiliated Persons                 Southland Life Insurance Company;
                                             Southland Life Insurance Company;
                                             (prospectus)
     (f)  Principal Underwriter              Distribution of the Contracts
                                             (prospectus)

19.  Purchase of Securities Being Offered    Distribution of the Contracts
                                             (prospectus)

20.  Underwriters                            Distribution of the Contracts
                                             (prospectus)

21.  Calculation of Performance Data         Performance Information; Appendix
                                             A -
                                             Performance Information
                                             (prospectus)

22.  Annuity Payments                        Variable Annuity Payments; Annuity
                                             Payments (prospectus); Selecting an
                                             Annuity Payment Option
                                             (prospectus)

23.  Financial Statements                    Financial Statements

PART C

ITEM OF N-4                                    PART C CAPTION

24.  Financial Statements and Exhibits         Financial Statements and Exhibits

     (a)  Financial Statements                 (a)  Financial Statements
     (b)  Exhibits                             (b)  Exhibits

25.  Directors and Officers of the Depositor   Directors and Officers of
                                               Southland Life Insurance Company

26.  Persons Controlled By or Under            Persons Controlled By or Under
     Common Control with the                   Common Control with the Depositor
     Depositor or Registrant                   or Registrant

27.  Number of Contract Owners                 Number of Contract Owners

28.  Indemnification                           Indemnification

29.  Principal Underwriters                    Principal Underwriter

30.  Location of Accounts and Records          Location of Books and Records

31.  Management Services                       Management Services

32.  Undertakings                              Undertakings and Representations

     Signature Page                            Signatures

                    THE FUTURE DIMENSIONS VARIABLE ANNUITY
  A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                   issued by
                       SOUTHLAND LIFE INSURANCE COMPANY
                                      AND
                         SOUTHLAND SEPARATE ACCOUNT A1

This prospectus describes a flexible premium deferred fixed and variable annuity contract (the "Contract") offered by Southland Life Insurance Company ("Southland," "we" or "us"). The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Contract may be sold to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner may allocate Purchase Payments and Contract values to one or more of the Subaccounts of Southland Separate Account A1 (the "Variable Account") or to the Guaranteed Interest Account, or to both. Twenty Subaccounts are currently available under the Contract. Each of the Subaccounts invests in shares of a corresponding Portfolio of The Alger American Fund, Variable Insurance Products Fund, Variable Insurance Products Fund II, Janus Aspen Series and INVESCO Variable Investment Funds, Inc. The Guaranteed Interest Account guarantees a minimum fixed rate of interest. The Accumulation Value will vary daily with the investment results of the Subaccounts and any interest credited to the Guaranteed Interest Account. We do not guarantee any minimum Cash Surrender Value for amounts allocated to the Subaccounts.


This prospectus sets forth the information concerning the Contract and the Variable Account that investors should know before investing. A prospectus for the Portfolios being considered must accompany this prospectus and should be read in conjunction with this prospectus. The prospectuses provide information regarding investment activities and objectives of the Portfolios. A Statement of Additional Information, dated May 1, 1998 about the Variable Account has been filed with the Securities and Exchange Commission and is available without charge by calling or writing our Customer Service Center. The Statement of Additional Information is incorporated herein by reference.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE PORTFOLIOS BEING CONSIDERED.

AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK NOR IS THE CONTRACT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE RISK OF LOSS OF PURCHASE PAYMENTS (PRINCIPAL).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ISSUED BY:                          DISTRIBUTED BY:             CUSTOMER SERVICE CENTER:
Southland Life Insurance Company    ING America Equities, Inc.  Southland Customer Service Center
P.O. Box 173789                     5780 Powers Ferry Road      P.O. Box 173789
Denver, CO  80217-3789              Atlanta, GA  30327-4390     Denver, CO  80217-3789
                                                                1-800-224-3035
                                                                ---------------------------------
                                                                For Overnight Delivery:
                                                                8515 East Orchard Road - 9T2
                                                                Englewood, CO  80111


DATE OF PROSPECTUS: MAY 1, 1998

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
DEFINITIONS..............................................................   -1-

FEE TABLE................................................................   -4-

SUMMARY..................................................................   -8-
     GENERAL DESCRIPTION.................................................   -8-
     PURCHASE PAYMENTS...................................................   -9-
     ENHANCED DEATH BENEFIT..............................................   -9-
     YOUR RIGHT TO CANCEL THE CONTRACT...................................   -9-
     WITHDRAWALS.........................................................   -9-
     SURRENDERING YOUR CONTRACT..........................................  -10-
     CHARGES AND FEES....................................................  -10-
                                                                           -10-
CONDENSED FINANCIAL INFORMATION..........................................  -11-

FACTS ABOUT SOUTHLAND AND THE VARIABLE ACCOUNT...........................  -12-
     THE VARIABLE ACCOUNT................................................  -12-
     THE PORTFOLIOS......................................................  -13-
     CHANGES WITHIN THE VARIABLE ACCOUNT.................................  -15-

FACTS ABOUT THE CONTRACT.................................................  -16-
     YOUR RIGHT TO CANCEL THE CONTRACT...................................  -16-
     PURCHASE PAYMENTS...................................................  -16-
     CREDITING AND ALLOCATION OF PURCHASE PAYMENTS.......................  -17-
     GROUP OR SPONSORED ARRANGEMENTS.....................................  -17-
     YOUR ACCUMULATION VALUE.............................................  -18-
     GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE......................  -18-
     SUBACCOUNT ACCUMULATION VALUE.......................................  -18-
     YOUR RIGHT TO TRANSFER..............................................  -20-
     DOLLAR COST AVERAGING FACILITY......................................  -21-
     AUTOMATIC REBALANCING...............................................  -21-
     WITHDRAWALS.........................................................  -22-
     SURRENDERS..........................................................  -24-
     DEATH BENEFITS......................................................  -24-
     ENHANCED DEATH BENEFIT..............................................  -25-
     WHEN WE MAKE PAYMENTS...............................................  -25-

TELEPHONE PRIVILEGES.....................................................  -26-

THE GUARANTEED INTEREST ACCOUNT..........................................  -26-

ADDITIONAL CONTRACT INFORMATION..........................................  -27-
     THE OWNER...........................................................  -27-
     THE ANNUITANT.......................................................  -27-
     THE BENEFICIARY.....................................................  -27-
     CHANGE OF OWNER, BENEFICIARY OR ANNUITANT...........................  -27-
     OTHER CONTRACT PROVISIONS...........................................  -28-
     AUTHORITY TO CHANGE CONTRACT TERMS..................................  -28-

CONTRACT CHARGES AND FEES................................................  -28-
     CHARGES DEDUCTED FROM THE ACCUMULATION VALUE........................  -28-
     CHARGES DEDUCTED FROM THE SUBACCOUNTS...............................  -30-
     PORTFOLIO EXPENSES..................................................  -31-

SELECTING AN ANNUITY PAYMENT OPTION......................................  -31-
     GENERAL PROVISIONS..................................................  -31-
     ANNUITY PAYMENTS....................................................  -32-
     ANNUITY PAYMENT OPTIONS.............................................  -33-

OTHER INFORMATION........................................................  -34-
     REPORTS TO OWNERS...................................................  -34-
     DISTRIBUTION OF THE CONTRACTS.......................................  -34-
     CUSTOMER SERVICE CENTER.............................................  -35-
     YEAR 2000...........................................................  -35-
     VOTING PRIVILEGES...................................................  -35-
     LEGAL PROCEEDINGS...................................................  -36-

FEDERAL TAX CONSIDERATIONS...............................................  -36-
     INTRODUCTION........................................................  -36-
     TAX STATUS OF THE CONTRACT..........................................  -37-
     TAXATION OF ANNUITIES...............................................  -38-
     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT...................  -40-
     WITHHOLDING.........................................................  -40-
     MULTIPLE CONTRACTS..................................................  -40-
     TAXATION OF QUALIFIED PLANS.........................................  -40-
     POSSIBLE CHARGE FOR SOUTHLAND'S TAXES...............................  -41-
     OTHER TAX CONSEQUENCES..............................................  -42-

STATEMENT OF ADDITIONAL INFORMATION......................................  -42-

APPENDIX A - PERFORMANCE INFORMATION.....................................  A-1-
     PERFORMANCE DATA FOR SUBACCOUNTS....................................  A-1-


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                  DEFINITIONS

As used in this prospectus, the following terms have the indicated meanings. There are other capitalized terms which are explained or defined in other parts of this prospectus.

ACCUMULATION UNIT - A unit of measure used to calculate Variable Account Accumulation Value.

ACCUMULATION VALUE - The total value under a Contract. It is the sum of the Variable Account Accumulation Value and the Guaranteed Interest Account Accumulation Value.

AGE - The age on the birthday prior to any date for which age is determined.

ANNUITANT - The person or persons whose life (or lives) determines the Annuity Payments payable under the Contract and who receives payments during the Annuity Period. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

ANNUITY DATE - The date as of which, if the Annuitant is still living, the Accumulation Value (less previously undeducted taxes) is applied under an Annuity Payment Option and Annuity Payments begin.

ANNUITY PAYMENT - One of a number of periodic payments made by Southland to the Annuitant under a Contract.

ANNUITY PAYMENT OPTION - An Annuity Payment Option specifies the form that Annuity Payments take or the type of payments. Various Annuity Payment Options are offered under the Contract.

ANNUITY PERIOD - The period starting on the Annuity Date when Annuity Payments are made.

ANNUITY UNIT - A unit of measure used to calculate variable Annuity Payments.

BENCHMARK RATE OF RETURN - An annual rate of return used by the Company to determine the amount of variable Annuity Payments by assuming (among other things) that Subaccounts supporting variable Annuity Payments will have a net annual investment return over the anticipated Annuity Period equal to that rate of return.

BENEFICIARY - The person(s) designated by the Owner to receive the Death Benefit upon the death of the Owner prior to the Annuity Date.

CASH SURRENDER VALUE - The Accumulation Value, less any applicable surrender charges, premium taxes not previously deducted, and the annual administrative charge.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - The contract offered by this prospectus, including the application and any riders or endorsements.

CONTRACT ANNIVERSARY - The same date in each Contract Year as the Contract Date.

CONTRACT DATE - The date that the Contract is issued. It is set forth on the schedule page of your Contract and is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR - A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

CUSTOMER SERVICE CENTER - Southland's offices at Southland Customer Service Center, P.O. Box 173789, Denver, CO 80217-3789. For overnight delivery, the address is 8515 East Orchard Road - 9T2, Englewood, CO 80111.

DEATH BENEFIT - The amount payable to the Beneficiary upon the death of the Owner prior to the Annuity Date.

DEMAND WITHDRAWAL - A withdrawal of Cash Surrender Value made at the Owner's request.

DUE PROOF OF DEATH - Proof of death satisfactory to Southland. Such proof may consist of the following if acceptable to Southland: (a) a certified copy of the death record; (b) a certified copy of a court decree reciting a finding of death; (c) any other proof satisfactory to Southland.

FREE-LOOK PERIOD - The period during which you may return the Contract and receive a refund.

GENERAL ACCOUNT - The assets of Southland other than those allocated to the Variable Account or any other separate account of Southland.

GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE - The value under a Contract in the Guaranteed Interest Account.

GUARANTEED INTEREST ACCOUNT - An allocation option under the Contract supported by Southland's General Account. It is not part of nor dependent upon the investment performance of the Variable Account.

IRA CONTRACT - A Contract issued as an Individual Retirement Annuity in connection with sections 408(a) and (b) of the Code.

NON-QUALIFIED CONTRACT - A Non-Qualified Contract is a Contract that is not a "Qualified Contract."

OWNER - The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

PORTFOLIO - An investment portfolio (sometimes called a series or a fund) of an open-end management investment company listed in the prospectus or any other open-end management investment company or unit investment trust in which a Subaccount invests.

PURCHASE PAYMENT - A payment or payments made by the Owner to purchase the benefits provided by the Contract.

QUALIFIED CONTRACT - A Contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Sections 401(a), 403(b), or 408 of the Code.

SEC - The U. S. Securities and Exchange Commission.

SUBACCOUNT - A subdivision of the Variable Account, the assets of which are invested in a corresponding Portfolio.

SUBACCOUNT ACCUMULATION VALUE - The Variable Accumulation Value under a Contract in a particular Subaccount.

SURRENDER - The termination of the Contract by payment of the Cash Surrender Value.

VALUATION DAY - For each Subaccount, each day on which the New York Stock Exchange and Southland's Customer Service Center are both open for business except for a day that a Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD - A period that starts at 4:00 p.m. eastern time on one Valuation Day and ends at 4:00 p.m. eastern time on the next succeeding Valuation Day.

VARIABLE ACCOUNT - Southland Separate Account A1.

VARIABLE ACCOUNT ACCUMULATION VALUE - The value under a Contract in the Variable Account. It is the sum of the Subaccount Accumulation Values.

VIP AND VIP II - Variable Insurance Products Fund and Variable Insurance Products Fund II, respectively.

WRITTEN NOTICE - A written notice or request in a form satisfactory to Southland which is signed by the Owner and received at the Customer Service Center.

                                   FEE TABLE

The following tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the anticipated expenses of the Variable Account and reflect the actual expenses for each Portfolio for the year ended December 31, 1997. Premium taxes may be applicable depending upon the laws of various jurisdictions. For a more complete description of the various costs and expenses, see "CONTRACT CHARGES AND FEES" and the prospectuses for each Portfolio.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load Imposed on Purchase......................................     0%
     Maximum Surrender Charge (contingent deferred sales charge)
         as a percentage of Purchase Payments............................     7%
     Withdrawal Transaction Charge/1/....................................    $25
     Excess Transfer Charge
     (does not apply to the first 12 transfers in a Contract Year).......    $25

ANNUAL ADMINISTRATIVE CHARGE PRIOR TO ANNUITY DATE

     If aggregate Purchase Payments made less aggregate
         withdrawals (including related charges)
         are less than $100,000                                              $30
     If aggregate Purchase Payments made less aggregate
         withdrawals (including related charges)
         are $100,000 or more                                               None

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

     Mortality and Expense Risk Charge
         Basic...........................................................  1.25%
         Enhanced Death Benefit (does not apply during the...............  0.12%
              Annuity Period)
         Total Mortality and Expense Risk Charge.........................  1.37%

     Asset-Based Administrative Charge...................................  0.15%

     Total Variable Account Expenses.....................................  1.52%

___________________

/1/   The withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25 and is assessed on each Demand Withdrawal after the first in any Contract Year. (See "Withdrawal Transaction Charge," page 29.)

ANNUAL PORTFOLIO EXPENSES
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                                                           Other           Total Annual
                                                       Management        Expenses            Expenses
                                                       (Advisory)         (after              (after
                                                          Fees        reimbursements)     reimbursements)
The Alger American Fund
Alger American Growth Portfolio                           0.75%            0.04%               0.79%
Alger American Leveraged AllCap Portfolio                 0.85%            0.15%               1.00%
Alger American MidCap Growth Portfolio                    0.80%            0.04%/1/            0.84%
Alger American Small Capitalization Portfolio             0.85%            0.04%               0.89%

Variable Insurance Products Fund and Variable Insurance Products Fund II /2/
VIP Equity-Income Portfolio                               0.50%            0.08%               0.58%/2/
VIP Growth Portfolio                                      0.60%            0.09%               0.69%/2/
VIP High Income Portfolio                                 0.59%            0.12%               0.71%
VIP Money Market Portfolio                                0.21%            0.10%               0.31%
VIP Overseas Portfolio                                    0.75%            0.17%               0.92%/2/
VIP II Asset Manager Portfolio                            0.55%            0.10%               0.65%/2/
VIP II Contrafund Portfolio                               0.60%            0.11%               0.71%/2/
VIP II Index 500 Portfolio                                0.24%            0.04%               0.28%/3/
VIP II Investment Grade Bond Portfolio                    0.44%            0.14%               0.58%

__________________


/1/ Included in Other Expenses of Alger American Leveraged AllCap Portfolio is 0.04% of interest expense.

/2/ A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio and .68% for VIP II Contrafund Portfolio.

/3/ The adviser has agreed to reimburse a portion of the VIP Index 500 Portfolio's expenses. Absent reimbursement, Management Fees, Other Expenses and Total Annual Expenses would have been .27%, .13% and .40% respectively.

(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      Other           Total Annual
                                                  Management        Expenses            Expenses
                                                  (Advisory)         (after              (after
                                                     Fees        reimbursements)     reimbursements)
Janus Aspen Series/4/
Aggressive Growth Portfolio                          0.73%           0.03%               0.76%
Balanced Portfolio                                   0.76%           0.07%               0.83%
Growth Portfolio                                     0.65%           0.05%               0.70%
International Growth Portfolio                       0.67%           0.29%               0.96%
Worldwide Growth Portfolio                           0.66%           0.08%               0.74%

INVESCO Variable Investment Funds, Inc.
Industrial Income Portfolio                          0.75%           0.16%               0.91%/5/6/
Utilities Portfolio                                  0.60%           0.39%               0.99%/5/6/

__________________


/4/ Management fees for Growth, Aggressive Growth, International Growth, Worldwide Growth and Balanced Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the shares before expense offset arrangements. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Without such waivers or reductions, Management Fees, Other Expenses and Total Annual Expenses respectively were: 0.74%, 0.04% and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06% and 0.83% for Balanced Portfolio; 0.74%, 0.04% and 0.78% for Growth Portfolio; 0.79%, 0.29% and 1.08% for International Growth Portfolio; and 0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio.

/5/ The Portfolios' actual Total Operating Expenses were lower than the figures shown because the Portfolios' custodian fees were reduced under an expense offset arrangement. The figures shown above do not reflect these reductions.

/6/ Certain Portfolio expenses are being absorbed by INVESCO Funds Group, Inc. In the absence of such absorbed expenses, the Total Annual Expenses of the Industrial Income Portfolio and the Utilities Portfolio would have been 0.97% and 2.07%, respectively.

EXAMPLES

The following examples depict the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 initial Purchase Payment and a 5% annual rate of return on assets. The examples provided assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual administrative charge is $30 and that the Accumulation Value per Contract is $30,000, which translates the administrative charge into an assumed .10% for purposes of the examples based on a $1,000 investment.


----------------------------------------------------------------------------------------------------------------------
                                           IF YOU SURRENDER YOUR CONTRACT          IF YOU DO NOT SURRENDER YOUR
                                         AT THE END OF THE APPLICABLE TIME        CONTRACT OR IF YOU ANNUITIZE AT
                                                     PERIOD.                   THE END OF THE APPLICABLE TIME PERIOD.
                                         -----------------------------------------------------------------------------
SUBACCOUNT                                   1       3        5       10            1       3        5        10
                                           YEAR    YEARS    YEARS    YEARS        YEAR    YEARS    YEARS    YEARS
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization         95      127      161      278          25       77      131      278
Alger American MidCap Growth                95      125      159      274          25       75      129      274
Alger American Growth                       94      124      156      269          24       74      126      269
Alger American Leveraged AllCap             96      130      166      289          26       80      136      289
VIP Growth                                  93      121      151      259          23       71      121      259
VIP Overseas                                95      128      163      281          25       78      133      281
VIP Money Market                            89      110      133      222          19       60      103      222
VIP Equity-Income                           92      118      146      248          22       68      116      248
VIP High Income                             93      122      152      261          23       72      122      261
VIP II Asset Manager                        93      120      149      255          23       70      119      255
VIP II Contrafund                           93      122      152      261          23       72      122      261
VIP II Index 500                            89      109      131      219          19       59      101      219
VIP II Investment Grade Bond                92      118      146      248          22       68      116      248
Janus Aggressive Growth                     94      123      155      266          24       73      125      266
Janus Balanced                              95      125      158      273          24       75      128      273
Janus Growth                                93      121      152      260          23       71      122      260
Janus International Growth                  96      129      164      285          26       79      134      285
Janus Worldwide Growth                      94      122      154      264          24       72      124      264
INVESCO Industrial Income                   95      127      162      280          25       77      132      284
INVESCO Utilities                           96      130      166      288          26       80      136      288
----------------------------------------------------------------------------------------------------------------------


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THIS ASSUMED RATE.

                                    SUMMARY


GENERAL DESCRIPTION

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing a Future Dimensions Variable Annuity offered by Southland and funded by the Variable Account as well as by the Guaranteed Interest Account.

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information, the Contract, and the prospectuses of the Portfolios. The Contract, together with any applications and any Riders or Endorsements, constitutes the entire agreement between you and us and should be retained. For further information, contact the Southland Customer Service Center.

An allocation of Purchase Payments or Accumulation Value to the Variable Account under the Contract gives you a choice of numerous Portfolios, all of which are managed by experienced mutual fund advisers. These Portfolios are generally available only to serve as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of Southland as well as other life insurance companies. They are not directly available to the general public.

This Contract also offers a Guaranteed Interest Account where you may allocate all or a portion of your Purchase Payments and transfer your Accumulation Value. The Guaranteed Interest Account is a part of our General Account and guarantees principal and a minimum interest rate of 3%. This interest will be paid regardless of the actual investment experience of the General Account; we bear the full amount of the investment risk for any amounts allocated to the Guaranteed Interest Account.

We do not promise that your Accumulation Value will increase. Depending on the investment experience of the Subaccounts and interest credited to the Guaranteed Interest Account, the Accumulation Value, Cash Surrender Value and Death Benefit may increase or decrease on any day. You bear the investment risk for funds invested in the Subaccounts but also enjoy the potential rewards.

You have the opportunity to benefit from growth of the Accumulation Value based on investment results of the Subaccounts and interest credited to the Guaranteed Interest Account. The Contract also offers a choice of Annuity Payment Options to which you may apply the Accumulation Value (less taxes incurred but not deducted) as of the Annuity Date. These Annuity Payment Options are also available to the Beneficiary to apply the Death Benefit. You have the option to change the Annuity Date within certain limits.

We will issue a Contract if the Owner and Annuitant are not older than Age 85, and we will accept additional Purchase Payments prior to the Annuity Date until the Owner reaches the Age of 86. For an IRA Contract or other Qualified Contract you generally may not make Purchase Payments after March 31 of the year following the year in which you reach Age 70 1/2. Southland recommends consulting your tax adviser concerning this matter. (See "FEDERAL TAX CONSIDERATIONS," page 36.)

The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Southland's tax status and upon the tax status of the parties concerned. In general, an Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under it. There may be tax penalties if you make a withdrawal or Surrender the Contract before reaching Age 59 1/2. (See "FEDERAL TAX CONSIDERATIONS," page 36.)

PURCHASE PAYMENTS

The minimum initial Purchase Payment is $5,000 ($1,000 for an IRA Contract). The minimum subsequent Purchase Payment we will accept is $500 ($250 for an IRA Contract or $90 if you have set up your IRA to make Purchase Payments on a monthly basis.) We may refuse to accept a Purchase Payment if it would cause the sum of all Purchase Payments received under the Contract to exceed $1,500,000.

The initial Purchase Payment is allocated to each Subaccount or the Guaranteed Interest Account, or both, as specified on the application, unless the Contract is issued in a state that requires the return of Purchase Payments during the Free Look Period. In those states, your initial Purchase Payment allocated to a Subaccount will be allocated to the VIP Money Market Subaccount for a period of 15 days (or a longer period if the Free Look Period in your state is longer than 10 days) from the date that the Contract is mailed from the Customer Service Center. At the expiration of this period, such portion of the Purchase Payment, as adjusted to reflect the investment performance of the VIP Money Market Subaccount during this period, is then allocated to the Subaccounts as specified in the application. (See "YOUR RIGHT TO CANCEL THE CONTRACT," page 16.)

All Purchase Payment percentage allocations must be in whole numbers. We allocate any Purchase Payments received after the Free Look Period among the Subaccounts and the Guaranteed Interest Account according to the allocation instructions in your application or in your most recent Written Notice. You may, by telephone, designate a different allocation with respect to any Purchase Payment, if a currently valid telephone authorization form is on file with us. (See "CREDITING AND ALLOCATION OF PURCHASE PAYMENTS," page 17.)


You may choose to have a specified dollar amount transferred from the VIP Money Market Subaccount to any other Subaccounts on a monthly basis prior to the Annuity Date. (See "DOLLAR COST AVERAGING FACILITY," page 21.)

You may transfer your Accumulation Value between and among the Subaccounts and the Guaranteed Interest Account any time after the end of the Free Look Period. Prior to the Annuity Date, there is no charge for the first 12 transfers per Contract Year. A $25 charge will be assessed for each transfer in excess of 12 during a Contract Year. If you elect a variable Annuity Payment Option, you may make up to four Annuity Unit exchanges per Contract Year during the Annuity Period, and no transfer charge will be assessed.

ENHANCED DEATH BENEFIT

The Contract provides an Enhanced Death Benefit to the Beneficiary if the Owner dies prior to the Annuity Date. For more details, (see "ENHANCED DEATH BENEFIT," page 25.)

YOUR RIGHT TO CANCEL THE CONTRACT

At any time during the Free Look Period, you may cancel your Contract and receive a refund equal to your Accumulation Value plus charges deducted. However, if required by state law, we will return the Purchase Payments made. The Free Look Period is a ten day period of time beginning when the Contract is delivered to you. Some states may require that we provide a longer Free Look Period.

WITHDRAWALS

After the Free Look Period and prior to the Annuity Date, you may, subject to certain restrictions, withdraw part of the Cash Surrender Value each year under any of three options: the Demand Withdrawal option, the Systematic Withdrawal Program or the IRA Income Program. (See "WITHDRAWALS," page 22.) A withdrawal may have adverse federal income tax consequences including the possibility of being subject to a penalty tax.

SURRENDERING YOUR CONTRACT

You may Surrender the Contract at any time prior to the Annuity Date and receive its Cash Surrender Value. No Annuity Options are available upon Surrender. No Surrender may be made on or after the Annuity Date. Surrenders may be subject to a surrender charge and may have adverse federal income tax consequences. A penalty tax may also be assessed upon Surrender. (See "CHARGES DEDUCTED FROM THE ACCUMULATION VALUE," page 28 and "TAXATION OF ANNUITIES," page 38.)

CHARGES AND FEES

We deduct the following charges and fees:

If a Purchase Payment is withdrawn or surrendered within five full Contract Years since the Contract Anniversary following the Purchase Payment, a surrender charge is assessed. For example, if a Purchase Payment is made as of the first day of a Contract Year, a surrender charge will apply against this Purchase Payment for six full years. No surrender charge is assessed upon the withdrawal or Surrender of Accumulation Value in excess of aggregate Purchase Payments (less prior withdrawals) or on Purchase Payments made more than five full Contract Years since the Contract Anniversary following the Purchase Payment. For purposes of determining the amount of Purchase Payments withdrawn and the surrender charge, Accumulation Value in excess of Purchase Payments (less prior withdrawals) is considered withdrawn before Purchase Payments and Purchase Payments are considered withdrawn on a first-in-first-out basis. The surrender charge is 7% of the Purchase Payment if withdrawn in the Contract Year during which the Purchase Payment was made and reduces each year for the next five Contract Years and is 0% in the sixth Contract Year following the Contract Year in which the Purchase Payment was made. (See "CHARGES DEDUCTED FROM THE ACCUMULATION VALUE," page 28.)

If you take more than one Demand Withdrawal in a Contract Year, we impose a withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. (See "Demand Withdrawal Option," page 22 and "Withdrawal Transaction Charge, page 29.)

We charge the Variable Account with a daily asset-based charge equivalent to an annual rate of 0.15% to cover a portion of our Contract administration costs. ( See "Asset-based Administrative Charge," page 31.)

Prior to the Annuity Date, we charge the Variable Account with a daily asset-based charge equivalent to an annual rate of 1.37% to compensate us for assuming certain mortality and expense risks. This charge is reduced to 1.25% during the Annuity Period. ( See "Mortality and Expense Risk Charge," page 30.)

Prior to the Annuity Date, we deduct an annual administrative charge of $30 per Contract Year if your aggregate Purchase Payments made less aggregate withdrawals (and less any withdrawal transaction charges and surrender charges arising from such withdrawals) are less than $100,000. If your aggregate Purchase Payments made less aggregate withdrawals (and less any withdrawal transaction charges and surrender charges arising from such withdrawals) equal $100,000 or more, the charge is zero. (See "Annual Administrative Charge," page 29.)

Prior to the Annuity Date, a $25 charge will be assessed for each transfer in excess of 12 during a Contract Year. (See "Excess Transfer Charge," page 30.)

Some jurisdictions impose a tax on Purchase Payments at the time a Purchase Payment is paid. In those jurisdictions, our current practice is to pay the tax on Purchase Payments for you and then deduct the charge for these taxes from your Accumulation Value upon Surrender, payment of the Death Benefit or upon the Annuity Date. These taxes range from 0% to 3.5% of Purchase Payments. In jurisdictions where such state and local taxes are incurred as of the Annuity Date, a charge for such taxes is deducted from the Accumulation Value as of that date. (See" Taxes on Purchase Payments," page 30.)

There are fees and expenses incurred by the Portfolios. The investment experience of the Portfolios and the fees and expenses from the Portfolios underlying the Subaccounts you select will affect your Variable Accumulation Value and variable Annuity Payments. Please read the prospectus for each of the Portfolios you are considering for details.


                        CONDENSED FINANCIAL INFORMATION

The audited financial statements of Southland and the Variable Account (as well as the auditors' reports thereon) are in the Statement of Additional Information.


---------------------------------------------------------------------------------------------------------------
                                           ACCUMULATION UNIT VALUES

---------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                      Accumulation      Accumulation          Number of        Calendar
                                             Unit Value at     Unit Value at       Accumulation         Year
                                             Beginning of      End of Period      Units at End of
                                             Period/(1)/                              Period
---------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------
                                                10.00               9.91                648.89          1996
                                             ------------------------------------------------------------------
Alger American Small Capitalization              9.91              10.87             34,183.03          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.27              3,470.95          1996
                                             ------------------------------------------------------------------
Alger American MidCap Growth                    10.27              11.63             49,400.31          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.63                680.29          1996
                                             ------------------------------------------------------------------
Alger American Growth                           10.63              13.16             48,611.30          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.51                471.80          1996
                                             ------------------------------------------------------------------
Alger American Leveraged AllCap                 10.51              12.39             13,072.36          1997
---------------------------------------------------------------------------------------------------------------
VIP AND VIP II FUNDS
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.95                     0          1996
                                             ------------------------------------------------------------------
VIP II Asset Manager                            10.95              13.01              9,899.72          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              11.40                461.87          1996
                                             ------------------------------------------------------------------
VIP II Contrafund                               11.40              13.94            134,412.03          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.70              2,078.52          1996
                                             ------------------------------------------------------------------
VIP Equity-Income                               10.70              13.51            124,154.38          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.68              1,678.94          1996
                                             ------------------------------------------------------------------
VIP Growth                                      10.68              12.99             36,793.85          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.85                603.22          1996
                                             ------------------------------------------------------------------
VIP High Income                                 10.85              12.57             41,369.01          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              11.37                432.39          1996
                                             ------------------------------------------------------------------
VIP II Index 500                                11.37              14.89            110,549.51          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.40              1,201.26          1996
                                             ------------------------------------------------------------------
VIP II Investment Grade Bond                    10.40              11.17             10,937.66          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.28              9,327.36          1996
                                             ------------------------------------------------------------------
VIP Money Market                                10.28              10.68            211,157.51          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.77                     0          1996
                                             ------------------------------------------------------------------
VIP Overseas                                    10.77              11.83              4,498.04          1997
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                       ACCUMULATION UNIT VALUES (continued)

---------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                      Accumulation      Accumulation          Number of        Calendar
                                             Unit Value at     Unit Value at       Accumulation         Year
                                             Beginning of      End of Period      Units at End of
                                             Period/(1)/                              Period
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------
                                                 10.00              9.70              2,561.68          1996
                                             ------------------------------------------------------------------
Aggressive Growth                                 9.70             10.76             33,059.86          1997
---------------------------------------------------------------------------------------------------------------
                                                 10.00             11.01              5,301.79          1996
                                             ------------------------------------------------------------------
Balanced                                         11.01             13.24             45,409.07          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              10.70              3,290.04          1996
                                             ------------------------------------------------------------------
Growth                                          10.70              12.94             42,841.43          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              12.13                336.05          1996
                                             ------------------------------------------------------------------
International Growth                            12.13              14.15             22,108.11          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              11.67                895.32          1996
                                             ------------------------------------------------------------------
Worldwide Growth                                11.67              14.05             66,673.84          1997
---------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
                                                10.00              11.64              3,548.07          1996
                                             ------------------------------------------------------------------
Industrial Income                               11.64              14.69             46,344.07          1997
---------------------------------------------------------------------------------------------------------------
                                                10.00              11.01                     0          1996
                                             ------------------------------------------------------------------
Utilities                                       11.01              13.39              3,659.59          1997
---------------------------------------------------------------------------------------------------------------


/(1)/  Commencement of business on April 1, 1996


                FACTS ABOUT SOUTHLAND AND THE VARIABLE ACCOUNT


Southland Life Insurance Company is a stock life insurance company organized under the laws of the State of Texas in 1908. Our headquarters are located at 5780 Powers Ferry Road, N. W., Atlanta, Georgia 30327-4390. We are admitted to do business in the District of Columbia and all states except New York and Vermont. Southland's total assets exceeded $ 2.0 billion, and shareholder's equity exceeded $ 373 million on a Generally Accepted Accounting Principles basis as of December 31, 1997. We offer a complete line of life insurance and retirement products, including annuities, individual and group life, and pension products.

Southland is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING"), one of the world's five largest diversified financial services organizations. ING is headquartered in Amsterdam, Netherlands and has consolidated assets exceeding $ 307.6 billion as of December 31, 1997.

THE VARIABLE ACCOUNT

All obligations under the Contract are general obligations of Southland. The Variable Account is a separate investment account used to support our variable annuity Contracts and for other purposes as permitted by applicable laws and regulations. The assets of the Variable Account are our property, but are kept separate from our General Account and our other variable accounts. We may offer other variable annuity contracts supported by the Variable Account which are not discussed in this prospectus. The Variable Account may also invest in other portfolios which are not available to the Contract described in this prospectus.

Income, gains and losses, realized or unrealized, from assets in the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of Southland. That portion of the assets of the Variable Account which is equal to the reserves and other Contract liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business Southland may conduct. It may, however, be subject to liabilities arising from Subaccounts whose assets are attributable to other variable annuity contracts offered by the Variable Account. If the assets exceed the required reserves and other contract liabilities, we may transfer the excess to our General Account. The assets in the Variable Account will at all times, equal or exceed the sum of the Accumulation Values of all Contracts funded by the Variable Account.

The Variable Account was established on February 25, 1994, and it may invest in mutual funds or other investment portfolios which we determine to be suitable for the Contract's purposes. The Variable Account meets the definition of a separate account under federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. Such registration does not involve any supervision by the SEC of the management of the Variable Account or Southland. It is governed by the laws of Texas, our state of domicile, and may also be governed by laws of other states in which we do business.


The Variable Account has twenty Subaccounts, each of which invests in shares of a corresponding Portfolio. Therefore, the investment experience of your Contract depends on the experience of the Subaccounts you select. These Portfolios are available only to serve as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of Southland as well as other life insurance companies and as an investment option under certain qualified retirement plans. They are not available directly to investors.

THE PORTFOLIOS

Each Subaccount invests in a corresponding Portfolio. See the prospectus for each of the Portfolios being considered for details.

Shares of these Portfolios are sold to separate accounts of insurance companies, which may or may not be affiliated with Southland or each other, a practice known as "shared funding". They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding". As a result, there is a possibility that a material conflict may arise between the interests of Owners of our Contracts, whose Accumulation Values are allocated to the Variable Account, and of owners of other contracts whose accumulation values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of these Portfolios may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Southland will consider what action may be appropriate, including removing the Portfolio from the Variable Account or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Portfolio's prospectus.


Southland has entered into agreements with the investment advisers of several of the Portfolios pursuant to which each such investment adviser pays Southland a servicing fee based upon an annual percentage of the average aggregate net assets invested by Southland on behalf of the Variable Account. These agreements reflect administrative services provided to the Portfolios by Southland. Payments of such amounts by an adviser do not increase the fees paid by the Portfolios or their shareholders.

Each of the Portfolios is part of a separate series of an open-end diversified management investment company which receives investment advice from a registered investment adviser. The Portfolios as well as their investment objectives are described below. There is no guarantee that any Portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio manager anticipates changing economic and market conditions.

Please refer to the prospectus for each of the Portfolios you are considering for more information. A description of the objectives and investments of each Portfolio follows:

THE ALGER AMERICAN FUND
-----------------------

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO - seeks long-term capital appreciation by investing at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly.


     ALGER AMERICAN GROWTH PORTFOLIO - seeks long-term capital appreciation by investing at least 65% of its total assets in the securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - seeks long-term capital appreciation by investing at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - seeks long-term capital appreciation by investing at least 85% of its net assets in equity securities of companies of any size. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions.

VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------
("VIP II")
----------

     VIP MONEY MARKET PORTFOLIO - seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers.

     VIP HIGH INCOME PORTFOLIO - seeks high income by investing primarily in high yielding, lower-rated, fixed-income securities. Growth of capital is also considered in security selection.

     VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Portfolio also considers potential for capital appreciation.

     VIP GROWTH PORTFOLIO - seeks capital appreciation by investing primarily in common stocks, although the Portfolio is not limited to any one type of security.

     VIP OVERSEAS PORTFOLIO - seeks long-term growth of capital, primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     VIP II INVESTMENT GRADE BOND PORTFOLIO - seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing primarily in a broad range of investment-grade fixed-income securities.


     VIP II ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds, and short-term money market instruments.

     VIP II INDEX 500 PORTFOLIO - seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.


     VIP II CONTRAFUND PORTFOLIO - seeks capital appreciation by investing mainly in equity securities of companies whose value the manager believes is not fully recognized by the public.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------

     INDUSTRIAL INCOME PORTFOLIO - seeks the best possible current income while following sound investment practices. Capital growth potential is an additional, but secondary consideration in the selection of portfolio securities. The portfolio normally invests at least 65% of its total assets in dividend-paying common stocks and up to 10% in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.

     UTILITIES PORTFOLIO - seeks capital appreciation and income through investments primarily in equity securities of corporations principally engaged in the public utilities business.

JANUS ASPEN SERIES
------------------


     GROWTH PORTFOLIO - a diversified Portfolio that seeks long-term growth of capital, in a manner consistent with the preservation of capital, by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

     AGGRESSIVE GROWTH PORTFOLIO - a nondiversified Portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies.


     WORLDWIDE GROWTH PORTFOLIO - a diversified Portfolio that seeks long-term growth of capital, in a manner consistent with the preservation of capital, by investing primarily in common stocks of foreign and domestic issuers.


     INTERNATIONAL GROWTH PORTFOLIO - a diversified Portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.


     BALANCED PORTFOLIO - a diversified Portfolio that seeks a long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.




CHANGES WITHIN THE VARIABLE ACCOUNT

We may from time to time make the following changes to the Variable Account:

     1. Make additional Subaccounts available to such classes of Contracts as we may determine. These Subaccounts will invest in Portfolios we find suitable for the Contract.

     2. Eliminate Subaccounts from the Variable Account, combine two or more Subaccounts or substitute a new Portfolio for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in our judgement, a Portfolio is no longer appropriate in light of the purposes of the

          Variable Account. A substitution may also become necessary due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason, such as a declining asset base.

     3. Transfer assets of the Variable Account, which we determine to be associated with the class of contracts to which your Contract belongs, to another variable account.

     4.   Withdraw the Variable Account from registration under the 1940 Act.

     5. Operate the Variable Account as a management investment company under the 1940 Act or in any other form permitted by law.

     6.   Cause one or more Subaccounts to invest in new Portfolios.

     7. Create new separate accounts or combine separate accounts, including the Variable Account.

     8. Restrict or eliminate any voting rights as to the Variable Account, as permitted by applicable laws and regulations.

     9. Make any changes required by the 1940 Act or the rules or regulations thereunder or other applicable laws or regulations.

No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. Contract Owners will be notified of any changes.


                           FACTS ABOUT THE CONTRACT

YOUR RIGHT TO CANCEL THE CONTRACT

You may cancel the Contract within your Free Look Period, which is the ten day period after you receive your Contract. Some states may require a longer Free Look Period. If you decide to cancel, you may mail or deliver the Contract to us at our Customer Service Center. We will refund the Accumulation Value plus any charges we deducted. If you have purchased a Contract in a state that requires the return of Purchase Payments during the Free Look Period and you choose to exercise your Free Look right, we will return the Purchase Payment instead.

PURCHASE PAYMENTS

You purchase the Contract with an initial Purchase Payment. The minimum initial Purchase Payment is $5,000 ($1,000 for an IRA). We may reduce the minimum initial Purchase Payment requirements for certain group or sponsored arrangements. (See "GROUP OR SPONSORED ARRANGEMENTS," page 17.) We generally will not accept an initial Purchase Payment in excess of $1,500,000 and we reserve the right to not accept any Purchase Payment for any reason.

We can accept subsequent Purchase Payments until the Owner reaches the Age of 86, or the Annuity Date, if earlier. The minimum subsequent Purchase Payment we will accept is $500 ($250 for an IRA or $90 if you have set up your IRA Contract to make Purchase Payments on a monthly basis). We may reduce the minimum subsequent Purchase Payment requirements for certain group or sponsored arrangements. We may refuse to accept a Purchase Payment if it would cause the sum of all Purchase Payments to exceed $1,500,000 and we reserve the right to not accept any Purchase Payment for any reason.

For IRA Contracts, the maximum aggregate Purchase Payments in any year for an individual Contract is the lesser of $2,000 or 100% of compensation. The maximum amount we will accept for a spousal IRA is the lesser of $4,000 or 100% of compensation, reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can be contributed to either your IRA or your spouse's IRA in any one year.

Send Purchase Payments to our Customer Service Center. Checks should be made payable to Southland Life Insurance Company. We will send you a confirmation notice upon receipt.

CREDITING AND ALLOCATION OF PURCHASE PAYMENTS

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial Purchase Payment, the initial Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Account within two business days of receipt of such Purchase Payment by Southland at our Customer Service Center. If the application is not properly completed, Southland reserves the right to retain the Purchase Payment for up to five business days while it attempts to complete the application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to our retaining the initial Purchase Payment until the application is made complete. The initial Purchase Payment will then be credited within two business days after our receipt of a properly completed application.

We will credit subsequent Purchase Payments that are accepted by us as of the Valuation Period of receipt at our Customer Service Center.

The initial Purchase Payment is allocated among the Subaccounts as specified on the application, unless the Contract is issued in a state that requires the return of Purchase Payments during the Free Look Period. In those states, your initial Purchase Payment allocated to the Guaranteed Interest Account will be allocated to that Account upon receipt; your initial Purchase Payment allocated to the Subaccounts will be allocated to the VIP Money Market Subaccount for a period of 15 days from the date that the Contract is mailed from the Customer Service Center. At the expiration of this period, such portion of the Purchase Payment, as adjusted to reflect the investment performance of the VIP Money Market Subaccount during this period, is then allocated to the Subaccounts as described above. If your Contract has a Free Look Period of 20 or 30 days, the allocation to the Subaccounts is made at the expiration of a period of 25 or 35 days (as applicable) from the date that the Contract is mailed from the Customer Service Center.


You may allocate initial and subsequent Purchase Payments among up to 18 Subaccounts available as well as to the Guaranteed Interest Account, provided that at no time may your Variable Account Accumulation Value be allocated among more than 18 Subaccounts. All Purchase Payment percentage allocations must be in whole numbers. Subsequent to your initial Purchase Payment, we allocate any additional Purchase Payments among the Subaccounts and the Guaranteed Interest Account on the same basis as the initial Purchase Payment unless we receive a Written Notice with new instructions. You may, by telephone, designate a different allocation with respect to any Purchase Payment to be made, if a currently valid telephone authorization form is on file with us. (See "TELEPHONE PRIVILEGES," page 26.)

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce or eliminate the surrender charge, the length of time a surrender charge applies, the administrative charge, the minimum initial Purchase Payment and the minimum subsequent Purchase Payment requirements, as well as other fees or charges. We may also increase the number of withdrawals which may be effected without a surrender charge. Group arrangements include those in which a trustee, an employer or an association, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis. (See "CONTRACT CHARGES AND FEES," page 28.)

Our costs for sales and administration, generally vary with the size and stability of the group, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements. We will make any reductions according to our rules in effect when an application form for a Contract is approved. We may change these rules from time to time. If made, any of the foregoing changes will reflect differences in costs or services and will not be unfairly discriminatory.

YOUR ACCUMULATION VALUE

The Accumulation Value of your Contract is the sum of Variable Account Accumulation Value and the Guaranteed Interest Account Accumulation Value. The Variable Account Accumulation Value is the sum of all the Subaccount Accumulation Values.

GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE

The Guaranteed Interest Account Accumulation Value as of the Contract Date is equal to the amount of the initial Purchase Payment allocated to the Guaranteed Interest Account.

On subsequent Valuation Days, the Guaranteed Interest Account Accumulation Value is calculated as follows:

     1) The Guaranteed Interest Account Accumulation Value as of the end of the preceding Valuation Period plus any interest earned during the Valuation Period; plus

     2) Any subsequent Purchase Payments allocated to the Guaranteed Interest Account during the current Valuation Period; plus

     3) Any Accumulation Value transferred to the Guaranteed Interest Account during the current Valuation Period; minus

     4) Any Accumulation Value transferred from the Guaranteed Interest Account during the current Valuation Period; minus

     5) Any excess transfer charge allocated to the Guaranteed Interest Account during the current Valuation Period; minus

     6) Any withdrawals (and any withdrawal transaction charges and surrender charges arising from such withdrawals) allocated to the Guaranteed Interest Account during the current Valuation Period.

SUBACCOUNT ACCUMULATION VALUE

The Subaccount Accumulation Value for any Subaccount as of the Contract Date is equal to the amount of the initial Purchase Payment allocated to that Subaccount.

On subsequent Valuation Days, the amount of the Subaccount Accumulation Value is calculated as follows:

     1) The number of Accumulation Units in that Subaccount as of the end of the preceding Valuation Period multiplied by that Subaccount's Accumulation Unit Value for the current Valuation Period; plus

     2) Any subsequent Purchase Payments allocated to that Subaccount during the current Valuation Period; plus

     3) Any Accumulation Value transferred to such Subaccount during the current Valuation Period; minus

     4) Any Accumulation Value transferred from such Subaccount during the current Valuation Period; minus

     5) Any excess transfer charge allocated to such Subaccount during the current Valuation Period; minus

     6) Any withdrawals (and any withdrawal transaction charges and surrender charges arising from such withdrawals) allocated to that Subaccount during the current Valuation Period; minus

     7) The portion of the annual administrative charge, if any, applicable to that Subaccount if a Contract Anniversary occurs during the Valuation Period.


Accumulation Unit Value. Purchase Payments allocated to a Subaccount or amounts transferred to a Subaccount are converted into Accumulation Units. For any Subaccount, the number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Period on which the Purchase Payment is received or the transfer is effective. In this manner, an increase in Subaccount Accumulation Value under a Contract occurs by the addition of Accumulation Units of that Subaccount.

The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10 when the Subaccount was established. Thereafter, for any Subaccount, the Accumulation Unit value for a Valuation Period equals the Accumulation Unit value for the preceding Valuation Period multiplied by the Accumulation Experience Factor (described below) for the Valuation Period.

Decreases in Subaccount Accumulation Value under a Contract are effected by the cancellation of Accumulation Units of a Subaccount. Therefore, Surrenders, withdrawals, transfers out of a Subaccount, payment of a Death Benefit, the application of the Accumulation Value to an Annuity Payment Option and the deduction of the annual administrative charge all result in the cancellation of an appropriate number of Accumulation Units of one or more Subaccounts. Accumulation Units are canceled as of the end of the Valuation Period in which Southland received notice of or instructions regarding the event.

The Accumulation Experience Factor. For each Subaccount, the accumulation experience factor reflects the investment experience of the Portfolio in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The accumulation experience factor is calculated by dividing
(1) by (2) and subtracting (3) from the result, where:

     (1)  is the result of:

          a. the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the current Valuation Period; plus

          b. the per share amount of any dividend or capital gains distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          c. a per share charge or credit for any taxes reserved for, which is determined by Southland to have resulted from the operations of the Subaccount.

     (2) is the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the last prior Valuation Period.

     (3) is a daily factor representing the mortality and expense risk charge and the asset-based administrative charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

YOUR RIGHT TO TRANSFER

Prior to the Annuity Date and after the Free Look Period, you may transfer your Accumulation Value among the Subaccounts and the Guaranteed Interest Account. The minimum amount that may be transferred from each Subaccount or the Guaranteed Interest Account is the lesser of $100 or the Subaccount Accumulation Value or the Guaranteed Interest Account Accumulation Value. Percentages must be in whole numbers. Transfers due to the operation of Dollar Cost Averaging and Automatic Rebalancing are not included in determining the limit on the number of transfers allowed without a charge. (See "DOLLAR COST AVERAGING FACILITY," page 21 and "AUTOMATIC REBALANCING," page 21.) Each request to transfer is considered one transfer regardless of how many Subaccounts or the Guaranteed Interest Account are affected by the transfer. Except for Contracts issued in certain states, we reserve the right to limit the number of transfers per Contract Year to 12. The table below summarizes the number of transfers permitted in any one Contract Year without an excess transfer charge, the total number of transfers permitted in a Contract Year and the excess transfer charge.

                                             ----------------------------------------------------------
                                                    PRIOR TO ANNUITY DATE            ANNUITY PERIOD
-------------------------------------------------------------------------------------------------------
Free Transfers                                              12                              4
-------------------------------------------------------------------------------------------------------
Total Number of Transfers Permitted                      Unlimited                          4
-------------------------------------------------------------------------------------------------------
Excess Transfer Charge                       $25 for each transfer in excess of      Not Applicable
                                                12 during any Contract Year
-------------------------------------------------------------------------------------------------------

Transfers may be made based upon instructions given by Written Notice or by telephone. Southland will only honor telephone transfer requests if it has a currently valid telephone authorization form on file signed by the Owner. (See "TELEPHONE PRIVILEGES," page 26.)

Southland reserves the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, Southland reserves the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts. Such third-party transfers may cause increased trading and transaction costs, disruption of planned investment strategies, forced and unplanned portfolio turnover, lost opportunity costs and may subject the Portfolios to large asset swings that diminish the Portfolios' ability to provide maximum investment return to all Owners.

Once during the first 30 days of each Contract Year, you may transfer amounts from the Guaranteed Interest Account. Transfer requests received within 30 days prior to the Contract Anniversary will be considered requests to transfer on the Contract Anniversary. A request to transfer from the Guaranteed Interest Account that is received on the Contract Anniversary or within the following 30 days will be processed if it is the first such transfer request received during the 30 day period. Requests for transfers from the Guaranteed Interest Account received at any other times will not be processed. You may transfer amounts to the Guaranteed Interest Account at any time.

The maximum transfer amount from the Guaranteed Interest Account to the Subaccounts of the Variable Account in any Contract Year is the greater of:

     (a) 25% of the Guaranteed Interest Account Accumulation Value immediately prior to the transfer;

     (b)  $100; or

     (c) the sum of the amounts that were transferred out of and withdrawn from the Guaranteed Interest Account in the prior Contract Year. (For purposes of calculating this sum, all withdrawals, including those made under the Systematic Withdrawal Program are included.)

DOLLAR COST AVERAGING FACILITY


If elected at the time of the application or at any time thereafter by Written Notice, an Owner may systematically transfer on a monthly basis, specified dollar amounts from the VIP Money Market Subaccount to up to 17 other Subaccounts. This is known as the dollar-cost averaging ("Dollar Cost Averaging") method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The Dollar Cost Averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

Owners may only elect Dollar Cost Averaging if their Subaccount Accumulation Value in the VIP Money Market Subaccount is at least $10,000 at the time of the election. The minimum transfer amount out of the VIP Money Market Subaccount for Dollar Cost Averaging is $100 per month. The maximum transfer amount out of the VIP Money Market Subaccount for Dollar Cost Averaging is the VIP Money Market Subaccount Accumulation Value, at the time of election, divided by 12. If Dollar Cost Averaging transfers are to be made to more than one Subaccount, percentage allocations of the transfer amount must be designated as whole number percentages. Dollar allocations may not be made.

The transfer date for Dollar Cost Averaging will be the same calendar day each month as the Contract Date. If this calendar day is not a Valuation Day, the next Valuation Day will be used. Once elected, Dollar Cost Averaging remains in effect for a Contract until the VIP Money Market Subaccount Accumulation Value is depleted, the Annuity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, you may specify a date for Dollar Cost Averaging to terminate. You may also specify a dollar amount so that when your VIP Money Market Subaccount Accumulation Value reached this dollar amount, Dollar Cost Averaging will terminate. There is no additional charge for using Dollar Cost Averaging. Southland reserves the right to discontinue offering the Dollar Cost Averaging facility at any time and for any reason. Any transfer under this facility will not be included for the purposes of the excess transfer charge.

You may change the transfer amount or the Subaccounts to which transfers are to be made once each Contract Year, subject to the above limitations. Telephone instructions, however, are only honored if a currently valid telephone authorization form is on file with us. (See "TELEPHONE PRIVILEGES," page 26.)

If you elect Dollar Cost Averaging and Automatic Rebalancing at the same time, Dollar Cost Averaging will commence and Automatic Rebalancing will not commence until the first Valuation Day of the calendar quarter immediately following the termination of Dollar Cost Averaging. If you elect Dollar Cost Averaging while the Automatic Rebalancing feature is in effect, Dollar Cost Averaging will not commence unless you first terminate Automatic Rebalancing by Written Notice. (See "AUTOMATIC REBALANCING," page 21.)

AUTOMATIC REBALANCING

If elected at the time of the application or if subsequently requested prior to the Annuity Date by Written Notice, an Owner may instruct Southland to automatically transfer, on a quarterly basis, Variable Accumulation Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Accumulation Value among such Subaccounts ("Automatic Rebalancing"). Such percentage allocations must be in whole numbers. Once elected, Automatic Rebalancing begins on the first Valuation Day of the next calendar quarter (or, if later, the next calendar quarter after the expiration of the Free-Look Period).

Owners may stop Automatic Rebalancing at any time at least seven calendar days before the first Valuation Day in a new calendar quarter. Owners may specify allocations between and among as many Subaccounts as are available at the time Automatic Rebalancing is elected. If Automatic Rebalancing is elected but no allocations are specified, then the rebalancing will be done on the basis of the Owner's current Purchase Payment allocation instructions. Once Automatic Rebalancing has been elected, any subsequent allocation instructions that differ from the then-current Automatic Rebalancing allocation instructions will be deemed to be a request to change your Automatic Rebalancing allocation. Owners may change Automatic Rebalancing allocations at any time. Allocation changes will take effect as of the Valuation Day that we receive your instructions.
Once Automatic Rebalancing is in effect, you may only transfer Variable Account Accumulation Value among or between Subaccounts by changing your Automatic Rebalancing allocation instructions. Changes to or termination of Automatic Rebalancing may be made by instructions given by Written Notice or telephone. Telephone instructions, however, are only honored if Southland has a currently valid telephone authorization form on file with us. (See "TELEPHONE PRIVILEGES," page 26.)

There is no additional charge for Automatic Rebalancing and Automatic Rebalancing transfers do not count as one the 12 free transfers available during any Contract Year. If Automatic Rebalancing is elected at the same time as Dollar Cost Averaging or when Dollar Cost Averaging is in effect, Automatic Rebalancing will be postponed until the first Valuation Day in the calendar quarter following the termination of Dollar Cost Averaging.

In the future, Southland may offer Automatic Rebalancing transfers on a monthly, semi-annual and annual basis, in which case the foregoing references to calendar quarters would be changed to monthly, semi-annual or annual periods, as applicable.

WITHDRAWALS

Prior to the Annuity Date and after the Free Look Period, you may withdraw part of the Cash Surrender Value of your Contract. Your request must include tax withholding information as we may require. Withdrawals may be subject to a 10% tax penalty and may be subject to mandatory withholding. ( See "FEDERAL TAX CONSIDERATIONS," page 36.) A surrender charge and a withdrawal transaction charge also may be incurred for withdrawals in excess of certain amounts. (See "CHARGES DEDUCTED FROM THE ACCUMULATION VALUE," page 28.)

Certain plans or programs sold on a group or sponsored basis to employee or professional groups may have additional or fewer restrictions on withdrawal privileges. (See "GROUP OR SPONSORED ARRANGEMENTS," page 17.)

There are three available withdrawal options: Demand Withdrawals; the Systematic Withdrawal Program; and the IRA Income Program. All three options are described below.

Demand Withdrawal Option. You may make Demand Withdrawals in minimum amounts of $100. The maximum Demand Withdrawal amount is the Cash Surrender Value minus $500. If the amount of the Demand Withdrawal you specify exceeds the maximum level, the amount of the Demand Withdrawal will automatically be lowered to the maximum. (See "SURRENDERS," page 24.)

Unless you specify otherwise, the amount of the Demand Withdrawal will be taken proportionately from your Subaccount Accumulation Values and Guaranteed Interest Accumulation Value immediately before the Withdrawal. When specifying otherwise, you may not withdraw from the Guaranteed Interest Account an amount that is greater than the total requested Demand Withdrawal amount multiplied by the ratio of the Guaranteed Interest Account Accumulation Value to the total Accumulation Value immediately before the withdrawal.

We impose a withdrawal transaction charge for each Demand Withdrawal after the first in any Contract Year. (See "CHARGES DEDUCTED FROM THE ACCUMULATION VALUE," page 28.)

Demand Withdrawals may be made based upon instructions given by Written Notice or by telephone. Southland will only honor a telephone Demand Withdrawal request if we have a currently valid telephone authorization form on file signed by the Owner and if the request is for an amount less than $25,000. (See "TELEPHONE PRIVILEGES," page 26.)

Systematic Withdrawal Program. You may choose to receive systematic withdrawals on a monthly or quarterly basis ("Systematic Withdrawal Program"). Withdrawals under the Systematic Withdrawal Program will be taken proportionately from your Subaccount Accumulation Values and Guaranteed Interest Accumulation Value. The withdrawals under this program may not start sooner than one month after the Contract Date.

You may select the day of the month when the withdrawals will be made. If no day is selected, the withdrawals will be made on the same day of the month as the Contract Date. If this day is not a Valuation Day, the next Valuation Day will be used. You may select a dollar amount or a percentage amount for your withdrawal subject to the following maximums:

Frequency                                         Maximum Withdrawal Payment Percentage
---------                                         -------------------------------------
Monthly...............................................1.25% of Accumulation Value on the date of withdrawal
Quarterly..............................................3.75% of Accumulation Value on the date of withdrawal

Except as described below, payments under this program may not be less than $100.

If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage listed above, the amount withdrawn will be reduced to equal such percentage. If a percent amount is selected that exceeds the maximum percentages listed above, the amount withdrawn will be reduced to equal such percentage. In either case, if the amount to be withdrawn is then less than $100, the withdrawal will be made, and the Systematic Withdrawal Program will be canceled.

If the withdrawals under this program end due to an insufficient Accumulation Value, any remaining Accumulation Value will be paid to you. This will result in a Surrender of the Contract.

If a Demand Withdrawal is made during a Contract Year when the Systematic Withdrawal Program is in effect, the remaining payments to be made under the Systematic Withdrawal Program for that Contract Year will be considered Demand Withdrawals for the purpose of assessing any applicable surrender charges or withdrawal transaction charges. Otherwise, withdrawals made under the Systematic Withdrawal Program are not assessed surrender charges or withdrawal transaction charges.

You may change the amount or percentage of your withdrawals under this program once each Contract Year. You may cancel your participation at any time by Written Notice, at least seven days prior to the next scheduled withdrawal date.

IRA Income Program - IRA Contracts Only. If you have an IRA Contract, we will provide payment of amounts required to be distributed under the Code ("IRA Income Program") unless the minimum distributions are otherwise satisfied. (See "IRA INCOME PROGRAM," in the Statement of Additional Information.)

We will determine the amount that is required to be distributed from your Contract each year based on the information you give us and various choices you make. If the Systematic Withdrawal Program is in effect at the same time as the

IRA Income Program, additional distributions, if required, will be made at the same time as the Systematic Withdrawal Program distributions. Otherwise, minimum distributions will occur when required. For information regarding the calculation and choices you must make, see the Statement of Additional Information. The minimum dollar amount of each distribution is $100. At any time while minimum distributions are being made, if your Cash Surrender Value falls below $2,000, we will cancel the Contract and send you the amount of your Cash Surrender Value.

Tax Consequences of Withdrawals. CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. A withdrawal made before the taxpayer reaches Age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. Please refer to "FEDERAL TAX CONSIDERATIONS," page 36 for more details.

SURRENDERS

You may Surrender the Contract for its Cash Surrender Value at any time prior to the Annuity Date. Your Contract's Cash Surrender Value fluctuates daily with the investment experience of the Subaccounts in which you are invested. We do not guarantee any minimum Cash Surrender Value for amounts invested in the Subaccounts.


If you do not wish to receive your Cash Surrender Value in a single sum payment and you are also the Annuitant, you may avoid a surrender charge by accelerating the Annuity Date under the Contract. However, any designated period selected under an Annuity Payment Option must be five years or more. (See "SELECTING AN ANNUITY PAYMENT OPTION," page 31.) Consult your tax adviser regarding the tax consequences of a Surrender or the acceleration of the Annuity Date. A Surrender made before age 59 1/2 may result in the imposition of a 10% penalty tax. (See "FEDERAL TAX CONSIDERATIONS," page 36.)

DEATH BENEFITS

Upon receipt of Due Proof of Death of an Owner before the Annuity Date, the Death Benefit will be paid according to the provisions in "ENHANCED DEATH BENEFIT" below. If the Owner is not an individual, the Death Benefit is payable upon the death of the Annuitant. The Beneficiary can elect to receive the Death Benefit either as a single lump sum or under an Annuity Option.

Subject to the applicable provisions of the Code discussed under "TAX STATUS OF THE CONTRACT", page 37, if the Owner (or a Deemed Owner as defined in the Code) dies prior to the Annuity Date, and:

     1. If the Owner's spouse is the joint Owner, then the spouse becomes the new Owner and no Death Benefit is payable; or

     2. If the Owner's spouse is the Beneficiary, then the spouse may elect to become the Owner (in which case there is no Death Benefit payable) by so electing within 60 days of the death; if there is no such election, the Death Benefit is payable to the Beneficiary; or

     3. If the Owner's spouse is not the joint Owner or the Beneficiary, then the Death Benefit is payable to the Beneficiary.

If Due Proof of Death is not accompanied by the Beneficiary's election of whether to receive the Death Benefit as a lump sum or under an Annuity Option, the amount of the Death Benefit will continue to reflect the investment performance of the Variable Account until such an election is received at our Customer Service Center. If no such election is received within 60 days of our receiving Due Proof of Death, we will pay the Death Benefit in a single lump sum. If the Death Benefit is paid under an Annuity Option, the Beneficiary becomes the Annuitant and the Contingent Beneficiary becomes the Contingent Annuitant. Contact our Customer Service Center or your agent for more information. (See "SELECTING AN ANNUITY PAYMENT OPTION," page 31.)

Other rules relating to distributions at death apply to Qualified Contracts. You should consult your tax adviser regarding these rules and their impact on Qualified Contracts.

ENHANCED DEATH BENEFIT

The Death Benefit under the Contract is an enhanced Death Benefit which is greater than the death benefit payable under some other annuity contracts. The enhanced Death Benefit is the greatest of the following amounts as of the Valuation Period on which we receive Due Proof of Death and all information necessary to process the claim, including the Beneficiary's election of receiving the Death Benefit in the form of either a single sum or under an Annuity Payment Option.

     1. Purchase Payments made, less withdrawals (and charges associated with such withdrawals), accumulated at the guaranteed death benefit accumulation rate shown in your Contract (0% after Age 75 and for Contracts issued in certain states), up to a maximum of two times (A-
          B), where A = the sum of all Purchase Payments, and B = the sum of all withdrawals (and charges associated with such withdrawals); or

     2.   The Accumulation Value; or

     3. The Step-up Benefit (as defined below), plus Purchase Payments made, less withdrawals (and charges associated with such withdrawals) since the last step-up anniversary;

          The Step-Up Benefit at issue is the initial Purchase Payment. As of each subsequent step-up anniversary, the then-current Accumulation Value is compared to the prior determination of the Step-Up Benefit, increased by Purchase Payments made, less withdrawals (and charges associated with such withdrawals) since the last step-up anniversary. The greater of these becomes the new Step-Up Benefit.

          The step-up anniversaries are every 6th Contract Anniversary for the duration of the Contract. (i.e., the 6th, 12th, 18th, etc.)

The amount payable to the Beneficiary is the enhanced Death Benefit as calculated above, minus any taxes incurred but not previously deducted.

WHEN WE MAKE PAYMENTS

Payments of withdrawals, Surrenders or Death Benefits from the Subaccounts will usually be made within seven days of receipt of the request at our Customer Service Center. However, we may postpone the processing of any such transactions for any of the following reasons:

     a) When the New York Stock Exchange ("NYSE") is closed for trading for other than for customary holiday or weekend closings, or trading on the NYSE is otherwise restricted, as determined by the SEC;

     b) When the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's assets not reasonably practicable; or

     c) When the SEC by order permits a delay for the protection of Contract Owners.

We may defer up to six months the payment of any withdrawal or proceeds from the Guaranteed Interest Account.

                             TELEPHONE PRIVILEGES

If you have elected this privilege in a form required by us, you may make transfers or request Demand Withdrawals by telephoning our Customer Service Center. A telephone authorization form received by Southland at our Customer Service Center is valid until it is rescinded or revoked by Written Notice or until a subsequently dated form signed by the Owner is received at the Customer Service Center. We will send you a written confirmation of all transfers and withdrawals made pursuant to telephone instructions.

Our Customer Service Center may require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by phone. If Southland follows these procedures, it will not be liable for any losses due to unauthorized or fraudulent transactions.

                        THE GUARANTEED INTEREST ACCOUNT

You may allocate all or a portion of your Purchase Payments and transfer your Accumulation Value to or from the Guaranteed Interest Account, which is part of our General Account and which pays interest at a declared rate. The General Account supports our non-variable insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Interest Account have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Account nor the General Account has been registered as an investment company under the 1940 Act. Accordingly, neither the General Account, the Guaranteed Interest Account nor any interest therein are generally subject to regulation under these Acts. As a result, the staff of the SEC has not reviewed the disclosures which are included in this prospectus which relate to the General Account and the Guaranteed Interest Account. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more details regarding the General Account, see your Contract.

You may accumulate amounts in the Guaranteed Interest Account by (i) allocating Purchase Payments, (ii) transferring amounts from the Subaccounts, and (iii) earning interest on amounts you already have in the Guaranteed Interest Account. (See "CREDITING AND ALLOCATION OF PURCHASE PAYMENTS," page 17.)

The amount you have in the Guaranteed Interest Account at any time is the sum of all Purchase Payments allocated to this Account, all transfers, and earned interest. This amount is reduced by amounts transferred out of or withdrawn from the Guaranteed Interest Account and deductions allocated to the Guaranteed Interest Account. (See "GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE," page 18.)

We pay a declared interest rate on all amounts that you have in the Guaranteed Interest Account. These interest rates will never be less than the minimum guaranteed effective annual interest rate of 3%. When a Purchase Payment is received or an amount is transferred into the Guaranteed Interest Account, an interest rate will be credited to that amount. The rate will be guaranteed for a twelve-month period. Thereafter, interest rates credited to that amount (and amounts earned on that amount) will be similarly guaranteed for successive periods of at least twelve-months at the then current interest rate. Therefore, different interest rates may apply to different amounts in the Guaranteed Interest Account, depending on when and how the amount was initially allocated. Interest at the guaranteed minimum rate or such higher rate as Southland may determine will be paid regardless of the actual investment experience of the General Account. We bear the full amount of the investment risk for the amount allocated to the Guaranteed Interest Account while the Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

                        ADDITIONAL CONTRACT INFORMATION

THE OWNER

You are the Owner. You are also the Annuitant unless another Annuitant is named in the application. You have the rights and options described in the Contract. You and your spouse may be joint Owners; no other joint ownership is allowed. You (and your spouse, in the case of joint ownership) must be younger than Age 86 as of the Contract Date.

THE ANNUITANT

The Annuitant will receive the Annuity Payments under the Contract as of the Annuity Date if the Annuitant is living. If the Annuitant dies before the Annuity Date and a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant (unless the Owner is not an individual, in which case the Death Benefit becomes payable). If no contingent Annuitant has been named, the Owner must designate a new Annuitant. If no designation is made within 30 days of the Annuitant's death, the Owner will become the Annuitant.

Upon the death of the Annuitant after the Annuity Date, any remaining designated period Annuity Payments will be continued to any contingent Annuitant. Upon the death of both the Annuitant and all contingent Annuitants, any remaining designated period Annuity Payments will be paid to the estate of the last to die of the Annuitant and the contingent Annuitants. Such amounts may be paid in one sum if the Owner so elected. (See "SELECTING AN ANNUITY PAYMENT OPTION," page 31.)

THE BENEFICIARY

The Beneficiary is the person to whom we pay the Death Benefit upon the death of the Owner (or of the Annuitant, if the Owner is not an individual) prior to the Annuity Date.

The original Beneficiary and any contingent Beneficiaries are named in the application. Contingent Beneficiaries are paid a Death Benefit only if no Beneficiary survives. If more than one Beneficiary in a class survives, they will share the Death Benefit equally, unless the Owner's designation provides otherwise. If there is no designated Beneficiary or contingent Beneficiary surviving, we will pay the Death Benefit to the Owner's estate. We will pay the Death Benefit to the most recent Beneficiary designation on file with us.

CHANGE OF OWNER, BENEFICIARY OR ANNUITANT

Prior to the Annuity Date and after the Free Look Period, you may transfer Ownership of the Contract (unless the Contract is a Qualified Contract) subject to our published rules at the time of the change. A new Owner must be less than Age 86.

You may name a new Annuitant prior to the Annuity Date. Any Annuitant or contingent Annuitant must be younger than Age 86 when named. An Annuitant or contingent Annuitant that is not an individual may not be named without our consent. If the Owner is not an individual, the Annuitant may not be changed without our consent.

The Owner may name a new Beneficiary unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Owner and the irrevocable Beneficiary must act together to make any Beneficiary changes. If the Contract is a Qualified Contract and a Beneficiary change is being made, the Owner's spouse must sign a statement agreeing to this designation.

To make any of these changes, you must send us Written Notice. The change will take effect as of the day the notice is signed and dated. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. For possible tax consequences, see "FEDERAL TAX CONSIDERATIONS," page 36.

OTHER CONTRACT PROVISIONS

If an Age or sex given in the application is misstated, the amounts payable or benefits provided by the Contract shall be those that the Purchase Payment would have bought at the correct Age or sex.

We must receive any election, designation, change, assignment, or any other change request you make in writing, except for those changes for which telephone privileges are available. The effective date of any such change will be the date the request was signed. We may require a return of your Contract for any Contract change or for paying Death Benefits. If your Contract has been lost, we will require that you complete and return a Contract Replacement Form. Any change will not affect payments made or action taken by us before the change is recorded at our Customer Service Center.

You may assign this Contract as collateral security upon Written Notice to us. Once it is recorded with us, the rights of the Owner and Beneficiary are subject to the assignment. It is your responsibility to make sure the assignment is valid. There may be tax consequences. (See "FEDERAL TAX CONSIDERATIONS," page 36.)

AUTHORITY TO CHANGE CONTRACT TERMS

Only the President, a Vice President, or the Secretary of Southland has authority to agree on behalf of the company to any alteration of the Contract or to any waiver of the right or requirements of the company.

This Contract is intended to qualify as an annuity contract under the Code. To that end, all terms and provisions of the Contract shall be interpreted to ensure or maintain such qualification. Southland will make payments and distributions in the time and manner necessary to maintain such qualification under the applicable provisions of the Code.

We reserve the right to amend this Contract, to reflect any clarifications or changes that may be needed or are appropriate, or to conform it to any applicable changes in the tax requirements, in order to qualify the Contract as an annuity. We will send you written notice of such amendments.


                           CONTRACT CHARGES AND FEES

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No sales charge is deducted from Purchase Payments at the time that such payments are made. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from Accumulation Value if a Demand Withdrawal or Surrender occurs prior to the Annuity Date.

In the event that surrender charges are not sufficient to cover sales expenses, such expenses will be borne by Southland. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by Southland.

Charge for Surrender or Demand Withdrawals. The surrender charge is equal to the percentage of each Purchase Payment surrendered or withdrawn as shown in the table below. The surrender charge is separately calculated and applied to each Purchase Payment at the time that the Payment is surrendered or withdrawn. No surrender charge applies to Accumulation Value in excess of aggregate Purchase Payments (less prior withdrawals of such payments) or on Purchase Payments made more than five full Contract Years since the Contract Anniversary following the Purchase Payment. For purposes of calculating the surrender charge, Accumulation Value in excess of aggregate Purchase Payments (less prior withdrawals of such payments) is deemed withdrawn before Purchase Payments and Purchase Payments are considered withdrawn on a first-in-first-out basis.

---------------------------------------------------------------------------
      Contract Anniversaries Since      Surrender Charge as a Percentage
       Purchase Payment Was Made         of Purchase Payment Withdrawn
---------------------------------------------------------------------------
                   0                                     7%
---------------------------------------------------------------------------
                   1                                     6%
---------------------------------------------------------------------------
                   2                                     5%
---------------------------------------------------------------------------
                   3                                     4%
---------------------------------------------------------------------------
                   4                                     3%
---------------------------------------------------------------------------
                   5                                     2%
---------------------------------------------------------------------------
                   6+                                    0%
---------------------------------------------------------------------------

With regard to Demand Withdrawals, the surrender charge is deducted from your Accumulation Value.


The Amount You May Withdraw Without a Surrender Charge. Demand Withdrawals may be taken without a surrender charge in an amount which may be greater than that provided by other annuity contracts. In addition to Purchase Payments held beyond the surrender charge period, each Contract Year, after the first Contract Year, you may withdraw without a surrender charge the greater of (1) Accumulation Value in excess of aggregate Purchase Payments less prior withdrawals (as of the date of receipt of the written request), or (2) 15% of the Accumulation Value as of the last Contract Anniversary (less any withdrawals already made during the Contract Year, including any charges arising from such withdrawals, other than withdrawals of Purchase Payments).

During any Contract Year, if a Demand Withdrawal is made while the Systematic Withdrawal Program is in effect, the remaining payments to be made under the Systematic Withdrawal Program for that Contract Year will be considered Demand Withdrawals for purposes of calculating withdrawal transaction charges and any applicable surrender charges. If a Demand Withdrawal is not made in the same Contract Year, withdrawals made under the Systematic Withdrawal Program will not be assessed a surrender charge. IRA Income Program withdrawals will not be assessed a surrender charge.

WITHDRAWAL TRANSACTION CHARGE

Prior to the Annuity Date and after the Free Look Period, you may take one Demand Withdrawal each Contract Year without a withdrawal transaction charge. We impose a withdrawal transaction charge on each additional Demand Withdrawal in that Contract Year equal to the lesser of $25 or 2% of the amount withdrawn. The withdrawal transaction charge will reduce proportionately your Subaccount Accumulation Values and Guaranteed Interest Account Accumulation Value. The withdrawal transaction charge will not apply to withdrawals made pursuant to the IRA Income Program nor will it apply to withdrawals made pursuant to the Systematic Withdrawal Program unless a Demand Withdrawal occurs in a Contract Year while the Systematic Withdrawal Program is in effect. Then, the remaining payments to be made under the Systematic Withdrawal Program in such a Contract Year will be considered Demand Withdrawals for purposes of calculating withdrawal transaction charges.

ANNUAL ADMINISTRATIVE CHARGE

The administrative charge is deducted each year as of the Contract Anniversary. We also deduct this charge when determining the Cash Surrender Value payable if you Surrender the Contract prior to the end of a Contract Year. If aggregate Purchase Payments made less aggregate withdrawals (and any charges arising from such withdrawals) are less than $100,000, the amount deducted is $30 per Contract Year. Otherwise, the charge is zero. This charge is to cover a portion of our administrative expenses.

The administrative charge is deducted proportionately from your Subaccount Accumulation Values immediately prior to the deduction. The administrative charge is not deducted from the Guaranteed Interest Account Accumulation Value.

EXCESS TRANSFER CHARGE

Prior to the Annuity Date, we allow you 12 free transfers among and between the Subaccounts and the Guaranteed Interest Account per Contract Year. For each additional transfer, we will charge you $25 at the time each such transfer is processed. The charge will be deducted proportionately from your Subaccount Accumulation Values and Guaranteed Interest Account Accumulation Value immediately prior to the deduction. Any transfer(s) due to the election of Dollar Cost Averaging or Automatic Rebalancing will not be included in determining if the excess transfer charge should apply.

After the Annuity Date, only four Annuity Unit exchanges each Contract Year are allowed, and no transfer charge will be deducted.

TAXES ON PURCHASE PAYMENTS

We make a charge for state and local taxes on Purchase Payments in certain states and municipalities, which can range from 0% to 3.5% of each Purchase Payment. The charge generally depends on the Annuitant's place of residence.

In those jurisdictions in which taxes on Purchase Payments are incurred by Southland as of the Annuity Date, we will deduct the charge for taxes at that time. In jurisdictions that impose a tax on Purchase Payments at the time the Purchase Payments are paid, regardless of the Annuity Date, our current practice is to pay the tax on Purchase Payments for you and then deduct the charge for these taxes from your Accumulation Value upon Surrender, payment of the Death Benefit or upon the Annuity Date. We reserve the right to deduct any state and local taxes on Purchase Payments from your Accumulation Value at the time such tax is due.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily charge from the assets in the Subaccounts to compensate Southland for mortality and expense risks that we assume under the Contract. The daily charge prior to the Annuity Date is at the rate of 0.003753% (equivalent to an annual rate of 1.37%) on the assets of the Variable Account. The daily charge during the Annuity Period is at the rate of 0.003425% (equivalent to an annual rate of 1.25%) on the assets in the Subaccounts. Prior to the Annuity Date, approximately 1.02% of this annual charge is for the mortality risk and 0.35% is for the expense risk. During the Annuity Period, when the Death Benefit is no longer available, approximately 0.90% of this annual charge is for mortality risk and 0.35% is for expense risk. The mortality and expense risk charge is not deducted from the Guaranteed Interest Account.


The mortality risk assumed is the risk that Annuitants, as a group, will live for a longer time than our actuarial tables predict. As a result, we would be paying more in Annuity Payments under certain Annuity Payment Options than we planned. Southland also assumes a mortality risk for paying an Enhanced Death Benefit, which in periods of declining value and higher mortality rates, could result in a loss for Southland. The expense risk assumed is the risk that it will cost us more to issue and administer the Contract than we expected in setting certain of the charge levels guaranteed in the Contract. Any profit to Southland for this charge may be used to finance distribution expenses.

ASSET-BASED ADMINISTRATIVE CHARGE

We will deduct a daily charge from the assets of the Subaccounts to compensate Southland for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000411% (equivalent to an annual rate of 0.15%) on the assets in the Subaccounts. This charge is not deducted from the Guaranteed Interest Account.

PORTFOLIO EXPENSES

There are fees and charges deducted from the Portfolios. Please read the prospectus for the Portfolios you are considering for complete details.


                      SELECTING AN ANNUITY PAYMENT OPTION

GENERAL PROVISIONS

Annuity Payment Option. The proceeds from the Contract are applied to purchase the Annuity Payment Option selected by the Owner. The proceeds, for this purpose, are the Accumulation Value under the Contract on the Annuity Date less the amount of any taxes incurred by Southland in connection with the Contract but not yet deducted under the Contract. If such taxes are deducted at this time, the deduction is allocated proportionately to your Subaccount Accumulation Values and Guaranteed Interest Account Accumulation Value on the Valuation Day immediately prior to the Annuity Date.


Election and Changes of Annuity Date. The Annuity Date is the date as of which Annuity Payments begin. It may be elected on your application. You may elect any Annuity Date that is no earlier than the second Contract Anniversary but no later than the Annuitant's 85th birthday or the tenth Contract Anniversary, whichever is later. An earlier Annuity Date may be required in certain states. If no Annuity Date is elected in the application, the Annuity Date will be the first day of the month following the Annuitant's 85th birthday or the first day of the month following the tenth Contract Anniversary, whichever is later. However, the Annuity Date limitations may vary according to state regulation. Please refer to your Contract for a description of these limitations. You may also change the Annuity Date by Written Notice at least 60 days prior to the then currently elected Annuity Date of the Contract. For an IRA Contract, the Code stipulates that distributions must commence no later than April 1 of the calendar year following the calendar year in which you attain Age 70 1/2, unless the IRA Income Program is in effect. Consult your tax adviser.

Election and Changes of Annuity Payment Option. The Annuity Payment Option is composed of both a provision which specifies the type of annuity to be paid and a provision which determines how long the annuity will be paid, the frequency, and the amount of each payment. The Owner elects the Annuity Payment Option. The Owner may change the Annuity Payment Option at any time prior to the Annuity Date. The Owner must specifically elect if the Annuitant is to have the right to commute payments as provided below. In selecting an Annuity Payment Option, the Owner must determine whether the payments will be variable or fixed in amount. If variable, the Owner must select the Subaccounts to which proceeds will be applied to purchase variable Annuity Payments. The Owner may also select a combination of fixed and variable payments as described below. If no selection has been made by the Annuity Date, proceeds from any Guaranteed Interest Account Accumulation Value will be applied to purchase fixed Annuity Payments and proceeds from each Subaccount Accumulation Value will be applied to purchase variable Annuity Payments from that Subaccount. If no selection has been made, the Annuity Payment Option will be Annuity Payment Option II (for a variable Annuity Payment, Benchmark Rate of Return of 3%) with a designated period of 20 years. Any Death Benefit applied to purchase Annuity Payments is allocated among the Subaccounts and/or the Guaranteed Interest Account as instructed by the Beneficiary rather than the Owner.

ANNUITY PAYMENTS

We will provide Annuity Payments under the Annuity Payment Option in effect on the Annuity Date.

Fixed Annuity Payments. Fixed Annuity Payments are periodic payments, the amount of which are fixed and guaranteed as to dollar amount throughout the Annuity Period.

The dollar amount of each such Annuity Payment depends on the form and duration of the Annuity Payment Option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount of proceeds from the Contract applied to purchase the Annuity Payments and the applicable annuity purchase rates (guaranteed minimum rates are found in the Contract). The guaranteed minimum rates in the Contract are based on a minimum guaranteed interest rate of 3%. Southland may, in its sole discretion, make Annuity Payments in an amount based on a higher interest rate. If fixed Annuity Payments are computed based on an interest rate in excess of the guaranteed minimum interest rate, then, for the period of the higher rate, the dollar amount of such Annuity Payments will be greater than the dollar amount based on 3%. We guarantee that any higher rate will be in effect for at least 12 months.

Variable Annuity Payments. Variable Annuity Payments are periodic payments that: (1) are not pre-determined nor guaranteed as to dollar amount; and (2) vary in amount with the investment experience of the Subaccounts which you select.

The dollar amount of the first variable Annuity Payment is determined in the same manner as that of a fixed Annuity Payment. Therefore, for any particular amount of proceeds applied to a particular Annuity Payment Option, the dollar amount of the first variable Annuity Payment and the first fixed Annuity Payment (assuming such fixed payment is based on the minimum guaranteed 3% interest rate and that the 3% Benchmark Rate of Return is selected for such variable payment) would be the same. Variable Annuity Payments after the first payment will vary, to reflect the net investment performance of the Subaccount(s) selected.

The net investment performance of a Subaccount is translated into a variation in the amount of variable Annuity Payments through the use of Annuity Units. The amount of the first variable Annuity Payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date by dividing the dollar amount of the payment by the Annuity Unit Value. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless (1) an exchange of Annuity Units is made, or
(2) Annuity Payment Option III is selected, both as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Annuity Payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of each selected Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3% or 5% (whichever was selected) Benchmark Rate of Return, the variable Annuity Payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3% or 5% (as applicable) for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3% or 5% (as applicable), the payment for that period will be less than the payment for the prior period.

You must elect either a 3% or 5% Benchmark Rate of Return. Your election may not be changed after the Annuity Date. Electing the 5% Benchmark Rate of Return would mean a larger initial Annuity Payment than would electing the 3% rate. However, electing the 5% rate would result in more slowly rising or more rapidly falling subsequent payments if actual investment experience varied from an annual compound rate of 5% than would be the case if the 3% rate were elected and actual investment experience varied from an annual compound rate of 3%.

After the Annuity Date, the Owner may change the selected Subaccount(s) by Written Notice, up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis.

See the Statement of Additional Information for examples of Annuity Unit value calculations and variable Annuity Payment calculations.

Combination Annuity Payment. A combination Annuity Payment is an Annuity Payment in which a portion of the payment is variable and a portion of the payment is fixed as to dollar amount. If a combination Annuity Payment is selected, at least 25% of the proceeds must be allocated to either option you elect. As of the Annuity Date, we will then allocate proceeds between the Guaranteed Interest Account and the Subaccounts to meet the proportions selected. Any amount of Accumulation Value to be transferred to or from the Guaranteed Interest Account will be allocated among the Subaccounts in the same proportion that the Accumulation Value of each of the Subaccounts bears to the total Variable Accumulation Value. Once a combination Annuity Payment is selected, the Annuitant may subsequently increase the allocation to a fixed Annuity Payment but may not increase the allocation to a variable Annuity Payment. Any Death Benefit to be applied under a combination Annuity Payment will be allocated to the Subaccounts and the Guaranteed Interest Account as instructed by the Beneficiary rather than the Owner.

Frequency and Amount of Annuity Payments. Annuity Payments will be made to the Annuitant based on the Annuity Payment Option and frequency elected. Payments may be made monthly, quarterly, semiannually or annually. If we do not receive Written Notice from you, the Annuity Payments will be made monthly. There may be certain restrictions on minimum payments that we will allow. We may require that a one sum payment be made and that the Contract be canceled if the proceeds to be applied is less than $2,000. If the payments to the Annuitant are ever less than $20, we may change the frequency of payments to result in payments of at least that amount or require a one sum payment, in which case the Contract would be canceled.

ANNUITY PAYMENT OPTIONS

OPTION I. PAYMENTS FOR A DESIGNATED PERIOD. Payments will be made in 1, 2, 4, or 12 installments per year, as elected for a designated period, which may be 5 to 30 years. If variable Annuity Payments are elected, the dollar amount of each payment will vary based on the Annuity Unit values of the Subaccount(s) selected. Variable Annuity Payments may only be elected if prior to the Annuity Date, the Owner has made an irrevocable election to give the Annuitant the right to commute any remaining designated period installments under this Annuity Payment Option. (See "Commuting Provisions" below.) If fixed Annuity Payments are elected, the dollar amount of each payment will depend upon the designated period elected and will be equal unless one or more payments are based on an interest rate in excess of 3%, as described previously. If the Annuitant dies before the end of the designated period, payments will be continued to the contingent Annuitant (or to the Annuitant's estate if no contingent Annuitant has been named) until the end of the designated period. The amount of the first monthly payment for each $1,000 of proceeds applied is shown in Payment Option I Table in your Contract.

OPTION II. LIFE INCOME WITH PAYMENTS FOR A DESIGNATED PERIOD. Payments will be made in 1, 2, 4, or 12 installments per year throughout the Annuitant's lifetime, or if longer, for a period of 5, 10, 15, or 20 years as elected. If a fixed Annuity Payment is elected, the dollar amount of each Payment will be equal unless one or more payments are based on an interest rate in excess of 3%, as described previously. If variable Annuity Payments are elected, the dollar amounts of each payment will vary based on the Annuity Unit values of the selected Subaccount(s). If the Annuitant dies before the end of the designated period, payments will be continued to the contingent Annuitant (or to the Annuitant's estate if no contingent Annuitant has been named) until the end of the designated period. The amount of each payment will depend upon the Annuitant's sex (unless otherwise prohibited by state law), age at the time the first payment is due, the designated period elected and, if variable Annuity Payments are elected, the investment experience of the Subaccount(s) selected. The amount of the first monthly payout for each $1,000 of proceeds applied is shown in Payment Option II Table in your Contract. This option is only available for ages shown in these Tables.

OPTION III. JOINT AND LAST SURVIVOR. Payments will be made in 1, 2, 4, or 12 installments per year as elected while both Annuitants are living. The amount of each payment will depend upon the Age and sex (unless otherwise prohibited by state law) of each Annuitant at the time the first payment is due. Upon the death of one Annuitant, the Annuity Payments will continue throughout the lifetime of the surviving Annuitant.

If fixed Annuity Payments are elected, the dollar amount of each payment will be level while both Annuitants are living and upon the death of one Annuitant will be reduced to 2/3rds of the installment dollar amount while both Annuitants were living.

If variable Annuity Payments are elected, the number of Annuity Units supporting each payment will remain fixed while both Annuitants are living and upon the death of one Annuitant will be reduced by one-third. The dollar amounts of each payment will vary based on the Annuity Unit Values of the selected Subaccount(s).

OPTION IV. OTHER. Payments will be made in any other manner as agreed upon in writing between you or the Beneficiary and us.

Payments Other Than Monthly. The Annuity Payment Option Tables in your Contract show the first monthly installments for Annuity Payment Options I and II. To arrive at the first annual, semiannual or quarterly payments, multiply the appropriate figures by 11.839, 5.963 or 2.993 respectively for a Guaranteed Interest Rate or Benchmark Total Return of 3% and by 11.736, 5.939 or 2.988 respectively if the Benchmark Total Return is 5%. Factors for other designated periods or for other options that may be provided by mutual agreement will be provided upon reasonable request.

Commuting Provisions. If the Owner so elects, the Annuitant may commute remaining designated period installments under Annuity Payment Option I. If the election allows, the contingent Annuitant may commute remaining designated period payments after the death of the Annuitant under Annuity Payment Options I or II. If no Contingent Annuitant is named, any remaining designated period payments may be commuted by the Annuitant's estate. Any computation shall be at the appropriate Benchmark Rate of Return.


                               OTHER INFORMATION

REPORTS TO OWNERS

Prior to the Annuity Date, we will send you a report within 30 days after the end of each calendar quarter. This report will show the Subaccount and Guaranteed Interest Account Accumulation Values, the total Accumulation Value, the Cash Surrender Value and the Death Benefit, as of the end of the calendar quarter, as well as activity under the Contract since the last report. During the Annuity Period, we will send you a report within 30 days after the end of each calendar year showing any information required by law. The reports will include any information that may be required by the SEC or the insurance supervisory official of the jurisdiction in which the Contract is delivered.

We will also send you copies of any shareholder reports of the Portfolios in which the Subaccounts invest, as well as any other reports, notices or documents required by law to be furnished to Contract Owners.

DISTRIBUTION OF THE CONTRACTS


ING America Equities, Inc. is principal underwriter and distributor of the Contracts as well as of other contracts issued through the Variable Account and other separate accounts of Southland. ING America Equities, Inc. is an affiliate of Southland. It is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We pay ING America Equities, Inc. for acting as principal underwriter under a distribution agreement. The aggregate amount paid to ING America Equities as commissions for serving as principal underwriter was $902,947 in 1997, $25,112 in 1996 and $0 in 1995. ING America Equities retained no portion of said commissions. The Contract will be offered on a continuous basis and Southland does not anticipate discontinuing the offer.

ING America Equities, Inc. will enter into sales agreements with broker-dealers to solicit for the sale of the Contracts through registered representatives who are licensed to sell securities and variable insurance products, including variable annuities. Such broker-dealers will generally receive commissions based on a percent of Purchase Payments made (up to a maximum of 7%), a percent of Accumulation Value (up to a maximum of .20%), or a combination of these two. The registered representative will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. These commissions will be paid to the broker-dealer by ING America Equities, Inc. and will not be charged to the Owner. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under our sales incentive programs, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

CUSTOMER SERVICE CENTER

Financial Administrative Services Corporation provides administrative services for Southland at our Customer Service Center at P.O. Box 173789, Denver, CO 80217-3789. The administrative services include processing Purchase Payments, Annuity Payments, Death Benefits, Surrenders, withdrawals, and transfers; preparing confirmation notices, and periodic reports; calculating mortality and expense risk charges; calculating Accumulation and Annuity Unit values; and distributing voting materials and tax reports.

YEAR 2000


Like all financial services providers, Southland and its affiliates (including the Customer Service Center) utilize data processing systems that may be affected by Year 2000 transition issues and Southland relies on service providers, including banks, administrators and investment managers that also may be affected by transition issues. Southland and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Southland and its affiliates. However, as of the date of this prospectus, Southland does not anticipate that Owners will experience negative effects on their investment or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Southland and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that they will be successful, or that interaction with other service providers will not impair Southland's or its affiliates' services at that time.

VOTING PRIVILEGES

In accordance with its view of current applicable law, Southland will vote fund shares held in the Variable Account at regular and special shareholder meetings of the Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Southland otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Variable Accumulation Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable Annuity Payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Owner's Subaccount Accumulation Value by the net asset value per share of the Portfolio in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable Annuity Payments to be paid from that Subaccount by the net asset value per share of the Portfolio in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable Annuity Payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Portfolio. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by Southland in a Subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account (such as some of those described under "CHANGES WITHIN THE VARIABLE ACCOUNT," page 15) may require Contract Owner approval. In that case, you will be entitled to vote in proportion to your Variable Accumulation Value.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Southland, as an insurance company, is ordinarily involved in lawsuits, including class action lawsuits. In some class action or other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation can not be predicted with certainty, we do not believe that any current litigation is material to Southland's ability to meet its obligations under the Contract or to the Variable Account nor do we expect to incur significant losses from such actions.


                          FEDERAL TAX CONSIDERATIONS

                    THE FOLLOWING DISCUSSION IS GENERAL AND
                         IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by Southland. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon Southland's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on Southland's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although Southland does not have direct control over the funds in which the Variable Account invests, we believe that each fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.


Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the
                                                                      ----
contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of several subaccounts in which to allocate net purchase payments and Contract values, and may be able to transfer among subaccounts more frequently than in such rulings. These differences could result in an owner being treated as the owner of the assets of the Variable Account. In addition, Southland does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Southland therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Variable Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Southland intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES

In General. Section 72 of the Code governs taxation of annuities in general. Southland believes that an owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Accumulation Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax advisor.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. "Investment in the contract" is not affected by the death of the Owner or the Annuitant. That is, the "investment in the contract" remains the amount of Purchase Payments which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including Systematic and Demand Withdrawals) from a Non-Qualified Contract, under section 72(e), any amounts received are generally first treated as taxable income to the extent that the Accumulation Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules, which formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract, will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to section 1035 transactions. Prospective owners wishing to take advantage of section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount or each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Other rules relating to distributions at death relate to Qualified Contracts. You should consult your tax adviser regarding these rules and their impact on Qualified Contracts.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

          1.   made on or after the taxpayer reaches age 59 1/2;

          2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

          3.   attributable to the taxpayer's becoming disabled;

          4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

          5. made under certain annuities issued in connection with structured settlement agreements; and

          6. made under an annuity contract that is purchased with a single purchase payment when the annuity date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain annuity dates or the exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, selection or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

WITHHOLDING


Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies for the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

MULTIPLE CONTRACTS

All non-qualified deferred annuity contracts that are issued by Southland (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract owner should consult a competent tax advisor before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS


The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, the annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but Southland shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless Southland consents. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. Southland will amend the Contract as necessary to conform it to the requirements of such plan.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Contract with such plans should seek competent advice. As of the date of this prospectus, the Contract is not available for use with these plans.


Individual Retirement Annuities. Sections 408 and 219 of the Code permit eligible individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed and deducted, the persons who may be eligible, and on the time when distributions may commence. IRA contributions each year are limited to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. Distributions from IRAs generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) reached age 70 1/2. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans under section 408(k) of the Code to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, SEP IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (social security) tax. Section 403(b)(11) of the Code restricts the distribution under section 403(b) annuity contracts or (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on such years in amounts held as of the last year beginning before January 1, 1989. Distribution of these amounts may only occur upon the death of the employee, attainment of age 59
1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. As of the date of this prospectus, the Contract is not available for use with these plans.

Deferred Compensation Plans. Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. As of the date of this prospectus, the Contract is not available for use with these plans.

POSSIBLE CHARGE FOR SOUTHLAND'S TAXES

At the present time, Southland makes no charge to the subaccounts for any Federal, state, or local taxes that Southland incurs which may be attributable to such subaccounts or the Contracts. Southland, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect Southland's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax advisor should be consulted for further information.


                      STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning subjects discussed in this Prospectus. The following is the Table of Contents for that statement.

SOUTHLAND LIFE INSURANCE COMPANY.........................................................  1
PERFORMANCE INFORMATION..................................................................  1
     Money Market Subaccount Yields......................................................  1
     Other Subaccount Yields.............................................................  2
     Average Annual Total Returns........................................................  3
     Other Total Returns.................................................................  4
     Effect of the Annual Administrative Charge on Performance Data......................  5
VARIABLE ANNUITY PAYMENTS................................................................  5
     Annuity Unit Value..................................................................  5
     Illustration of Calculation of Annuity Unit Value...................................  6
     Illustration of Variable Annuity Payment............................................  6
VALUATION DAYS...........................................................................  6
TERMINATION OF PARTICIPATION AGREEMENTS..................................................  6
     The Alger American Fund.............................................................  6
     Variable Insurance Products Funds and Variable Insurance Products Fund II...........  7
     INVESCO Variable Investment Funds, Inc..............................................  7
     Janus Aspen Series..................................................................  7
IRA INCOME PROGRAM.......................................................................  8
LEGAL MATTERS............................................................................  8
OTHER INFORMATION........................................................................  8
EXPERTS..................................................................................  9
FINANCIAL STATEMENTS.....................................................................  9

                     APPENDIX A - PERFORMANCE INFORMATION

PERFORMANCE DATA FOR SUBACCOUNTS

Southland may advertise or include in sales literature certain performance related information for the Subaccounts, including yields and average annual total returns. Certain Portfolios have been in existence prior to the commencement of the offering of the Contract described in this prospectus. The Variable Account may advertise the performance of the Subaccounts that invest in these Portfolios for these prior periods. The performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager: can be assurance, and no representation.

Performance information should be considered in light of the investment objectives, characteristics and quality of the Portfolios in which that Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Effective yields, yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolios. The performance of a Portfolio in part reflects its expenses. See the prospectuses for the Portfolios.


The yield of the VIP Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The 7-day yield for the VIP Money Market Subaccount for the period ended December 31, 1997 was 4.10%. For the same period, the effective yield was 4.19%.

The yield of a Subaccount other than the VIP Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any

                                      A-1-
deductions for premium taxes). When a Subaccount, other than the VIP Money Market Subaccount, has been in operation for one, five and ten years respectively, the standard version average annual total return for these periods will be provided.

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, Southland may from time to time disclose cumulative total return for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Portfolios may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Normally, these rankings and ratings are published by independent tracking services and publications of general interest, including, but not limited to: Lipper, VARDS, Morningstar, Donoghue, magazines such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report, rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports, and other publications such as The Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook.

Southland is also rated by independent financial ratings services, among which are A.M. Best, Duff & Phelp's, Moody's, Standard & Poor's, and Weiss Research, Inc. Such ratings refer to the claims-paying ability of Southland's General Account and do not relate to an investment in the Variable Account or in the underlying Portfolios.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Subaccount performance may also be compared to the Shearson/Lehman Intermediate and Long-Term Government/Corporate Bond Indices, the Donoghue Money Fund Average, the U.S. Treasury Note Index, and other indices.


Southland Life Insurance Company is a member of the Insurance Marketplace Standards association ("IMSA") and as such may include the IMSA logo and information about IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.


                                      A-2-

Southland may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience exceeds 1.52% on an annual basis over many years.

All returns on the following page assume that the annual administrative charge is $30 and that the Accumulation Value per Contract is $30,000, which translates the administrative charge into an assumed .10% annual asset charge. The performance figures reflect past performance only and neither guarantee nor predict future investment results under a Contract.

                                      A-3-

                 AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                      FOR PERIODS ENDED DECEMBER 31, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                                        AS OF 12/31/97                                     AS OF 12/31/97
                               ASSUMING CONTRACT NOT SURRENDERED          ASSUMING CONTRACT SURRENDERED AT THE END OF END OF
                                                                                     THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                   1 YEAR     SINCE       5 YEARS       SINCE       1 YEAR       SINCE      5 YEARS       SINCE
                                      SUBACCOUNT                PORTFOLIO               SUBACCOUNT                PORTFOLIO
(Fund Inception Date)                 INCEPTION                 INCEPTION               INCEPTION                 INCEPTION
                                       (4/1/96)                   OR 10                  (4/1/96)                    OR
                                                                 YEARS *                                          10 YEARS *
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small
 Capitalization                9.61%     4.78%       10.86%       17.39%        2.61%        1.42%      10.47%      17.39%
(9/21/88)**
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap
 Growth                       13.17%     8.89%         NA         20.16%        6.17%        5.63%        NA        19.83%
(5/3/93)**
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth         23.74%    16.88%       17.40%       17.56%       16.74%       13.80%      17.09%      17.56%
(1/9/89)**
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
 AllCap                       17.78%    12.91%         NA         31.50%       10.78%        9.75%        NA        30.48%
(1/25/95)**
----------------------------------------------------------------------------------------------------------------------------------
VIP AND VIP II FUNDS
----------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager          18.73%    16.11%       11.19%       10.97%       11.73%       13.02%      10.80%      10.97%
(9/6/89)**
----------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund             22.17%    20.75%         NA         26.18%       15.17%       17.75%        NA        25.12%
(1/3/95)**
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income             26.08%    18.61%       18.26%       14.90%       19.08%       15.56%      17.97%      14.90%
(10/9/86)**
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth                    21.52%    15.96%       16.14%       15.36%       14.52%       12.86%      15.82%      15.36%
(10/9/86)**
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income               15.79%    13.87%       12.11%       11.00%        8.79%       10.73%      11.73%      11.00%
 (9/19/85)**
----------------------------------------------------------------------------------------------------------------------------------
VIP II Index 500              30.71%    25.31%       18.01%       17.99%       23.71%       22.39%      17.71%      17.80%
(8/27/92)**
----------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade
 Bond                          7.32%     6.40%        5.40%        6.49%        0.32%        3.09%       4.92%       6.49%
 (12/5/88)**
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market               3.79%     3.73%        3.17%        4.19%       -3.21%        0.35%       2.64%       4.19%
(4/1/82)**
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas                   9.77%     9.97%       12.32%        7.89%        2.77%        6.74%      11.94%       7.89%
(1/28/87)**
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth             10.87%     4.15%         NA         17.34%        3.87%        0.78%        NA        16.93%
 (9/13/93)**
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                                        AS OF 12/31/97                                     AS OF 12/31/97
                               ASSUMING CONTRACT NOT SURRENDERED          ASSUMING CONTRACT SURRENDERED AT THE END OF END OF
                                                                                     THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                   1 YEAR     SINCE     5 YEARS     SINCE       1 YEAR    SINCE     5 YEARS       SINCE
                                      SUBACCOUNT            PORTFOLIO             SUBACCOUNT              PORTFOLIO
(Fund Inception Date)                 INCEPTION             INCEPTION             INCEPTION               INCEPTION
                                       (4/1/96)               OR 10                 (4/1/96)                 OR
                                                             YEARS*                                        10 YEARS *
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
-----------------------------------------------------------------------------------------------------------------------------
Balanced                      20.16%    17.27%      NA       14.45%       13.16%     14.19%       NA        14.00%
 (9/13/93)**
-----------------------------------------------------------------------------------------------------------------------------
Growth                        20.80%    15.74%      NA       15.81%       13.80%     12.64$       NA        15.38%
 (9/13/93)**
-----------------------------------------------------------------------------------------------------------------------------
International Growth          16.62%    21.84%      NA       17.43%        9.62%     18.85%       NA        16.71%
 (5/2/94)**
-----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth              20.21%    21.33%      NA       20.98%       13.21%     18.83%       NA        20.61%
(9/14/93)**
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------
Industrial Income             26.13%    24.47%      NA       21.62%       19.13%     21.53%       NA        20.88%
 (8/10/94)**
-----------------------------------------------------------------------------------------------------------------------------
Utilities                     21.46%    17.62%      NA       13.06%       14.46%     14.55%       NA        12.01%
 (1/1/95)**
-----------------------------------------------------------------------------------------------------------------------------

 *  Return shown is for the 10-year period ended December 31, 1997 or since
---
    inception of the Portfolio, if less than 10 years.

**  Portfolio inception date.

                      STATEMENT OF ADDITIONAL INFORMATION



           Future Dimensions Deferred Combination Fixed and Variable
                               Annuity Contract
                                   Issued by

                       Southland Life Insurance Company
                                      and
                         Southland Separate Account A1



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
    THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SOUTHLAND LIFE INSURANCE COMPANY DEFERRED COMBINATION FIXED
           AND VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO OUR
                          CUSTOMER SERVICE CENTER AT

        P.O. Box 173789, Denver, CO 80217, OR TELEPHONE 1-800-224-3035.



                       DATE OF PROSPECTUS:  May 1, 1998

           DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 1998

                               TABLE OF CONTENTS

SOUTHLAND LIFE INSURANCE COMPANY........................................   1

PERFORMANCE INFORMATION.................................................   1
     Money Market Subaccount Yields.....................................   1
     Other Subaccount Yields............................................   2
     Average Annual Total Returns.......................................   3
     Other Total Returns................................................   4
     Effect of the Annual Administrative Charge on Performance Data.....   5

VARIABLE ANNUITY PAYMENTS...............................................   5
     Annuity Unit Value.................................................   5
     Illustration of Calculation of Annuity Unit Value..................   6
     Illustration of Variable Annuity Payments..........................   6

VALUATION DAYS..........................................................   6

TERMINATION OF PARTICIPATION AGREEMENTS.................................   6
     The Alger American Fund............................................   6
     Variable Insurance Products Fund and Variable Insurance Products
     Fund II............................................................   7
     INVESCO Variable Investment Funds, Inc.............................   7
     Janus Aspen Series.................................................   7

IRA INCOME PROGRAM......................................................   8

LEGAL MATTERS...........................................................   8

OTHER INFORMATION.......................................................   8

EXPERTS.................................................................   9

FINANCIAL STATEMENTS....................................................   9

                       SOUTHLAND LIFE INSURANCE COMPANY

Southland Life Insurance Company is an indirect wholly-owned subsidiary of ING Groep ("ING"), a Dutch insurance and financial corporation primarily engaged in banking and insurance services which include life and non-life insurance, life reinsurance, funds transfer services, savings plans, investments in securities and other capital market instruments, lending, mortgages, leasing, investment banking, debtor finance, debt conversion and international project management, property development, finance and management.

Southland's immediate parent, ING America Life Corporation, is a Georgia corporation whose principal business is to act as the holding company for ING's U.S. life insurance companies. Southland's indirect intermediate parents are ING America Insurance Holdings, Inc., a Delaware corporation, ING Insurance International B.V. and Internationale Nederlanden Verzekeringen N.V. the latter two of which respectively are Dutch insurance and financial corporations owned by ING.

Southland acts as its own custodian for the Variable Account. ING America Equities, Inc., an affiliate of Southland, is the principal underwriter of the Contracts in a continuous offering.


                            PERFORMANCE INFORMATION

From time to time, Southland may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of the Purchase Payments made based on the jurisdiction in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the VIP Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the VIP Money Market Portfolio or on that Portfolio's securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the VIP Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administrative charge; 2) the mortality and expense risk charge; and 3) the asset-based administrative charge. For purposes of calculating current yields for a Contract, an average per unit annual administrative charge is used based on the $30 annual administrative charge deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

     Current Yield = ((NCS / UV) - ES) x (365/7)

     Where:

     NCS  =    the net change in the value of the Money Market Portfolio
               (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   =    the unit value for the first day of the seven-day period.

     Effective Yield = (1 + (NCS/UV) - ES)/365/7/ - 1

     Where:

     NCS  =    the net change in the value of the VIP Money Market Portfolio
               (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1
               Subaccount unit.

     ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   =    the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the VIP Money Market Subaccount is lower than the yield for the VIP Money Market Portfolio.

The current and effective yields on amounts held in the VIP Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The VIP Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by the Portfolio and the Portfolio's operating expenses. Yields on amounts held in the VIP Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the five full contract years subsequent to the Contract Anniversary following each payment.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the VIP Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by two. Expenses attributable to the Subaccount include the annual administrative charge, the asset-based administrative charge and the mortality and expense risk charge. The yield calculation assumes an annual administrative charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administrative charge based on the average Accumulation Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield =   2 X (((NI - ES)/(U X UV) + 1)/6/ - 1)

     Where:

     NI    =   net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES    =   expenses of the Subaccount for the 30-day or one-month period.

     U     =   the average number of units outstanding.

     UV    =   the unit value at the close (highest) of the last day in the 30-
               day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Portfolio and that Portfolio's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain Purchase Payments during the five full contract years subsequent to the Contract Anniversary following each payment.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Portfolio has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which Southland calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administrative charge and the annual administrative charge. The calculation assumes that the annual administrative charge is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administrative charge attributable to the hypothetical account for the period is used. The calculation also assumes Surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

     TR   =    ((ERV/P)/1/N/) - 1

     Where:

     TR   =    the average annual total return net of Subaccount recurring charges.

     ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    =    a hypothetical initial payment of $1,000.

     N    =    the number of years in the period.

From time to time, sales literature or advertisements may quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts.

The total return information for the Portfolios has been provided by the appropriate mutual fund (Janus Aspen Series, The Alger American Fund, Variable Insurance Products Fund, Variable Insurance Products Fund II, and INVESCO Variable Investment Funds, Inc. (the "Funds")), including Portfolio total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts. The Funds are not affiliated with Southland. While Southland has no reason to doubt the accuracy of these figures provided by the Funds, Southland has not independently verified the accuracy of these figures.

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Southland may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR  =    (ERV/P) - 1

     Where:

     CTR  =    The cumulative total return net of Subaccount recurring charges for the period.

     ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

     P    =    A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

The Contract provides for a $30 annual administrative charge to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Account Accumulation Value invested in each such Subaccount. For purposes of reflecting the charge in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Variable Account Accumulation Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                           VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Portfolio shares and other assets and liabilities. (See "YOUR ACCUMULATION VALUE" in the Prospectus.) The Annuity Unit value for each Subaccount's first valuation period was set at $10. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (2) by (3), and then multiplying the result by (1), where:

     (1) is the Annuity Unit value for the immediately preceding Valuation
         Period;

     (2) is the Annuity Experience Factor for the current Valuation Period; and

     (3) is a special factor designed to compensate for the Benchmark Rate of Return of 3% or 5% built into the table used to compute the first variable Annuity Payment.

For each Subaccount, the Annuity Experience Factor reflects the investment experience of the Portfolio in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The Annuity Experience Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the result of:

         a. the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gains distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a per share charge or credit for any taxes reserved for, which is determined by Southland to have resulted from the operations of the Subaccount.

     (2) is the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the last prior Valuation Period.

     (3) is a daily factor representing the mortality and expense risk charge and the asset-based administrative charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable Annuity Payments based on one Subaccount.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity unit value for immediately preceding
     Valuation Period                                           10.00000000
2.   Annuity Experience Factor                                   1.00036164
3.   Daily factor to compensate for Benchmark Rate of
     Return of 3%                                                1.00008099
4.   Adjusted Annuity Experience Factor (2)/(3)                  1.00028063
5.   Annuity unit value for current Valuation Period
     (4)x(1)                                                    10.00280630

                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                    (assuming no premium tax is applicable)

1.   Number of Accumulation Units at Annuity Date            1,000.00
2.   Accumulation Unit Value                                    12.55548000
3.   Adjusted contract value (1)x(2)                        $12,555.48
4.   First monthly annuity payment per $1,000 of
     adjusted Contract Value                                     $9.63
5.   First monthly annuity payment (3)x(4)/1,000            $   120.91
6.   Annuity Unit Value                                          10.00280630
7.   Number of annuity units (5)/(6)                             12.08760785
8.   Assume Annuity Unit value for second month
     equal to                                                    10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                 $   121.36
10.  Assume Annuity Unit value for third month
     equal to                                                    10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                 $   121.48


                                 VALUATION DAYS

As defined in the prospectus, for each Subaccount a Valuation Day is a day on which both the NYSE and Southland's Customer Service Center are open for business, except for a day that a Subaccount's corresponding Portfolio does not value its shares.


                    TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE ALGER AMERICAN FUND

This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Southland's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at Southland's option upon the institution of formal proceedings against the Fund by the SEC, NASD or other regulators; (4) at Southland's option after having been notified by the Fund of any termination or proposed termination of the Fund's investment advisory agreement with Fred Alger & Company; (5) at Southland's option upon the Fund's breach of any material provision of this agreement; (6) at the option of the Fund, upon a determination (after 60 days notice) that Southland has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) at Southland's option upon a determination (after 60 days notice) that the Fund is the subject of material adverse publicity; (8) at the Fund's option upon the institution of formal proceedings against Southland by the SEC, NASD or other regulators; (9) at the Fund's option if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code (or if the Fund reasonably believes that the Contracts may cease to so qualify) or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; (10) at the Fund's option upon a reasonable determination by its board of directors that it is no longer advisable or in the shareholders' best interests to continue to operate under this agreement; (11) at the Fund's option upon Southland's breach of any material provision of this agreement; (12) at Southland's option or the Fund's option upon a determination by either that a material irreconcilable conflict exists between the interests of Owners and other investors in the Fund or between Southland's interests and the interests of other insurance companies invested in the Fund; or (13) upon a requisite vote of Owners to substitute shares of another fund for the Fund.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

These agreements provide for termination: (1) on six months' advance written notice by any party; (2) at Southland's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at Southland's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at Southland's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at the option of the Fund or Fidelity Distributors Corporation (the "Underwriter") upon a determination that Southland (or any of its affiliates) has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) at Southland's option upon a determination that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or (7) at the Fund's option or the Underwriter's option if Southland provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

This agreement provides for termination: (1) on twelve months advance written notice by any party; (2) at Southland's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at Southland's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at Southland's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at Southland's option, upon its determination (after 60 days notice) that the Fund or INVESCO has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) at Southland's option upon the institution of formal proceedings against the Fund by the SEC, NASD or other regulators; (7) at the Fund's option upon the institution of formal proceedings against Southland by the SEC, NASD or other regulators; (8) at the option of the Fund or INVESCO if either determines (after 60 days notice) that Southland has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (9) at the Fund's or INVESCO's option if Southland provides written notice of its intent to use another investment company as a funding vehicle for the Contracts; or (10) upon a requisite vote of Owners to substitute shares of another fund for the Fund.

JANUS ASPEN SERIES

This agreement provides for termination: (1) on six months advance written notice by any party; (2) at Southland's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at Southland's option, upon its determination (after 60 days notice) that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (4) at Southland's option upon the institution of formal proceedings against the Fund by the SEC, NASD or other regulators; (5) at the Fund's option upon the institution of formal proceedings against Southland by the SEC, NASD or other regulators; (6) at the option of the Fund if it determines (after 60 days notice) that Southland has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) at the Fund's option if the Contracts cease to qualify as annuity contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; (8) at the option of either the Fund or Southland upon the breach by the other of any material provision of this agreement; or (9) by Southland or the Fund upon a determination by either that a material irreconcilable conflict exists between the interests of Owners and other investors in the Fund or interests of Southland and other insurance companies invested in the Fund.


                               IRA INCOME PROGRAM

If you have an IRA Contract, we will provide payment of amounts required to be distributed by the Internal Revenue Service, unless the minimum distributions are otherwise satisfied. Southland notifies the Owner of the current IRA regulations in the IRA Disclosure Statement, which you will receive during the application process.

We will determine the amount that is required to be distributed from your Contract each year based on the information you give us and various choices you make. The Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (Owner's life only) or, if the Owner is married, on a joint life basis (Owner's and spouse's life combined).
If the Systematic Withdrawal Program is in effect at the same time as the IRA Income Program, additional distributions, if required, will be made at the same time as the Systematic Withdrawal Program distributions. Otherwise, minimum distributions will occur when required. The minimum dollar amount of each distribution is $100. At any time while minimum distributions are being made, if your Cash Surrender Value falls below $2,000, we will cancel the Contract and send you the amount of the Cash Surrender Value.

Southland calculates a required distribution amount each year based on the Code's minimum distribution rules. We do this by dividing the Accumulation Value by the life expectancy. In the first year that distributions begin, we use the Accumulation Value, less taxes incurred but not deducted, as of the date of the first payment. Thereafter, we use the Accumulation Value as of December 31st of the prior year. The life expectancy is recalculated each year. If payments under an Annuity Payment Option selected by the Owner are less than the minimum distribution, we will increase the payments to this amount in order to avoid the penalty tax applied to distributions which are less than the minimum required by the Code. Special minimum distribution rules govern payments if the Beneficiary is other than the Owner's spouse and the Beneficiary is more than ten years younger than the Owner.


                                 LEGAL MATTERS

All matters relating to Texas law pertaining to the Contracts, including the validity of the Contracts and Southland's authority to issue the Contracts, have been passed upon by B. Scott Burton, Esquire, Vice President -Law, and Secretary of Southland. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the

Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                                    EXPERTS

The financial statements of Southland Life Insurance Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, as well as the financial statements of Southland Separate Account A1 at December 31, 1997, and for the year then ended and for the period from September 11, 1996 through December 31, 1996, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

The audited financial statements of Southland Separate Account A1 at December 31, 1997 and for the year then ended and for the period from September 11, 1996 through December 31, 1996, are included in this Statement of Additional Information.

The audited financial statements of Southland Life Insurance Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, which are included in this Statement of Additional Information, should be considered only as bearing on Southland's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         Southland Separate Account A1

                             Financial Statements

                         Year ended December 31, 1997



                                   CONTENTS

Report of Independent Auditors...............................    2

Audited Financial Statements

        Statement of Net Assets..............................    3
        Statement of Operations..............................    8
        Statements of Changes in Net Assets..................   13
        Notes to Financial Statements........................   23

                        Report of Independent Auditors

Board of Directors
Southland Life Insurance Company

We have audited the accompanying statement of net assets of Southland Separate Account A1 (comprising, respectively, the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Portfolios) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market, Index 500, Equity-Income, High Income, Contrafund, and Investment Grade Bond Portfolios) ("VIP and VIP II"), the INVESCO Variable Investment Funds, Inc. (comprising the Industrial Income and Utilities Portfolios) ("INVESCO") and the Janus Aspen Series (comprising the Growth, Aggressive Growth, Worldwide Growth, International Growth, Balanced, and Short-Term Bond Portfolios) ("Janus") Sub-Accounts) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for the year then ended and the period from September 11, 1996 to December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Southland Separate Account A1 at December 31, 1997, and the results of their operations for the year then ended and the changes in their net assets for the year then ended and the period from September 11, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.



Atlanta, Georgia
April 10, 1998

                         Southland Separate Account A1

STATEMENT OF NET ASSETS
DECEMBER 31, 1997                          TOTAL
                                            ALL        TOTAL        TOTAL       TOTAL      TOTAL
                                         DIVISIONS     ALGER     VIP & VIP II  INVESCO     JANUS
                                      -------------------------------------------------------------
ASSETS
Investments in mutual Portfolios at
       market value (See Note C for
       cost values)                     $14,093,569  $1,750,422    $8,762,826  $730,835  $2,849,486
                                      -------------------------------------------------------------
Total Assets                             14,093,569   1,750,422     8,762,826   730,835   2,849,486
                                      -------------------------------------------------------------

LIABILITIES
Due to (from) Southland Life
       Insurance Company                     16,160       2,490         8,759     1,009       3,902
                                      -------------------------------------------------------------
Total Liabilities                            16,160       2,490         8,759     1,009       3,902
                                      -------------------------------------------------------------

Net Assets                               14,077,409   1,747,932     8,754,067   729,826   2,845,584
                                      =============================================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
       contracts (See Note B)            14,077,409   1,747,932     8,754,067   729,826   2,845,584
                                      -------------------------------------------------------------

TOTAL CONTRACT OWNER RESERVES           $14,077,409  $1,747,932    $8,754,067  $729,826  $2,845,584
                                      =============================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF NET ASSETS (CONTINUED)                                   ALGER
DECEMBER 31, 1997
                                                       AMERICAN      AMERICAN                AMERICAN
                                          TOTAL         SMALL         MIDCAP     AMERICAN   LEVERAGED
                                          ALGER     CAPITALIZATION    GROWTH      GROWTH      ALLCAP
                                      ----------------------------------------------------------------
ASSETS
Investments in mutual Portfolios at
       market value (See note C for
       cost values)                     $1,750,422    $  372,192   $  575,269  $  640,777  $  162,184
                                      ----------------------------------------------------------------
Total Assets                             1,750,422       372,192      575,269     640,777     162,184
                                      ----------------------------------------------------------------

LIABILITIES
Due to (from) Southland Life
       Insurance Company                     2,490           518          835         910         227
                                      ----------------------------------------------------------------
Total Liabilities                            2,490           518          835         910         227
                                      ----------------------------------------------------------------

Net Assets                               1,747,932       371,674      574,434     639,867     161,957
                                      ================================================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
       contracts (See Note B)            1,747,932       371,674      574,434     639,867     161,957
                                      ----------------------------------------------------------------

TOTAL CONTRACT OWNER RESERVES           $1,747,932    $  371,674   $  574,434  $  639,867  $  161,957
                                      ================================================================

Number of sub-account units
 outstanding (See Note F)                              34,183.03    49,400.31   48,611.30   13,072.36
                                                  ====================================================

Net value per sub-account unit                        $    10.87   $    11.63  $    13.16  $    12.39
                                                  ====================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF NET ASSETS (CONTINUED)                                          VIP & VIP II
DECEMBER 31, 1997
                                           TOTAL        ASSET                              MONEY                     EQUITY-
                                        VIP & VIP II   MANAGER     GROWTH     OVERSEAS     MARKET      INDEX 500     INCOME
                                      ------------------------------------------------------------------------------------------
ASSETS
Investments in mutual Portfolios at
market value (See Note C for
     cost values)
                                          $8,762,826  $ 128,945  $  478,408  $  53,264  $ 2,258,536  $ 1,645,581   $ 1,679,019
                                      ------------------------------------------------------------------------------------------
Total Assets                               8,762,826    128,945     478,408     53,264    2,258,536    1,645,581     1,679,019
                                      ------------------------------------------------------------------------------------------

LIABILITIES
Due to (from) Southland Life
       Insurance Company                       8,759        159         633         74        3,104         (789)        2,152
                                      ------------------------------------------------------------------------------------------
Total Liabilities                              8,759        159         633         74        3,104         (789)        2,152
                                      ------------------------------------------------------------------------------------------

Net Assets                                 8,754,067    128,786     477,775     53,190    2,255,432    1,646,370     1,676,867
                                      ==========================================================================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
       contracts (See Note B)              8,754,067    128,786     477,775     53,190    2,255,432    1,646,370     1,676,867
                                      ------------------------------------------------------------------------------------------

TOTAL CONTRACT OWNER RESERVES
                                          $8,754,067  $ 128,786  $  477,775  $  53,190  $ 2,255,432  $ 1,646,370   $ 1,676,867
                                      ==========================================================================================

Number of sub-account units
 outstanding (See Note F)                              9,899.72   36,793.85   4,498.04   211,157.51   110,549.51    124,154.38
                                                    ============================================================================

Net value per sub-account unit                        $   13.01  $    12.99  $   11.83  $     10.68  $     14.89   $     13.51
                                                    ============================================================================


                                                HIGH                       INVESTMENT
                                               INCOME       CONTRAFUND     GRADE BOND
                                             ----------------------------------------
ASSETS
Investments in mutual Portfolios at
market value (See Note C for
     cost values)
                                             $  520,928    $  1,875,817    $  122,328
                                             ----------------------------------------
Total Assets                                    520,928       1,875,817       122,328
                                             ----------------------------------------

LIABILITIES
Due to (from) Southland Life
       Insurance Company                            728           2,522           176
                                             ----------------------------------------
Total Liabilities                                   728           2,522           176
                                             ----------------------------------------

Net Assets                                      520,200       1,873,295       122,152
                                             ========================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
       contracts (See Note B)                   520,200       1,873,295       122,152
                                             ----------------------------------------

TOTAL CONTRACT OWNER RESERVES
                                             $  520,200    $  1,873,295       122,152
                                             ========================================

Number of sub-account units
 outstanding (See Note F)                     41,369.01      134,412.03    $10,937.66
                                             ========================================

Net value per sub-account unit               $    12.57    $      13.94      $  11.17
                                             ========================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF NET ASSETS (CONTINUED)                INVESCO
DECEMBER 31, 1997
                                         TOTAL       INDUSTRIAL
                                        INVESCO        INCOME        UTILITIES
                                        --------------------------------------
ASSETS
Investments in mutual Portfolios at
  market value (See Note C for
  cost values)                          $730,835     $  681,775      $  49,060
                                        --------------------------------------
Total Assets                             730,835        681,775         49,060
                                        --------------------------------------

LIABILITIES
Due to (from) Southland Life
     Insurance Company                     1,009            944             65
                                        --------------------------------------
Total Liabilities                          1,009            944             65
                                        --------------------------------------

Net Assets                               729,826        680,831         48,995
                                        ======================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
     contracts (See Note B)              729,826        680,831         48,995
                                        --------------------------------------

TOTAL CONTRACT OWNER RESERVES           $729,826     $  680,831      $  48,995
                                        ======================================

Number of sub-account units
 outstanding (See Note F)                             46,344.07       3,659.59
                                                     =========================

Net value per sub-account unit                       $    14.69      $   13.39
                                                     =========================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997                                                               JANUS


                                          TOTAL                 AGGRESSIVE  WORLDWIDE   INTERNATIONAL              SHORT-TERM
                                          JANUS       GROWTH      GROWTH      GROWTH       GROWTH       BALANCED      BOND
                                      ---------------------------------------------------------------------------------------
ASSETS
Investments in mutual Portfolios at
   market value (See Note C for
   cost values)                         $2,849,486  $  555,058  $  356,179  $  937,748     $  313,320  $  601,919   $  85,262
Total Assets                             2,849,486     555,058     356,179     937,748        313,330     601,919      85,262
                                      ---------------------------------------------------------------------------------------

LIABILITIES
Due to (from) Southland Life
     Insurance Company                       3,902         766         440       1,268            456         848         124
Total Liabilities                            3,902         766         440       1,268            456         848         124
                                      ---------------------------------------------------------------------------------------

Net Assets                               2,845,584     554,292     355,739     936,480        312,864     601,071      85,138
                                      =======================================================================================

CONTRACT OWNER RESERVES
Reserves for redeemable annuity
     contracts (See Note B)              2,845,584     554,292     355,739     936,480        312,864     601,071      85,138
                                      ---------------------------------------------------------------------------------------

TOTAL CONTRACT OWNER RESERVES           $2,845,584  $  554,292  $  355,739  $  936,480     $  312,864  $  601,071   $  85,138
                                      =======================================================================================

Number of sub-account units
 outstanding (See Note F)                            42,841.43   33,059.86   66,673.84      22,108.11   45,409.07    7,855.63
                                                  ===========================================================================

Net value per sub-account unit                      $    12.94  $    10.76  $    14.05     $    14.15  $    13.24   $   10.84
                                                  ===========================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997
                                          TOTAL
                                           ALL      TOTAL       TOTAL       TOTAL     TOTAL
                                        DIVISIONS   ALGER    VIP & VIP II  INVESCO    JANUS
                                      -------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual Portfolios         $172,193  $12,211       $ 72,610  $48,100   $ 39,272
Less:  Valuation period deductions
      (See Note B)                         88,790   12,548         51,965    4,380     19,897
                                      -------------------------------------------------------
Net Investment Income (Loss)               83,403     (337)        20,645   43,720     19,375

REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
      investments                          90,926   29,387         25,594   15,224     20,721
Net unrealized gains (losses) on
      investments                         565,968   60,458        396,716   (6,090)   114,884
                                      -------------------------------------------------------
Net Realized and Unrealized Gains
      (Losses) on Investments             656,894   89,845        422,310    9,134    135,605
                                      -------------------------------------------------------

NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                         $740,297  $89,508       $442,955  $52,854   $154,980
                                      =======================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF OPERATIONS (CONTINUED)                                ALGER
YEAR ENDED DECEMBER 31, 1997
                                                     AMERICAN     AMERICAN               AMERICAN
                                         TOTAL        SMALL        MIDCAP    AMERICAN   LEVERAGED
                                         ALGER    CAPITALIZATION   GROWTH     GROWTH      ALLCAP
                                      -----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual Portfolios        $12,211          $ 7,525   $ 3,087    $ 1,599   $     -
Less:  Valuation period deductions
     (See Note B)                        12,548            3,101     4,431      4,046         970
                                      -----------------------------------------------------------
Net Investment Income (Loss)               (337)           4,424    (1,344)    (2,447)       (970)

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                         29,387            1,426    13,270     13,663       1,028
Net unrealized gains (losses) on
     investments                         60,458           30,529    14,008     19,815      (3,894)
                                      -----------------------------------------------------------
Net Realized and Unrealized Gains
     (Losses) on Investments             89,845           31,955    27,278     33,478      (2,866)
                                      -----------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                         $89,508          $36,379   $25,934    $31,031     $(3,836)
                                      ===========================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF OPERATIONS (CONTINUED)                             VIP & VIP II
YEAR ENDED DECEMBER 31, 1997
                                                  TOTAL       ASSET                          MONEY
                                               VIP & VIP II  MANAGER    GROWTH   OVERSEAS   MARKET
                                             --------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual Portfolios                   $ 72,610  $     -   $ 1,765   $      -   $55,599
Less:  Valuation period deductions
      (See Note B)                                   51,965      471     3,003        257    15,705
                                             --------------------------------------------------------
Net Investment Income (Loss)                         20,645     (471)   (1,238)      (257)   39,894

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS

Net realized gains (losses) on
  investments                                        25,594      132       381        383         -
Net unrealized gains (losses) on
  investments                                       396,716    3,943    27,049     (1,979)        -
                                             --------------------------------------------------------
Net Realized and Unrealized Gains
 (Losses) on Investments                            422,310    4,075    27,430     (1,596)        -
                                             --------------------------------------------------------



NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS                                     $442,955   $3,604   $26,192    $(1,853)  $39,894
                                             ========================================================
                                                         EQUITY-     HIGH                 INVESTMENT
                                             INDEX 500    INCOME    INCOME   CONTRAFUND   GRADE BOND
                                             -------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual Portfolios               $ 1,927   $ 10,042  $   522     $  2,011       $  744
Less:  Valuation period deductions
      (See Note B)                               7,756      9,335    2,546       11,970          922
                                             -------------------------------------------------------
Net Investment Income (Loss)                    (5,829)       707   (2,024)      (9,959)        (178)

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS

Net realized gains (losses) on
  investments                                    9,113      3,409      820       11,470         (114)
Net unrealized gains  (losses) on
  investments                                   89,042    104,465   17,494      151,330        5,372
                                             -------------------------------------------------------
Net Realized and Unrealized Gains
 (Losses) on Investments                        98,155    107,874   18,314      162,800        5,258
                                             -------------------------------------------------------



NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS                                 $92,326   $108,581  $16,290     $152,841       $5,080
                                             =======================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1997                                         INVESCO

                                               TOTAL               INDUSTRIAL
                                              INVESCO                INCOME              UTILITIES
                                      -----------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual Portfolios              $48,100              $ 47,037                $1,063
Less:  Valuation period deductions
     (See Note B)                               4,380                 4,108                   272
                                      -----------------------------------------------------------------
Net Investment Income (Loss)                   43,720                42,929                   791


REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                               15,224                15,207                    17
Net unrealized gains (losses) on
     investments                               (6,090)              (10,190)                4,100
                                      -----------------------------------------------------------------
Net Realized and Unrealized Gains
     (Losses) on Investments                    9,134                 5,017                 4,117
                                      -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                               $52,854              $ 47,946                $4,908
                                      =================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1997                                                 JANUS


                                         TOTAL             AGGRESSIVE   WORLDWIDE  INTERNATIONAL             SHORT-TERM
                                         JANUS    GROWTH     GROWTH      GROWTH        GROWTH      BALANCED     BOND
                                      ---------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual portfolios        $ 39,272  $ 7,229  $        -     $ 6,666        $ 1,096    $ 9,761    $ 14,520
Less:  Valuation period deductions
      (See Note B)                        19,897    3,785       2,482       6,177          2,157      4,277       1,019
                                      ---------------------------------------------------------------------------------
Net Investment Income (Loss)              19,375    3,444      (2,482)        489         (1,061)     5,484      13,501


REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
        investments                       20,721      798       1,299      11,132          5,397      1,644         451
Net unrealized gains (losses) on
      investments                        114,884   30,787      40,498      16,456         (2,380)    39,912     (10,389)
                                      ---------------------------------------------------------------------------------
Net Realized and Unrealized Gains
      (Losses) on Investments            135,605   31,585      41,797      27,588          3,017     41,556      (9,938)
                                      ---------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        $154,980  $35,029     $39,315     $28,077        $ 1,956    $47,040    $  3,563
                                      =================================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1997               TOTAL
                                            ALL          TOTAL         TOTAL        TOTAL       TOTAL
                                         DIVISIONS       ALGER     VIP & VIP II    INVESCO      JANUS
                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    83,403   $     (337)   $    20,645   $ 43,720   $   19,375
Net realized gains (losses) on
     investments                             90,926       29,387         25,594     15,224       20,721
Net unrealized gains (losses) on
     investments                            565,968       60,458        396,716     (6,090)     114,884
                                        ---------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                        740,297       89,508        442,955     52,854      154,980
                                        ---------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments               13,063,792      322,306     11,585,543    287,488      868,455
Administrative expense                         (460)        (116)          (188)        (7)        (149)
Benefit payments                            (33,532)           -        (33,532)         -            -
Surrenders and withdrawals                 (103,098)     (16,295)       (56,310)    (2,764)     (27,729)
Net transfers among divisions
     (including the guaranteed
      interest
     account in the general account)        (13,941)   1,298,277     (3,349,694)   350,969    1,686,507
                                        ---------------------------------------------------------------

Increase from Principal Tranactions      12,912,761    1,604,172      8,145,819    635,686    2,527,084
                                        ---------------------------------------------------------------

Total Increase in Net Assets             13,653,058    1,693,680      8,588,774    688,540    2,682,064

Net Assets at Beginning of Year             424,351       54,252        165,293     41,286      163,520
                                        ---------------------------------------------------------------

Net Assets at End of Year               $14,077,409   $1,747,932    $ 8,754,067   $729,826   $2,845,584
                                        ===============================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)                           ALGER
YEAR ENDED  DECEMBER 31, 1997
                                                         AMERICAN      AMERICAN               AMERICAN
                                           TOTAL           SMALL        MIDCAP    AMERICAN   LEVERAGED
                                           ALGER      CAPITALIZATION    GROWTH     GROWTH      ALLCAP
                                      ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $      (337)        $  4,424   $ (1,344)  $ (2,447)   $   (970)
Net realized gains (losses) on
     investments                             29,387            1,426     13,270     13,663       1,028
Net unrealized gains (losses) on
     investments                             60,458           30,529     14,008     19,815      (3,894)
                                      ----------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                         89,508           36,379     25,934     31,031      (3,836)
                                      ----------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                  322,306           77,420    110,654     78,517      55,715
Administrative expenses                        (116)              (9)       (75)       (30)         (2)
Benefit payments                                  -                -          -          -           -
Surrenders and withdrawals                  (16,295)          (2,346)   (10,134)    (3,570)       (245)
Net transfers among divisions
     (including the guaranteed
      interest
     account in the general account)      1,298,277          253,799    412,423    526,689     105,366
                                      ----------------------------------------------------------------

Increase from Principal Transactions      1,604,172          328,864    512,868    601,606     160,834
                                      ----------------------------------------------------------------

Total Increase in Net Assets              1,693,680          365,243    538,802    632,637     156,998

Net Assets at Beginning of Year              54,252            6,431     35,362      7,230       4,959
                                      ----------------------------------------------------------------

Net Assets at End of Year                $1,747,932         $371,674   $574,434   $639,867    $161,957
                                      ================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED  DECEMBER 31, 1997                                           VIP & VIP II

                                                   TOTAL        ASSET                             MONEY
                                               VIP & VIP II    MANAGER    GROWTH    OVERSEAS      MARKET
                                             ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                    $    20,645   $   (471)  $ (1,238)   $  (257)  $    39,894
Net realized gains (losses) on
     investments                                     25,594        132        381        383             -
Net unrealized gains (losses) on
     investments                                    396,716      3,943     27,049     (1,979)            -
                                             ----------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                                442,955      3,604     26,192     (1,853)       39,894
                                             ----------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                       11,585,543     37,602    120,800     30,558     9,506,899
Administrative expenses                                (188)         -        (14)         -             -
Benefit payments                                    (33,532)         -     (6,807)         -             -
Surrenders and withdrawals                          (56,310)    (1,290)      (902)         -       (14,471)
Net transfers among divisions
(including the guaranteed interest
 account in the general account)                 (3,349,694)    88,870    320,581     24,485    (7,372,797)
                                             ----------------------------------------------------------------

Increase  from Principal Transactions             8,145,819    125,182    433,658     55,043     2,119,631
                                             ----------------------------------------------------------------


Total Increase in Net Assets                      8,588,774    128,786    459,850     53,190     2,159,525

Net  Assets at Beginning of Year                    165,293          -     17,925          -        95,907
                                             ----------------------------------------------------------------

Net Assets at End of Year                       $ 8,754,067   $128,786   $477,775    $53,190   $ 2,255,432
                                             ================================================================
                                                            EQUITY-      HIGH                  INVESTMENT
                                              INDEX 500     INCOME      INCOME    CONTRAFUND   GRADE BOND
                                             ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                     (5,829)  $      707   $ (2,024)  $   (9,959)    $   (178)
Net realized gains (losses) on
     investments                                  9,113        3,409        820       11,470         (114)
Net unrealized gains (losses) on
     investments                                 89,042      104,465     17,494      151,330        5,372
                                             ------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                             92,326      108,581     16,290      152,841        5,080
                                             ------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                      541,679      666,962    120,286      522,380       38,377
Administrative expenses                             (14)         (60)       (12)         (87)          (1)
Benefit payments                                 (6,787)      (6,807)    (3,238)      (6,772)      (3,121)
Surrenders and withdrawals                       (6,876)     (13,334)    (5,589)     (12,401)      (1,447)
Net transfers among divisions
(including the guaranteed interest
 account in the general account)              1,021,125      899,279    385,918                 1,212,070
                                             ------------------------------------------------------------

Increase  from Principal Transactions         1,549,127    1,546,040    497,365    1,715,190      104,583
                                             ------------------------------------------------------------


Total Increase in Net Assets                  1,641,453    1,654,621    513,655    1,868,031      109,663

Net  Assets at Beginning of Year                  4,917       22,246      6,545        5,264       12,489
                                             ------------------------------------------------------------

Net Assets at End of Year                     1,646,370   $1,676,867   $520,200   $1,873,295     $122,152
                                             ============================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED  DECEMBER 31, 1997                                              INVESCO

                                                      TOTAL               INDUSTRIAL
                                                     INVESCO                INCOME             UTILITIES
                                           --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                         $ 43,720              $ 42,929               $   791
Net realized gains (losses) on
     investments                                       15,224                15,207                    17
Net unrealized gains (losses) on
     investments                                       (6,090)              (10,190)                4,100
                                           --------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                                   52,854                47,946                 4,908
                                           --------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                            287,488               248,038                39,450
Administrative expenses                                    (7)                   (7)                    -
Benefit payments                                            -                     -                     -
Surrenders and withdrawals                             (2,764)               (2,764)                    -
Net transfers among divisions
     (including the guaranteed interest
     account in the general account)                  350,969               346,332                 4,637
                                           --------------------------------------------------------------
Increase from Principal
     Transactions                                     635,686               591,599                44,087
                                           --------------------------------------------------------------

Total Increase in Net Assets                          688,540               639,545                48,995

Net Assets at Beginning of Year                        41,286                41,286                     -
                                           --------------------------------------------------------------

Net Assets at End of Year                            $729,826              $680,831               $48,995
                                           ==============================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF  CHANGES NET ASSETS (CONTINUED)
YEAR ENDED  DECEMBER 31, 1997                                                      JANUS


                                             TOTAL                AGGRESSIVE   WORLDWIDE   INTERNATIONAL              SHORT-TERM
                                             JANUS      GROWTH      GROWTH       GROWTH        GROWTH      BALANCED      BOND
                                        ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   19,375   $  3,444     $ (2,482)   $    489        $ (1,061)  $  5,484     $ 13,501
Net realized gains (losses) on
      investments                             20,721        798        1,299      11,132           5,397      1,644          451
Net unrealized gains (losses) on
      investments                            114,884     30,787       40,498      16,456          (2,380)    39,912      (10,389)
                                        ----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
      from Operations                        154,980     35,029       39,315      28,077           1,956     47,040        3,563
                                        ----------------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Contract purchase payments                   868,455     80,610        8,061     323,349         156,072    287,271       13,092
Administrative expenses                         (149)        (6)         (62)        (36)             (4)       (28)         (13)
Benefit payments                                   -          -            -           -               -          -            -
Surrenders and withdrawals                   (27,729)    (2,923)     (10,157)     (4,318)           (593)    (7,826)      (1,912)
Net transfers among divisions
      (including the guaranteed interest
      account in the general account)      1,686,507    406,374      293,743     578,956         151,359    216,264       39,811
                                        ----------------------------------------------------------------------------------------
Increase from Principal Transactions       2,527,084    484,055      291,585     897,951         306,834    495,681       50,978
                                        ----------------------------------------------------------------------------------------

Total Increase in Net Assets               2,682,064    519,084      330,900     926,028         308,790    542,721       54,541

Net Assets at Beginning of Year              163,520     35,208       24,839      10,452           4,074     58,350       30,597
                                        ----------------------------------------------------------------------------------------

Net Assets at End of Year                 $2,845,584   $554,292     $355,739    $936,480        $312,864   $601,071     $ 85,138
                                        ========================================================================================

See accompanying notes.

                                                   Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM SEPTEMBER 11,                TOTAL
1996 TO DECEMBER 31, 1996                         ALL        TOTAL          TOTAL       TOTAL         TOTAL
                                               DIVISIONS     ALGER       VIP & VIP II   INVESCO       JANUS
                                             ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                    $  4,124    $  (126)      $    672      $ 2,781    $    797
Net realized gains on investments                    278        269              -            1           8
Net unrealized gains (losses) on
     investments                                  (1,984)       236           (225)      (2,391)        396
                                             ----------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                               2,418        379            447          391       1,201

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                       421,881     64,900        253,781       15,000      88,200
Net transfers among divisions
     (including the guaranteed interest
     account in the general account)                  52    (11,027)       (88,935)      25,895      74,119
                                             ----------------------------------------------------------------

Increase from Principal Transactions             421,993     53,873        164,846       40,895     162,319
                                             ----------------------------------------------------------------

Total Increase in Net Assets                     424,351     54,252        165,293       41,286     163,520

Net Assets at Beginning of Year                        -          -              -            -           -
                                             ----------------------------------------------------------------

Net Assets at End of Year                       $424,351    $54,252       $165,293      $41,286    $163,520
                                             ================================================================

See accompanying notes.

                                                   Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)                             ALGER
FOR THE PERIOD FROM SEPTEMBER 11,
1996 TO DECEMBER 31, 1996                                 AMERICAN       AMERICAN                    AMERICAN
                                            TOTAL          SMALL          MIDCAP      AMERICAN       LEVERAGED
                                            ALGER      CAPITALIZATION     GROWTH       GROWTH         ALLCAP
                                         ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   (126)        $   (8)       $   (66)     $   (9)       $    (43)
Net realized gains on investments              269              -              1           -             268
Net unrealized gains (losses) on
     investments                               236            (42)           426        (107)            (41)
                                         ---------------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                           379            (50)           361        (116)            184

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                  64,900          6,300         29,100       7,000          22,500
Net transfers among divisions
     (including the guaranteed interest
     account in the general account)       (11,027)           181          6,171         346         (17,725)
                                         ---------------------------------------------------------------------

Increase from Principal Transactions        53,873          6,481         35,271       7,346           4,775
                                         ---------------------------------------------------------------------

Total Increase in Net Assets                54,252          6,431         35,632       7,230           4,959

Net Assets at Beginning of Year                  -              -              -           -               -
                                         ---------------------------------------------------------------------

Net Assets at End of Year                 $ 54,252         $6,431        $35,632      $7,230        $  4,959
                                         =====================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD  FROM SEPTEMBER 11,                                   VIP & VIP II
1996 TO DECEMBER 31, 1996
                                            TOTAL                 MONEY                  EQUITY-    HIGH                 INVESTMENT
                                        VIP & VIP II   GROWTH     MARKET     INDEX 500   INCOME    INCOME   CONTRAFUND   GRADE BOND
                                        -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                $    672   $    (6)  $     718   $       -   $   (12)  $   (1)      $   (9)     $   (18)

Net realized gains on
     investments                                   -         -           -           -         -        -            -            -
Net unrealized gains (losses) on
     investments                                (225)     (145)          -         (83)     (131)      27          100            7
                                        -------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                             447      (151)        718         (83)     (143)      26           91          (11)


CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                   253,781     2,325     233,631           -     6,250        -        4,075        7,500
Net transfers among divisions
     (including the guaranteed interest
     account in the general account)         (88,935)   15,751    (138,442)      5,000    16,139    6,519        1,098        5,000
                                        -------------------------------------------------------------------------------------------

Increase from Principal Transactions         164,846    18,076      95,189       5,000    22,389    6,519        5,173       12,500
                                        -------------------------------------------------------------------------------------------

Total Increase in Net Assets                 165,293    17,925      95,907       4,917    22,246    6,545        5,264       12,489

Net Assets at Beginning of Year                    -         -           -           -         -        -            -            -
                                        -------------------------------------------------------------------------------------------

Net Assets at End of Year                   $165,293   $17,925   $  95,907      $4,917   $22,246   $6,545       $5,264      $12,489
                                        ===========================================================================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)            INVESCO
FOR THE PERIOD FROM SEPTEMBER 11,
1996 TO DECEMBER 31, 1996                        TOTAL               INDUSTRIAL
                                                INVESCO                INCOME
                                        -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                          $ 2,781               $ 2,781
Net realized gains on
     investments                                            1                     1
Net unrealized gains (losses) on
     investments                                       (2,391)               (2,391)
                                        -------------------------------------------
Increase (Decrease) in Net Assets
     from Operations                                      391                   391

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Contract purchase payments                             15,000                15,000
Net transfers among divisions
     (including the guaranteed interest
     account in the general account)                   25,895                25,895
                                        -------------------------------------------

Increase from Principal Transactions                   40,895                40,895
                                        -------------------------------------------

Total Increase in Net Assets                           41,286                41,286

Net Assets at Beginning of Year                             -                     -
                                        -------------------------------------------

Net Assets at End of Year                             $41,286               $41,286
                                        ===========================================

See accompanying notes.

                         Southland Separate Account A1

STATEMENT OF  CHANGES NET ASSETS (CONTINUED)
FOR THE PERIOD FROM SEPTEMBER 11,                                              JANUS
DECEMBER 31, 1996

                                           TOTAL             AGGRESSIVE   WORLDWIDE  INTERNATIONAL            SHORT-TERM
                                           JANUS    GROWTH     GROWTH      GROWTH       GROWTH      BALANCED     BOND
                                        --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    797  $    62     $   (34)    $    27         $    5   $   296     $   441
Net realized gains (losses) on
      investments                                8        -           -           -              -         1           7
Net unrealized gains (losses) on
      investments                              396      146        (126)        136             91       552        (403)
                                        --------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
      from Operations                        1,201      208        (160)        163             96       849          45

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Contract purchase payments                  88,200   15,000      15,000       1,850          3,850    37,500      15,000
Net transfers among divisions
      (including the guaranteed interest
      account in the general account)       74,119   20,000       9,999       8,439            128    20,001      15,552
                                        --------------------------------------------------------------------------------

Increase from Principal Transactions       162,319   35,000      24,999      10,289          3,978    57,501      30,552
                                        --------------------------------------------------------------------------------

Total Increase in Net Assets               163,520   35,208      24,839      10,452          4,074    58,350      30,597

Net Assets at Beginning of Year                  -        -           -           -              -         -           -
                                        --------------------------------------------------------------------------------

Net Assets at End of Year                 $163,520  $35,208     $24,839     $10,452         $4,074   $58,350     $30,597
                                        ================================================================================

See accompanying notes.

                         Southland Separate Account A1


                         Notes to Financial Statements

                               December 31, 1997

NOTE A. ORGANIZATION

The Southland Separate Account A1 (the Separate Account) was established by resolution of the Board of Directors of Southland Life Insurance Company (the Company) on February 25, 1994. The Separate Account was inactive prior to September 11, 1996, except for matters relating to its organization as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

The Separate Account supports the operations of the Future Dimensions Variable Annuity (Future Dimensions) contracts offered by the Company. The Separate Account may be used to support other variable annuity contracts as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the contracts will not be chargeable with liabilities arising out of any other operations of the Company.

The assets of the Separate Account are invested either in the Alger American Fund, in the Fidelity Variable Insurance Products and Variable Insurance Products II Funds, in the INVESCO Variable Investment Funds, Inc., or in the Janus Aspen Series, all of which are open-end, diversified management investment companies.

The Future Dimensions contracts allow the contractholders to specify the allocation of their purchase payments to the various Portfolios. They can also transfer their account values among the Portfolios. The Future Dimensions product also provides the contractholders the option to allocate their purchase payments, or to transfer their account values, to a Guaranteed Interest Account
(GIA). The GIA guarantees a rate of interest to the contractholder, and it is not variable in nature. Therefore, it is not included in the Separate Account financial statements.

Effective May 1, 1998 the sub-account of the Separate Account investing in Janus Aspen Series Short-Term Bond Portfolio will no longer be accepting new investments.

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements along with the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         Southland Separate Account A1


                         Notes to Financial Statements

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

SECURITY VALUATION - The investment in shares of the Portfolios are valued at the closing net asset value (market value) per share as determined by the Portfolios on the day of measurement.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - The investments in shares of the Portfolios are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from security transactions are reported using the first-in-first-out (FIFO) method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investments.

VALUATION PERIOD DEDUCTIONS - Charges are made directly against the assets of the Separate Account sub-accounts and are reflected daily in the computation of the unit values of the sub-accounts.

For Future Dimensions contracts, a daily deduction, at an annual rate of 1.37% of the daily asset value of the Separate Account sub-accounts is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the year ended December 31, 1997 were $80,029.

Future Dimensions contracts are subject to a daily deduction, at an annual rate of .15% of the daily asset value of the Separate Account sub-accounts, for an asset based administrative charge to compensate the Company for a portion of the administrative expenses under the contract. Total asset based administrative charges for the year ended December 31, 1997 were $8,761.

ANNUITY RESERVES - None of the Future Dimensions contracts in the Separate Account have reached the annuity date. Prior to the annuity date, the contracts are redeemable for the net cash surrender value of the contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the contractholders invested in the Separate Account sub-accounts. To the extent that benefits to be paid to the contractholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

                         Southland Separate Account A1

                         Notes to Financial Statements

NOTE C. INVESTMENTS

Portfolio shares are purchased at net asset value with proceeds from contract purchase payments and sub-account transfers. Portfolio shares are redeemed at net asset value for the payment of benefits, for surrenders, for transfers to other divisions, and for payment of certain administrative charges of the Company. Distributions made by the Portfolios are reinvested in the Portfolios.

The following is a summary of Portfolio shares owned as of December 31, 1997:

                                                              NUMBER       NET ASSET          VALUE
                                                                OF           VALUE          OF SHARES       COST OF
PORTFOLIO                                                     SHARES       AT MARKET        AT MARKET       SHARES
                                                       --------------------------------------------------------------
The Alger American Fund:
    American Small Capitalization                            8,507.25        $ 43.75      $   372,192    $   341,705
    American MidCap Growth                                  23,791.11          24.18          575,269        560,836
    American Growth                                         14,985.41          42.76          640,777        621,068
    American Leveraged AllCap                                6,999.74          23.17          162,184        166,118

Variable Insurance Products (VIP & VIP II) Funds:
    VIP Growth                                              12,895.09          37.10          478,408        451,504
    VIP Overseas                                             2,774.17          19.20           53,264         55,243
    VIP Money Market                                     2,258,536.00           1.00        2,258,536      2,258,536
    VIP Equity-Income                                       69,152.35          24.28        1,679,019      1,574,685
    VIP High Income                                         38,359.94          13.58          520,928        503,407
    VIP II Asset Manager                                     7,159.58          18.01          128,945        125,001
    VIP II Index 500                                        14,385.71         114.39        1,645,581      1,556,625
    VIP II Contrafund                                       94,073.07          19.94        1,875,817      1,724,385
    VIP II Investment Grade Bond                             9,739.49          12.56          122,328        116,949

INVESCO Variable Investment Funds, Inc.:
    Industrial Income                                       40,010.27          17.04          681,775        694,356
    Utilities                                                3,406.94          14.40           49,060         44,960

Janus Aspen Series:
    Growth                                                  30,035.61          18.48          555,058        524,126
    Aggressive Growth                                       17,332.31          20.55          356,179        315,807
    Worldwide Growth                                        40,091.83          23.39          937,748        921,156
    International Growth                                    16,954.55          18.48          313,320        315,609
    Balanced                                                34,454.44          17.47          601,919        561,455
    Short-Term Bond                                          9,612.29           8.87           85,262         96,054
                                                                                          ---------------------------


Total                                                                                     $14,093,569    $13,529,585
                                                                                          ===========================

                         Southland Separate Account A1


                         Notes to Financial Statements


NOTE C. INVESTMENTS (CONTINUED)

For the year ended December 31, 1997, the cost of purchases (plus reinvested dividends) and the proceeds from sales of investments are as follows:

                                                         BEGINNING                                 END
PORTFOLIO                                                OF PERIOD   PURCHASES      SALES       OF PERIOD
                                                       ---------------------------------------------------
The Alger American Fund:
     American Small Capitalization                        $  6,480  $   341,694  $    (6,469)  $   341,705
     American MidCap Growth                                 35,248      627,600     (102,012)      560,836
     American Growth                                         7,345      669,640      (55,917)      621,068
     American Leveraged AllCap                               5,022      161,096            -       166,118


Variable Insurance Products (VIP & VIP II) Funds:
     VIP Growth                                             18,074      442,764       (9,334)      451,504
     VIP Overseas                                                -       60,951       (5,708)       55,243
     VIP Money Market                                       96,164   10,071,852   (7,909,480)    2,258,536
     VIP Equity-Income                                      22,387    1,656,958     (104,660)    1,574,685
     VIP High Income                                         6,519      507,105      (10,217)      503,407
     VIP II Asset Manager                                        -      126,468       (1,467)      125,001
     VIP II Index 500                                        5,000    1,621,820      (70,195)    1,556,625
     VIP II Contrafund                                       5,170    1,805,081      (85,866)    1,724,385
     VIP II Investment Grade Bond                           12,493      109,898       (5,442)      116,949


INVESCO Variable Investment Funds, Inc.:
     Industrial Income                                      43,709      743,138      (92,491)      694,356
     Utilities                                                   -       45,179         (219)       44,960

Janus Aspen Series:
     Growth                                                 35,084      494,044       (5,002)      524,126
     Aggressive Growth                                      24,986      319,227      (28,406)      315,807
     Worldwide Growth                                       10,321      993,277      (82,442)      921,156
     International Growth                                    3,988      346,772      (35,151)      315,609
     Balanced                                               57,853      513,355       (9,753)      561,455
     Short-Term Bond                                        31,024      124,333      (59,303)       96,054
                                                       ---------------------------------------------------

Total                                                     $426,867  $21,782,252  $(8,679,534)  $13,529,585
                                                       ===================================================

NOTE D. OTHER CONTRACT DEDUCTIONS

The Future Dimensions contracts provide for certain deductions for surrender charges, withdrawal transaction charges, excess transfer charges and taxes on purchase payments from amounts paid to contractholders. Such deductions are taken after the redemption of sub-account units in the Separate Account and are not included in the Separate Account financial statements.

                         Southland Separate Account A1


                         Notes to Financial Statements


NOTE E.  FEDERAL INCOME TAXES

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code.

NOTE F. SUMMARY OF CHANGES IN UNITS

The following schedule summarizes the change in sub-account units for the year ended December 31, 1997:

                                                                                                         (DECREASE)
                                                                                           INCREASE          FOR
                                                        OUTSTANDING       INCREASE        (DECREASE)      SURRENDERS    OUTSTANDING
                                                        AT BEGINNING    FOR PAYMENTS    FOR DIVISIONAL       AND          AT END
SUB-ACCOUNT                                              OF  PERIOD       RECEIVED         TRANSFERS     WITHDRAWALS     OF PERIOD
                                               ------------------------------------------------------------------------------------
The Alger American Fund:                                  648.89          7,732.13       26,095.27        (293.26)        34,183.03
     American Small Capitalization                      3,470.95          9,397.13       37,686.72      (1,154.49)        49,400.31
     American MidCap Growth                               680.29          6,450.64       41,810.05        (329.68)        48,611.30
     American Growth                                      471.80          4,339.52        8,277.87         (16.83)        13,072.36

     American Leveraged AllCap


Fidelity Variable Insurance Products (VIP &
 VIP II) Funds:
                                                        1,678.94          9,736.47       25,447.21         (68.77)        36,793.85
     VIP Growth                                             -             2,497.08        2,000.96           -             4,498.04
     VIP Overseas                                       9,327.36        903,968.74     (700,763.95)     (1,374.64)       211,157.51
     VIP Money Market                                   2,078.52         52,590.98       70,508.05      (1,023.17)       124,154.38
     VIP Equity-Income                                    603.22         10,188.35       31,029.58        (452.14)        41,369.01
     VIP High Income                                        -             3,044.67        6,957.66        (102.61)         9,899.72
     VIP II Asset Manager                                 432.39         38,461.48       72,136.77        (481.13)       110,549.51
     VIP II Index 500                                     461.87         39,919.08       94,031.08           -           134,412.03
     VIP II Contrafund                                  1,201.26          3,640.43        6,095.97           -            10,937.66
     VIP II Investment Grade Bond


INVESCO Variable Investment Funds, Inc.:
     Industrial Income                                  3,548.07         18,302.24       24,685.86        (192.10)        46,344.07
     Utilities                                              -             3,272.29          387.30           -             3,659.59

Janus Aspen Series:                                     3,290.04          6,851.78       32,977.14        (277.53)        42,841.43
     Growth                                             2,561.68            822.30       30,759.26      (1,083.38)        33,059.86
     Aggressive Growth                                    895.32         23,783.67       42,299.71        (304.86)        66,673.84
     Worldwide Growth                                     336.05         10,940.52       10,873.51         (41.97)        22,108.11
     International Growth                               5,301.79         22,826.40       17,890.34        (609.46)        45,409.07
     Balanced                                           2,967.17          1,230.01        3,836.14        (177.69)         7,855.63
     Short-Term Bond

                         Southland Separate Account A1


                         Notes to Financial Statements

NOTE F. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the change in sub-account units for the period from September 11, 1996 to December 31, 1996:

                                                                                                    (DECREASE)
                                                                                INCREASE                FOR
                                                 OUTSTANDING     INCREASE      (DECREASE)           SURRENDERS         OUTSTANDING
                                                 AT BEGINNING  FOR PAYMENTS  FOR DIVISIONAL             AND              AT END
SUB-ACCOUNT                                       OF  PERIOD     RECEIVED       TRANSFERS           WITHDRAWALS         OF PERIOD
                                               -----------------------------------------------------------------------------------
The Alger American Fund:
    American Small Capitalization                           -        634.37           14.52                  -              648.89
    American MidCap Growth                                  -      2,869.65          601.30                  -            3,470.95
    American Growth                                         -        647.81           32.48                  -              680.29
    American Leveraged AllCap                               -      2,142.42       (1,670.62)                 -              471.80


Fidelity Variable Insurance Products (VIP &
 VIP II) Funds:
    VIP Growth                                              -        212.74        1,466.20                  -            1,678.94
    VIP Money Market                                        -     22,815.55      (13,488.19)                 -            9,327.36
    VIP Equity-Income                                       -        582.39        1,496.13                  -            2,078.52
    VIP High Income                                         -             -          603.22                  -              603.22
    VIP II Index 500                                        -             -          432.39                  -              432.39
    VIP II Contrafund                                       -        360.25          101.62                  -              461.87
    VIP II Investment Grade Bond                            -        722.69          478.57                  -            1,201.26


INVESCO Variable Investment Funds, Inc.:
    Industrial Income                                       -      1,332.23        2,215.84                  -            3,548.07


Janus Aspen Series:
    Growth                                                  -      1,429.59        1,860.45                  -            3,290.04
    Aggressive Growth                                       -      1,518.39        1,043.29                  -            2,561.68
    Worldwide Growth                                        -        158.86          736.46                  -              895.32
    International Growth                                    -        324.68           11.37                  -              336.05
    Balanced                                                -      3,485.88        1,815.91                  -            5,301.79
    Short-Term Bond                                         -      1,461.34        1,505.83                  -            2,967.17

                         Southland Separate Account A1


                         Notes to Financial Statements


NOTE G. NET ASSETS

Net assets at December 31, 1997 consisted of the following:

                                                                        ACCUMULATED       NET
                                                                       NET REALIZED    UNREALIZED
                                                         ACCUMULATED       GAINS         GAINS
                                            PRINCIPAL     INVESTMENT    (LOSSES) ON   (LOSSES) ON
SUB-ACCOUNT                                TRANSACTIONS     INCOME      INVESTMENTS   INVESTMENTS   NET ASSETS
                                           --------------------------------------------------------------------
The Alger American Fund:
    American Small Capitalization           $   335,345      $ 4,416        $ 1,426      $ 30,487   $   371,674
    American MidCap Growth                      548,139       (1,410)        13,271        14,434       574,434
    American Growth                             608,952       (2,456)        13,663        19,708       639,867
    American Leveraged AllCap                   165,609       (1,013)         1,296        (3,935)      161,957


Fidelity Variable Insurance Products
 (VIP & VIP II) Funds:
    VIP Growth                                  451,734       (1,244)           381        26,904       477,775
    VIP Overseas                                 55,043         (257)           383        (1,979)       53,190
    VIP Money Market                          2,214,820       40,612              -             -     2,255,432
    VIP Equity-Income                         1,568,429          695          3,409       104,334     1,676,867
    VIP High Income                             503,884       (2,025)           820        17,521       520,200
    VIP II Asset Manager                        125,182         (471)           132         3,943       128,786
    VIP II Index 500                          1,554,127       (5,829)         9,113        88,959     1,646,370
    VIP II Contrafund                         1,720,363       (9,968)        11,470       151,430     1,873,295
    VIP II Investment Grade Bond                117,083         (196)          (114)        5,379       122,152


INVESCO Variable Investment Funds, Inc.:
     Industrial Income                          632,494       45,710         15,208       (12,581)      680,831
      Utilities                                  44,087          791             17         4,100        48,995

Janus Aspen Series:
     Growth                                     519,055        3,506            798        30,933       554,292
     Aggressive Growth                          316,584       (2,516)         1,299        40,372       355,739
     Worldwide Growth                           908,240          516         11,132        16,592       936,480
     International Growth                       310,812       (1,056)         5,397        (2,289)      312,864
     Balanced                                   553,182        5,780          1,645        40,464       601,071
     Short-Term Bond                             81,530       13,942            458       (10,792)       85,138
                                           --------------------------------------------------------------------

Total                                       $13,334,694      $87,527        $91,204      $563,984   $14,077,409
                                           ====================================================================

                             Financial Statements

                       Southland Life Insurance Company

                 Years ended December 31, 1997, 1996 and 1995
                      with Report of Independent Auditors

                       Southland Life Insurance Company

                             Financial Statements

                 Years ended December 31, 1997, 1996 and 1995


                                   CONTENTS

Report of Independent Auditors............................................ l

Audited Financial Statements

Balance Sheets............................................................ 2
Statements of Income...................................................... 4
Statements of Stockholder's Equity........................................ 5
Statements of Cash Flows.................................................. 6
Notes to Financial Statements............................................. 8

                        Report of Independent Auditors

Board of Directors
Southland Life Insurance Company

We have audited the accompanying balance sheets of Southland Life Insurance Company as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Southland Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


Atlanta, Georgia
April 6, 1998

                       Southland Life Insurance Company

                                Balance Sheets

                                                                              DECEMBER 31
                                                                       1997                 1996
                                                                    --------------------------------
                                                                              (In Thousands)
ASSETS
Investments (Notes 1, 2, 3 and 4):
  Fixed maturities:
    Available-for-sale, at fair value (amortized cost:
     1997 - $981,672; 1996 - $815,916)                                 $1,031,283         $  856,166
  Equity securities, at fair value (cost:  1997 -
   $3,072; 1996 - $625)                                                     3,200                816
  Mortgage loans on real estate                                           334,447            351,958
  Policy loans                                                             86,156             82,140
  Short-term investments                                                    3,311             15,149
                                                                    --------------------------------
Total investments                                                       1,458,397          1,306,229




Cash                                                                        6,818              7,907
Accrued investment income                                                  17,961             17,309
Reinsurance recoverable:
  Paid benefits                                                             7,337              6,853
  Unpaid benefits and IBNR                                                  1,491              1,949
Prepaid reinsurance premiums                                              275,154            260,358
Deferred policy acquisition costs                                         193,196            171,453
Present value of future profits less accumulated
  amortization (1997 - $195,275; 1996 - $179,657)
                                                                           64,363             72,345

Goodwill less accumulated amortization (1997 -
  $12,622; 1996 - $11,081)                                                 47,839             49,380
Separate account assets (Note 13)                                          18,877                425
Federal taxes recoverable from related party (Note 8)                           -                 50
Other assets                                                                6,363              6,029
                                                                    --------------------------------
Total assets                                                           $2,097,796         $1,900,287
                                                                    ================================

                                                                    DECEMBER 31
                                                              1997                1996
                                                     ----------------------------------------
                                                                 (In Thousands,
                                                              Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits:
  Life and annuity reserves                                 $1,325,442          $1,168,318
  Accident and health reserves                                   9,989              10,399
  Guaranteed investment contracts                              256,645             254,366
  Policyholders' funds                                           2,539               2,998
  Advance premiums                                                  78                  80
  Accrued dividends and dividends on deposit                       758                 771
  Unpaid claims                                                 18,147              17,410
                                                     ----------------------------------------
Total future policy benefits                                 1,613,598           1,454,342

Accounts payable and accrued expenses                            8,491               5,909
Indebtedness to related parties                                 18,118               9,395
Other liabilities                                               15,959              17,857
Separate account liabilities (Note 13)                          18,877                 425
Federal income taxes payable (Note 8):
 Current                                                         2,267                   -
 Deferred                                                       46,868              42,206
                                                     ----------------------------------------
Total liabilities                                            1,724,178           1,530,134

Stockholder's equity (Note 9):
 Common stock, $3 par value:
  Authorized - 2,550,000 shares
  Issued and outstanding - 2,500,000 shares                      7,500               7,500
 Additional paid-in capital                                    246,906             246,906
 Net unrealized investment gains (Note 1)                       24,320              19,013
 Retained earnings                                              94,892              96,734
                                                     ----------------------------------------
Total stockholder's equity                                     373,618             370,153
                                                     ----------------------------------------
Total liabilities and stockholder's equity                  $2,097,796          $1,900,287
                                                     ========================================


See accompanying notes.

                       Southland Life Insurance Company

                             Statements of Income

                                                                                YEAR ENDED DECEMBER 31
                                                                     1997                1996                1995
                                                            -----------------------------------------------------------
                                                                                   (In Thousands)
Revenues:
 Traditional life insurance premiums                              $ 32,304            $ 34,591            $ 33,003
 Health insurance premiums                                          69,997              71,587              60,318
 Universal life and investment product charges                      92,660              76,907              67,073
 Reinsurance assumed                                                   570                  16                 201
                                                            -----------------------------------------------------------
                                                                   195,531             183,101             160,595
 Reinsurance ceded premiums                                        (61,103)            (68,663)            (56,059)
                                                            -----------------------------------------------------------
                                                                   134,428             114,438             104,536
 Net investment income                                             107,563             100,556             103,279
 Net realized gains on investments                                  25,294               9,585               2,880
 Other revenues                                                     11,293              13,391              11,437
                                                            -----------------------------------------------------------
Total revenues                                                     278,578             237,970             222,132

Benefits and expenses:
 Insurance claims and benefits incurred:
  Traditional life insurance:
   Death benefits                                                   27,569              27,756              24,305
   Other benefits                                                   19,452              20,543              21,661
 Universal life and investment contracts:
  Interest credited to account balances                             46,182              38,051              31,465
  Death benefit incurred in excess of account balances              21,102              17,573              33,902
 Health benefits                                                    53,613              49,849              28,883
 (Decrease) increase in policy reserves and other funds             (2,579)             (3,444)             (6,085)
 Reinsurance recoveries                                            (43,814)            (41,920)            (39,883)
                                                            -----------------------------------------------------------
                                                                   121,525             108,408              94,248

Commissions                                                         17,186              19,195              15,229
Insurance operating expenses (Note 11)                              38,644              30,910              20,924
Amortization of goodwill                                             1,541               1,541               1,541
Amortization of present value of future profits, net of
 accrued interest                                                    9,473               9,148              10,155
Amortization of deferred policy acquisition costs                   27,572              17,905              13,326
                                                            -----------------------------------------------------------
                                                                   215,941             187,107             155,423
                                                            -----------------------------------------------------------

Income before federal income taxes                                  62,637              50,863              66,709
Federal income taxes (Note 8)                                       22,479              19,514              23,828
                                                            -----------------------------------------------------------
Net income                                                        $ 40,158            $ 31,349            $ 42,881
                                                            ===========================================================

See accompanying notes.

                        Southland Life Insurance Company

                       Statements of Stockholder's Equity

                                                                YEAR ENDED DECEMBER 31
                                                        1997             1996             1995
                                                 --------------------------------------------------
                                                                    (In Thousands)
Common stock:
 Balance at beginning and end of year                $  7,500         $  7,500        $   7,500
                                                 ==================================================

Additional paid-in capital:
 Balance at beginning of year                        $246,906         $246,906        $ 366,536
 Return of capital to stockholder                           -                -         (119,630)
                                                 --------------------------------------------------
 Balance at end of year                              $246,906         $246,906        $ 246,906
                                                 ==================================================

Net unrealized investment gains (losses) on
 securities:
  Balance at beginning of year                       $ 19,013         $ 37,906        $  (8,874)
  Change in net unrealized investment gains
   (losses), net of tax                                 6,044          (24,889)          65,248
  Effect on DPAC and PVFP of unrealized gains
   (losses) on fixed maturities, net of tax              (737)           5,996          (18,468)
                                                 --------------------------------------------------
  Balance at end of year                             $ 24,320         $ 19,013        $  37,906
                                                 ==================================================

Retained earnings:
 Balance at beginning of year                        $ 96,734         $ 86,385        $  58,239
 Net income                                            40,158           31,349           42,881
 Dividends to stockholder                             (42,000)         (21,000)         (14,735)
                                                 --------------------------------------------------
 Balance at end of year                              $ 94,892         $ 96,734        $  86,385
                                                 ==================================================

Total stockholder's equity                           $373,618         $370,153        $ 378,697
                                                 ==================================================


See accompanying notes.

                        Southland Life Insurance Company

                            Statements of Cash Flows

                                                                   YEAR ENDED DECEMBER 31
                                                          1997              1996              1995
                                                  -----------------------------------------------------
                                                                      (In Thousands)
OPERATING ACTIVITIES
Net income                                                $  40,158         $  31,349         $  42,881
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Increase (decrease) in future policy benefits              29,507              (202)           86,817
  Net increase (decrease) in federal income taxes             4,121            (8,722)            8,528
  Increase (decrease) in accounts payable and
   accrued expenses and other liabilities                     4,839           (13,312)           (3,404)
  (Increase) decrease in accrued investment income             (652)           (1,358)              777
  Net realized investment gains                             (25,294)           (9,585)           (2,880)
  (Increase) decrease in reinsurance recoverable                (26)           16,484           (22,484)
  (Increase) decrease in prepaid reinsurance premiums       (14,796)           22,585           (42,119)
  Depreciation and amortization expense                      11,125            10,681            11,708
  Policy acquisition costs deferred                         (51,940)          (37,992)          (41,581)
  Amortization of deferred policy acquisition costs          27,572            17,905            13,326
  Other, net                                                 (1,124)             (364)           (1,057)
                                                  -----------------------------------------------------
Net cash provided by operating activities                    23,379            27,469            50,512

INVESTING ACTIVITIES
Securities available-for-sale:
 Sales:
  Fixed maturities                                          608,076           116,988           118,212
  Equity securities                                             335                25             1,105
 Maturities - fixed maturities                               79,378            82,646            36,740
 Purchases:
  Fixed maturities                                         (831,839)         (215,464)         (201,698)
  Equity securities                                          (2,699)              (35)             (186)
Securities held-to-maturity:
 Maturities - fixed maturities                                    -                 -            19,202
Sale, maturity or repayment of investments:
 Mortgage loans on real estate                               40,060            20,115            16,613
 Investment real estate                                           -               150               450

                       Southland Life Insurance Company

                                                                                  YEAR ENDED DECEMBER 31
                                                                         1997              1996              1995
                                                                 -----------------------------------------------------
                                                                                     (In Thousands)
INVESTING ACTIVITIES (CONTINUED)
Purchase or issuance of investments:
 Mortgage loans on real estate                                             (22,073)          (71,512)          (85,580)
 Investment real estate                                                          -               (11)                -
 Policy loans, net                                                          (4,016)           (1,976)             (727)
 Short-term investments, net                                                11,838           (15,149)                -
Additions to property and equipment                                              -                 -               (62)
Disposal of property and equipment                                               -                 -               780
                                                                 -----------------------------------------------------
Net cash used by investing activities                                     (120,940)          (84,223)          (95,151)

FINANCING ACTIVITIES
(Decrease) increase in indebtedness to related parties                      (5,277)            3,456            (5,261)
Receipts from interest sensitive products credited
 to policyholder account balances                                          162,826           106,188           107,641
Return of policyholder account balances on interest
 sensitive policies                                                        (33,077)          (25,251)          (25,244)
Return of capital and dividends paid to stockholder                        (28,000)          (21,000)          (42,060)
                                                                 -----------------------------------------------------
Net cash provided by financing activities                                   96,472            63,393            35,076
                                                                 -----------------------------------------------------

Net (decrease) increase in cash                                             (1,089)            6,639            (9,563)
Cash at beginning of year                                                    7,907             1,268            10,831
                                                                 -----------------------------------------------------
Cash at end of year                                                      $   6,818          $  7,907          $  1,268
                                                                 =====================================================

The Company paid interest of $1,549,000, $0, and $13,000 during 1997, 1996 and 1995, respectively.

SIGNIFICANT NONCASH TRANSACTIONS

During 1995, the Company transferred fixed maturity securities having a fair value plus accrued interest of $92,305,000 and $27,325,000 of cash to the parent company as a return of capital. This transaction was approved by state regulatory authorities and is reflected in the accompanying statement of stockholder's equity as a reduction to additional paid-in capital and unrealized investment gains on securities. The gain on securities transferred of $394,000 and $4,549,000 at December 31, 1997 and 1996, respectively, was deferred and is included in other liabilities until such time as the securities are sold to an unrelated party.

Held-to-maturity fixed maturity securities having an amortized cost value of $182,430,000 and a fair value of $199,206,000 were transferred to the available-for-sale category on December 26, 1995.

The Company declared a $14,000,000 dividend to its parent company during 1997 which was unpaid as of December 31, 1997 and was presented as indebtedness to related parties in the accompanying balance sheet. The dividend was paid in cash by the Company in January 1998.

See accompanying notes.

                        Southland Life Insurance Company

                         Notes to Financial Statements

                               December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION

Southland Life Insurance Company (the Company) is a wholly-owned subsidiary of ING America Life Corporation (America Life), an indirect, wholly-owned subsidiary of ING Groep, N.V.

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATURE OF OPERATIONS

The Company's market focus is on the middle-income consumer. The life insurance products offered address retirement accumulation, wealth transfer and estate planning, and death protection needs. Products include universal life, survivorship and traditional life. The Company also provides stop-loss coverage on group health insurance. Operations are conducted through independent producers. The Company is presently licensed in forty-eight states (all states except for New York and Vermont), the District of Columbia, and Puerto Rico.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

ACCOUNTING CHANGES

In 1996, the Company adopted FASB Statement No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. Statement No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of. Adoption of this standard had no impact on net income or stockholder's equity.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

During 1997, the FASB issued Statement No. 130, Reporting Comprehensive Income. Statement No. 130 establishes standards for reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. This statement is effective for fiscal years beginning after December 15, 1997. Management of the Company is presently assessing the effect that Statement No. 130 will have on the Company's current financial statements and footnote disclosures; however, the application of the new rules will not have an impact on the Company's financial position or results from operations.

INVESTMENTS

Investments are shown on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost. Debt securities not classified as held-to-maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of tax, and deferred acquisition cost and present value of future profit adjustments, reported in a separate component of stockholder's equity.

All of the Company's securities were classified as available-for-sale at December 31, 1997 and 1996.

The amortized cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest and dividends are included in net investment income as earned.

Equity securities are reported at fair value. Mortgage loans are carried at the unpaid balances. Policy loans are carried at unpaid balances. Short-term investments are carried at cost, which approximates fair value. Derivatives are accounted for on the same basis as the asset hedged.

Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES AND COSTS

For life and annuity contracts other than universal life or investment-type contracts, premiums are recognized as revenues over the premium-paying period, with valuation reserves for future benefits established on a pro-rata basis from such premiums.

Revenues for universal life and investment-type contracts consist of policy charges for the cost of insurance and policy administration and surrender charges assessed during the period. Expenses include interest credited to policy account balances and benefits incurred in excess of policy account balances. Certain profits on limited-payment policies are deferred and recognized over the policy term.

For accident and health policies, gross premiums are prorated over the contract term of the policies with the unearned premium included in the policy reserves. Anticipated investment income is considered in determining if a premium deficiency related to short-term contracts exists.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring traditional life insurance, universal life insurance (including interest sensitive products) and investment products that vary with and are primarily related to the production of new and renewal business have been deferred. Traditional life insurance acquisition costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.
For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits from surrender charges and investment, mortality, and expense margins. This amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Deferred policy acquisition costs are adjusted to reflect changes that would have been necessary if unrealized investment gains and losses related to available-for-sale securities had been realized. The Company has reflected those adjustments in the asset balance with the offset as a direct adjustment to stockholder's equity.

FUTURE POLICY BENEFITS

Benefit reserves, with the exception of reserves for universal life-type policies and investment products, are computed using a net level premium method including assumptions as to investment yields, mortality, withdrawals and other assumptions based on the Company's and industry experience, modified as necessary to reflect anticipated trends to include provisions for possible unfavorable deviations. Reserve interest assumptions are those deemed appropriate at the time of policy issue, and range from 6% to 9%. Policy benefit claims are charged to expense in the year that the claims are incurred. Health reserves consist principally of unearned premiums and claim reserves.

Benefit reserves for interest sensitive products (including universal life-type policies) and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred during the year in excess of related policy account balances. Interest crediting rates for universal life and investment products range from 4.75% to 6.0% during 1997, from 4.5% to 7.25% during 1996, and from 4.5% to 8.18% during 1995.

Included in life and annuity reserves is an unearned revenue reserve that reflects the unamortized balance of excess policy fees over ultimate policy fees on universal life and investment products. These excess fees have been deferred and are being recognized in income over the periods benefited, using the same assumptions and factors used to amortize deferred policy acquisition costs.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

GOODWILL

The excess cost of acquired subsidiaries over the sum of amounts assigned to identifiable assets at acquisition, less liabilities assumed, is recorded as goodwill. Generally, goodwill is amortized using the straight-line method over forty years.

PRESENT VALUE OF FUTURE PROFITS

The present value of future profits (PVFP) represents the profits to be realized from future premiums on insurance in-force (at the date of acquisition) from businesses acquired. The PVFP arises from the acquisition of the Company by America Life.

The PVFP is being amortized over the years that it is anticipated such profits will be received. In general, this value is determined using the same assumptions applied to compute benefit reserves and deferred policy acquisition costs, discounted to provide an appropriate rate of return. Interest for traditional life business is accrued at a rate of 8.10% and 8.28% in 1997 and 1996, respectively, grading down to 6% over the next 12 years. Interest for universal life business is amortized based on the credited rate.

An analysis of the PVFP for the years ended December 31 follows:

                                              1997             1996             1995
                                       --------------------------------------------------
                                                          (In Thousands)
Balance at beginning of year                   $ 72,345         $ 78,204         $100,602
Interest accrued on unamortized balance           6,145            6,904            7,915
Amortization                                    (15,618)         (16,052)         (18,070)
FAS 115 adjustment                                1,491            3,289          (12,243)
                                       --------------------------------------------------
Balance at end of year                         $ 64,363         $ 72,345         $ 78,204
                                       ==================================================

                       Southland Life Insurance Company

1. SIGNIFICANT ACCOUNTING  POLICIES (CONTINUED)

PRESENT VALUE OF FUTURE PROFITS (CONTINUED)

The estimated amount to be amortized during each of the next five years is shown below:

                                               AMORTIZATION
                                                 OF PVFP
                                              --------------
                                              (In Thousands)
          1998                                     $13,932
          1999                                      11,711
          2000                                      10,221
          2001                                       8,875
          2002                                       7,795

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect significant temporary differences between income reported for tax and financial reporting purposes using reasonable assumptions.

CASH FLOW INFORMATION

Cash includes cash on hand and demand deposits.

RECLASSIFICATIONS

Certain amounts in the 1995 and 1996 financial statements have been reclassified to conform to the 1997 presentation.

                       Southland Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company's financial instruments at December 31, 1997 and 1996 are summarized below:

                                            DECEMBER 31, 1997                    DECEMBER 31, 1996
                                     --------------------------------------------------------------------
                                          CARRYING           FAIR            CARRYING           FAIR
                                           AMOUNT            VALUE            AMOUNT           VALUE
                                     --------------------------------------------------------------------
                                                 (In Thousands)                    (In Thousands)
ASSETS
Fixed maturities:
 Available-for-sale                         $1,031,283      $1,031,283        $856,166          $856,166
Equity securities                                3,200           3,200             816               816
Mortgages                                      334,447         368,813         351,958           370,566
Policy loans                                    86,156          78,086          82,140            73,046
Short-term investments                           3,311           3,311          15,149            15,149

LIABILITIES
Supplemental contracts without life
 contingencies                                     933             933             879               879

Other policyholder funds left on
 deposit                                         3,375           3,375           3,849             3,849

Individual and group annuities, net
 of reinsurance                                 18,304          18,219          19,905            19,765

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

     FIXED MATURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS: The fair values for fixed maturities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements and collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices. The fair values of short-term investments approximate the carrying amount of such assets.

                       Southland Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE: Estimated fair values for commercial real estate loans are generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields at December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these are discounted at a greater spread to reflect increased risk. Fair values for residential loans are based on discounted cash flows and approximate carrying value.

     POLICY LOANS: The fair values for policy loans are estimated by discounting cash flows at the interest rates charged on policy loans of similar policies currently being issued. Loans with similar characteristics are aggregated for purposes of the calculations.

     DERIVATIVE FINANCIAL INSTRUMENTS: Fair values for on-balance-sheet derivative financial instruments (swaps hedging fixed maturities) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing. Swaps with a fair value of $584,000 at December 31, 1997 and $88,000 at+December+31, 1996 represent asset hedges and are reported as a component of fixed maturity securities on the accompanying balance sheets.

     OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts and supplemental contracts without life contingencies are estimated based on the cash surrender value. The carrying values of other liabilities including immediate annuities, dividend accumulations, and premium deposits approximate their fair values.

                       Southland Life Insurance Company

3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturities and equity securities are as follows at December 31, 1997:

                                                           COST OR         GROSS          GROSS        ESTIMATED
                                                          AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                            COST           GAINS         LOSSES          VALUE
                                                      ------------------------------------------------------------
                                                                            (In Thousands)
     Available-for-sale:
       U.S. Treasury securities and
         obligations of U.S. Government
         corporations and agencies                           $ 32,412        $ 3,171         $   23     $   35,560
       States, municipalities and political
         subdivisions                                           4,951              1            121          4,831
       Public utilities securities                             42,919          3,149            595         45,473
       Corporate securities                                   518,141         32,923          1,506        549,558
       Mortgage-backed securities                             249,507          7,315            208        256,614
       Other asset-backed securities                          133,742          5,096            175        138,663
       Derivatives hedging fixed maturities                         -            805            221            584
                                                          ----------------------------------------------------------
     Total fixed maturities                                   981,672         52,460          2,849      1,031,283

     Equity securities                                          3,072            273            145          3,200
                                                          ----------------------------------------------------------
     Total                                                   $984,744        $52,733         $2,994     $1,034,483
                                                          ==========================================================

                       Southland Life Insurance Company

3.  INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of investments in fixed maturities and equity securities are as follows at December 31, 1996:

                                                 COST OR         GROSS          GROSS        ESTIMATED
                                                AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                  COST           GAINS         LOSSES          VALUE
                                              -----------------------------------------------------------
                                                                   (In Thousands)
     Available-for-sale:
       U.S. Treasury securities and
         obligations of U.S. Government
         corporations and agencies                 $ 23,187        $ 4,053   $          -       $ 27,240
        States, municipalities and political
          subdivisions                                  660             17              -            677
        Public utilities securities                  38,818          3,553             82         42,289
        Corporate securities                        457,299         27,407          1,459        483,247
        Mortgage-backed securities                  232,684          6,531          1,608        237,607
        Other asset-backed securities                63,268          2,103            353         65,018
        Derivatives hedging fixed maturities              -            573            485             88
                                              -----------------------------------------------------------
     Total fixed maturities                         815,916         44,237          3,987        856,166

     Equity securities                                  625            235             44            816
                                              -----------------------------------------------------------
     Total                                         $816,541        $44,472         $4,031       $856,982
                                              ===========================================================

                       Southland Life Insurance Company

3. INVESTMENTS (CONTINUED)

Held-to-maturity fixed maturity securities having an amortized cost of $182,430,000 and a fair value of $199,206,000 were transferred to the available-for-sale category on December 26, 1995, resulting in a net unrealized gain of $10,904,000 (net of $5,872,000 of deferred taxes). The Company reassessed the appropriateness of its classification of securities as held-to-maturity upon reviewing the interpretive guidance provided in the FASB publication A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities.

The amortized cost and estimated fair value of debt securities by contractual maturity and marketable equity securities at December 31, 1997 are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      COST OR         ESTIMATED
                                                     AMORTIZED           FAIR
                                                        COST            VALUE
                                                  ------------------------------
                                                      (In Thousands)
     Available-for-sale:
        Due in one year or less                   $   14,311       $   14,429
        Due after one year through five years         75,919           78,557
        Due after five years through ten years       221,052          230,452
        Due after ten years                          287,141          311,984
                                                  ------------------------------
                                                     598,423          635,422
        Mortgage-backed securities                   249,507          257,198
        Other asset-backed securities                133,742          138,663
        Equity securities                              3,072            3,200
                                                  ------------------------------
     Total available-for-sale                     $  984,744       $1,034,483
                                                  ==============================

                       Southland Life Insurance Company

3. INVESTMENTS (CONTINUED)

Changes in unrealized gains (losses) on investments in available-for-sale securities for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                        DECEMBER 31, 1997
                                             FIXED           EQUITY            TOTAL
                                          -------------------------------------------------
                                                         (In Thousands)
     Gross unrealized gains                   $ 52,460             $273         $ 52,733
     Gross unrealized losses                     2,849              145            2,994
                                          -------------------------------------------------
     Net unrealized gains                       49,611              128           49,739
     Deferred income tax expense               (17,364)             (45)         (17,409)
                                          -------------------------------------------------
     Net unrealized gains after taxes           32,247               83           32,330
     Less:
       Balance at beginning of year             26,162              124           26,286
                                          -------------------------------------------------
     Change in net unrealized gains
        (losses)                              $  6,085             $(41)        $  6,044
                                          =================================================


                                                        DECEMBER 31, 1996
                                             FIXED           EQUITY            TOTAL
                                          ----------------------------------------------
                                                         (In Thousands)
     Gross unrealized gains                   $ 44,237             $235         $ 44,472
     Gross unrealized losses                     3,987               44            4,031
                                           -----------------------------------------------
     Net unrealized gains                       40,250              191           40,441
     Deferred income tax  expense              (14,088)             (67)         (14,155)
                                           -----------------------------------------------
     Net unrealized gains after  taxes          26,162              124           26,286
     Less:
       Balance at beginning of year             51,078               97           51,175
                                          ------------------------------------------------
     Change in net unrealized gains
        (losses)                              $(24,916)            $ 27         $(24,889)
                                          ================================================

                       Southland Life Insurance Company

3. INVESTMENTS (CONTINUED)

As part of its overall investment management strategy, the Company has entered into agreements to purchase securities and mortgage loans as follows:

                                                   DECEMBER 31
                                                1997        1996
                                           --------------------------
                                                  (In Thousands)
     Investment purchase commitments           $17,682     $4,278

These commitments were settled in January 1998 and 1997, respectively.


Major categories of investment income for the years ended December 31 are summarized as follows:

                                              1997            1996              1995
                                        -------------------------------------------------
                                                        (In Thousands)
     Fixed maturities                       $ 75,326         $ 66,337         $ 74,911
     Equity securities                            29               37               73
     Mortgage loans on real estate            30,454           28,622           23,851
     Policy loans                              5,232            5,025            4,775
     Short-term investments                      615            1,446                -
     Other investments                          (970)             759            1,457
                                             110,686          102,226          105,067
     Investment expenses                      (3,123)          (1,670)          (1,788)
                                        --------------------------------------------------
     Net investment income                  $107,563         $100,556         $103,279
                                        ==================================================

                       Southland Life Insurance Company

3. INVESTMENTS (CONTINUED)

Net realized gains on investments for the years ended December 31 are summarized as follows:

                                                       1997             1996             1995
                                                   ----------------------------------------------
                                                                  (In Thousands)
     Fixed maturities                                 $19,881          $7,209           $2,824
     Equity securities                                     81               -                -
     Mortgage loans and other                           1,177            (522)              56
     Fixed maturities transferred to parent
         company in 1995                                4,155           2,898                -
                                                   ----------------------------------------------
     Net realized gains on investments                $25,294          $9,585           $2,880
                                                   ==============================================

During 1997, 1996 and 1995, debt and marketable equity securities available-for-sale were sold with a fair value at the date of sale of $986,857,000, $117,013,000 and $119,317,000, respectively. Gross gains of $23,870,000,
$7,326,000 and $3,494,000  and gross losses of $3,908,000, $117,000 and $670,000 were realized on those sales in 1997, 1996 and 1995,  respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate contracts to reduce and manage interest rate risk associated with individual assets and liabilities and its overall aggregate portfolio.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. The differential to be paid or received is accrued as interest rates change and is recognized as an adjustment to interest expense or income. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

                       Southland Life Insurance Company

4. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparty credit standing and master netting agreements. The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts at December 31, 1997 and 1996:

                                                     DECEMBER 31, 1997
                            --------------------------------------------------------------
                                 NOTIONAL     AMORTIZED         FAIR       BALANCE
                                  AMOUNT         COST           VALUE       SHEET
                            ---------------------------------------------------------------
                                                      (In Thousands)
     Interest rate
      contracts:
      Swaps                      $28,000       $  -            $ 805       $ 805
      Swaps-affiliates            25,000          -             (221)       (221)
                            ---------------------------------------------------------------
     Total swaps                 $53,000       $  -            $ 584       $ 584
                            ===============================================================

                                                     DECEMBER 31, 1996
                            ---------------------------------------------------------------
                                 NOTIONAL     AMORTIZED         FAIR       BALANCE
                                  AMOUNT         COST           VALUE       SHEET
                            ---------------------------------------------------------------
                                                      (In Thousands)
     Interest rate
      contracts:
      Swaps                      $28,000       $  -            $ 573       $ 573
      Swaps-affiliates            25,000          -             (485)       (485)
                            ---------------------------------------------------------------
     Total swaps                 $53,000       $  -            $  88       $  88
                            ===============================================================

                       Southland Life Insurance Company

5. CONCENTRATIONS OF RISK

At December 31, 1997, the Company held $70,694,000 in below-investment-grade bonds classified as available-for-sale. These holdings amounted to 6.8% of the Company's investment in bonds and less than 4% of total assets. The holdings of below-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1997, the Company's commercial mortgages involved a concentration of properties located in Florida (21%), Pennsylvania (10%) and Texas (9%). The remaining commercial mortgages relate to properties located in 24 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,700,000.

The Company also has a concentration of direct premium income in Texas (12%) and California (12%) at December 31, 1997.

6. EMPLOYEE BENEFIT PLANS

The Company does not sponsor an employee retirement plan. Home office and field office services are provided to the Company by employees of Life Insurance Company of Georgia (Life of Georgia), an affiliated insurer. The Company reimburses Life of Georgia for the actual cost of salaries and fringe benefits of employees utilized in providing administrative services to the Company.

The Company does not sponsor a deferred compensation plan, but reimburses Life of Georgia for the actual cost of fringe benefits for employees providing administrative services to the Company. The Company has an unfunded noncontributory, nonqualified deferred compensation plan covering certain agents in the General Agency Sales Division.

                       Southland Life Insurance Company

7. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. Substantially all of the guaranteed investment contracts and the associated prepaid reinsurance premiums are ceded under a reinsurance agreement with an affiliate. As of December 31, 1997, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $250,000. Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contacts.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. Consequently, allowances are established for amounts deemed uncollectible. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurer.

The carrying values of amounts recoverable from reinsurers approximate their fair value.

                       Southland Life Insurance Company

7. REINSURANCE (CONTINUED)

Additional information regarding the Company's reinsurance activity for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                                                ASSUMED                   PERCENTAGE
                                           CEDED TO           FROM OTHER                  OF AMOUNT
                            GROSS           OTHER              COMPANIES      NET          ASSUMED
                           AMOUNT          COMPANIES                         AMOUNT        TO NET
                   ---------------------------------------------------------------------------------
                                                     (In Thousands)
1997
Life insurance in
 force                      22,777,781      6,764,447            529       16,013,863       0.00%
                   ==============================================================================


Premiums:
 Life insurance            $    32,304     $   11,715           $ 18      $    20,607       0.09%
 Health insurance               69,997         49,388            552           21,161       2.61%
                   ------------------------------------------------------------------------------
Total premiums             $   102,301     $   61,103           $570      $    41,768       1.36%
                   ==============================================================================

1996
Life insurance in
 force                      20,482,429      5,293,509            777       15,189,697       0.01%
                   ==============================================================================


Premiums:
 Life insurance            $    34,591     $   11,918           $ 16      $    22,689       0.07%
 Health insurance               71,587         56,745              -           14,842       0.00%
                   ------------------------------------------------------------------------------
Total premiums             $   106,178     $   68,663           $ 16      $    37,531       0.04%
                   ==============================================================================

1995
Life insurance in
 force                      18,048,076      4,138,717            809       13,910,168       0.01%
                   ==============================================================================


Premiums:
 Life insurance            $    33,003     $    8,073           $201      $    25,131       0.80%
 Health insurance               60,318         47,986              -           12,332       0.00%
                   ------------------------------------------------------------------------------
Total premiums             $    93,321     $   56,059           $201      $    37,463       0.54%
                   ==============================================================================

                       Southland Life Insurance Company

8. INCOME TAXES

The Company, which was acquired by America Life in 1989, filed a separate federal income tax return for years prior to 1995 due to consolidated return eligibility regulations.

On January 1, 1995, the Company agreed to join in filing a consolidated federal income tax return with its parent, ING America Insurance Holdings, Inc., a Delaware Corporation, and other US affiliates and subsidiaries. The Company's federal income tax return is consolidated with the following entities: ING America Insurance Holdings Inc., ING North America Insurance Corporation, ING US P & C Holdings, Inc. and its subsidiaries, Columbine Life Insurance Company, Security Life of Denver Insurance Company and its subsidiaries, ING Investment Management, Inc. and ING America Life Corporation and its subsidiaries.

The method of tax allocation is governed by a written tax sharing agreement which was revised effective January 1, 1996. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING America Insurance Holdings, Inc. for its respective share of the consolidated federal income tax liability for each taxable year subject to the tax sharing agreement.

The current tax liability of $2,267,000 at December 31, 1997 and current tax asset of $50,000 at December 31, 1996 are payable to and due from, respectively, the parent company, America Life, under the terms of the tax sharing agreement.

                       Southland Life Insurance Company

8. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                           DECEMBER 31
                                                      1997             1996
                                                    --------------------------
                                                           (In Thousands)
          Deferred income tax liability:
           Deferred policy acquisition costs          $42,730         $39,494
           PVFP                                        22,042          15,126
           Unrealized investment gains and losses      18,770          15,418
           Bond/mortgage loans market discount          1,595             115
           Other reserves                                (424)          2,238
                                                    --------------------------
          Total deferred income tax liability          84,713          72,391

          Deferred income tax asset:
           Benefit reserves                            35,619          28,863
           Other assets                                 2,226           1,322
                                                    --------------------------
          Total deferred income tax asset              37,845          30,185
                                                    --------------------------
          Net deferred income tax liability           $46,868         $42,206
                                                    ==========================

                       Southland Life Insurance Company

8. INCOME TAXES (CONTINUED)

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the accompanying statements of income follows:

                                               YEAR ENDED DECEMBER 31
                                            1997       1996        1995
                                       -------------------------------------
  Statutory federal income tax rate         35.0%      35.0%        35.0%
  Goodwill                                    .6        1.1           .7
  Other items, net                            .3        2.3            -
                                       -------------------------------------
  Effective tax rate                        35.9%      38.4%        35.7%
                                       =====================================

The components of federal income tax expense consist of the following:

                                                YEAR ENDED DECEMBER 31
                                             1997        1996         1995
                                       ---------------------------------------
                                                    (In Thousands)
  Current                                  $20,675       $22,370     $22,913
  Deferred                                   1,804        (2,856)        915
                                       ---------------------------------------
  Federal income tax expense               $22,479       $19,514     $23,828
                                       =======================================

The Company made net income tax payments of $18,359,000 during 1997, $28,237,000 during 1996, and $16,254,000 during 1995 for current income taxes and settlements of prior year returns.

9. STATUTORY ACCOUNTING INFORMATION AND PRACTICES

Statutory capital and surplus was $95,453,000 and $100,228,000 at December 31, 1997 and 1996, respectively. Statutory net income was $38,211,000, $43,594,000 and $42,182,000, for the years ended December 31, 1997, 1996, and 1995, respectively.

                       Southland Life Insurance Company

9. STATUTORY ACCOUNTING INFORMATION AND PRACTICES (CONTINUED)

The Company exceeded its minimum statutory capital and surplus requirements at December 31, 1997. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the state insurance department is generally limited to the greater of 10% of statutory capital and surplus or the statutory net gain from operations.

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Texas Insurance Department. Currently, "prescribed" statutory accounting practices are interspersed throughout the state insurance law and regulations, the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The NAIC is in the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, Texas must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether Texas will adopt Codification. However, based on current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

The NAIC has established certain Risk-Based Capital (RBC) requirements for life/health insurance companies. The NAIC RBC formula attempts to measure the risk profile of insurance companies in relation to actual capitalization levels. The Company exceeded the NAIC RBC minimum requirements for 1997 and 1996.

At December 31, 1997 and 1996, bonds with an amortized cost of $9,056,000 and $8,790,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.

                       Southland Life Insurance Company

10. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is assessed amounts by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. The Company has accrued for those assessments net of anticipated future premium tax deductions.

11. SERVICE AGREEMENT WITH AFFILIATE

The Company has a service agreement with Life of Georgia whereby this affiliate provides personnel, certain services and facilities for the conduct of the Company's operations in return for payment representing the costs incurred in providing such services and facilities. Substantially all insurance operating expenses and employment taxes are incurred under the terms of this service agreement. During 1997, 1996, and 1995, the Company reimbursed Life of Georgia $26,627,000, $21,586,000 and $24,573,000, respectively, under this agreement.
The Company has a payable to Life of Georgia of $3,990,000 and $9,363,000 at December 31, 1997 and 1996, respectively, related to this agreement. This payable is included within indebtedness to related parties in the accompanying balance sheets.

12. FINANCING ARRANGEMENTS

The Company has a revolving line of credit totaling $100,000,000 which matures 30 days from the date of advancement. This line of credit expires July 31, 1998. Interest rates on these borrowings are tied to the bank's cost of funds rate plus .25%. Outstanding borrowings under this agreement were $0 at December 31, 1997 and 1996.

13. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policyholders and are excluded from the amounts reported in the accompanying statements of income except for fees charged for administration services and mortality risk.

                       Southland Life Insurance Company

14.  IMPACT OF YEAR 2000 (UNAUDITED)

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities.

Based on a recent assessment, the Company determined that it will be required to modify or replace significant portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Company presently believes that with modifications to existing software and conversions to new software, the Year 2000 Issue will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed timely, the Year 2000 Issue could have a material impact on the operations of the Company.

The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company's interface systems are vulnerable to those third parties' failure to remediate their own Year 2000 Issues. The Company's total Year 2000 project cost and estimates to complete include the estimated costs and time associated with the impact of third party Year 2000 Issues based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted and would not have an adverse effect on the Company's systems. The Company has determined it has no exposure to contingencies related to the Year 2000 Issue for the products it has sold.

The Company will utilize both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. The Company anticipates completing the Year 2000 project within one year but not later than December 31, 1998, which is prior to any anticipated impact on its operating systems. The total cost of the Year 2000 project is estimated at $8.7 million and is being funded through operating cash flows. This amount, which will be expensed as incurred, is not expected to have a material effect on the solvency of the Company. To date, the Company has incurred approximately $5.0 million related to the assessment of, and preliminary efforts on, its Year 2000 project and the development of a modification plan, purchase of new systems and systems modifications.

The costs of the project and the date on which the Company believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                                    PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial statements are included in Part B.

(b)  Exhibits

     (1) Certified resolution by the board of directors of Southland Life Insurance Company (the "Company") establishing Southland Separate Account A1 (the "Account")/1/.

     (2)  Not Applicable

     (3) (a) Form of Underwriting Agreement between the Company, the Account and ING America Equities, Inc. ("INGAE")./2/

          (b) Form of distribution agreement between INGAE and retail broker-dealers./2/

     (4)  (a)  Form of Contract for Variable Annuity/2/
          (a)(1)    Montana Form of Contract for Variable Annuity/3/

          (a)(2)    Pennsylvania Form of Contract for Variable Annuity/3/
          (a)(3)    Washington Form of Contract for Variable Annuity/3/

          (b)  Form of Individual Retirement Annuity Endorsement/2/

     (5)  Form of Contract Application/2/

     (6) (a) Form of amended and restated Articles of Incorporation of the Company./2/

          (b)  By-Laws of the Company/1/.

     (7)  Not Applicable

_________________________

     /1/ Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on February 17, 1995 (File No. 33-89574).

     /2/ Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on September 29, 1995 (File No. 33-89574).

     /3/ Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on April 29, 1997 (File No. 33-89574).

     (8) (a) Form of participation/distribution agreement between Janus Aspen Series and the Company./2/

          (b) Form of participation/distribution agreement between The Alger American Fund and the Company./2/

          (c) Form of participation/distribution agreement between Variable Insurance Products Fund and the Company./2/

          (d) Form of participation/distribution agreement between Variable Insurance Products Fund II and the Company./2/


          (e) Form of participation/distribution agreement between INVESCO Investment Funds, Inc. and the Variable Company./2/

          (f) Form of Administration Services Agreement between Financial Administrative Services Corporation and the Company./2/

     (9)  Opinion and Consent of B. Scott Burton, Esquire.

     (10) (a)  Consent of Sutherland, Asbill & Brennan LLP.

          (b)  Consent of Ernst & Young LLP.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Performance Data Computations./3/

     (14) Not Applicable.


_____________________

     /2/ Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on September 29, 1995 (File No. 33-89574).

     /3/ Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on April 29, 1997 (File No. 33-89574).

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

     DIRECTORS

     Name and Principal Business Address*
     -----------------------------------

     Fred S. Hubbell, Chairman
     Michael W. Cunningham
     Linda B. Emory
     James D. Thompson
     Valerie G. Brown
     B. Scott Burton
     Walter K. Hunt, III


     OFFICERS

     Name and Principal                      Position With Depositor
     -------------------                     -----------------------
     Business Address*
     ----------------

     James D. Thompson                  President
     W. Kenneth Hunt, III               Chief Financial Officer & Chief
                                        Operating Officer
     John R. Barmeyer                   Senior Vice President - Legal Services
     James Joseph Carey                 Senior Vice President - Chief Marketing
                                        Officer
     Pamela M. Crane                    Senior Vice President -
                                        Actuarial/Finance
     Michael E. Fisher                  Senior Vice President - Litigation
     Charles D. Lewis, Jr.              Senior Vice President - Management &
                                        Organizational Development
     Larry F. Nordin                    Senior Vice President - Sales and
                                        Marketing
     Samuel H. Turner                   Senior Vice President - Emerging Markets
     William S. Adams, Jr.              Vice President - General Agency Sales
     B. Scott Burton                    Vice President, General Counsel &
                                        Secretary
     J. Craig Collins                   Vice President - General Agency Sales
     David R. Greene                    Vice President - General Agency Sales
     Karen P. Holmes                    Vice President - Communications
     Rochele W. Hosford                 Vice President - Information Systems,
                                        SL/BIO
     Charles S. Jones, Jr.              Vice President and Medical Director
     Johan Gerrit Knoppert              Vice President - Marketing Services
     Richard J. Lyons                   Vice President - Sales
     T. Scott MacKenzie                 Vice President - Product Management,
                                        SL/BIO
     Jeffrey B. McClellan               Vice President - Legal Services
     Charles L. McPherson               Vice President - MRS Operations
     Allen W. Rightmyer                 Vice President - Underwriting and
                                        Insurance Services
     John A. Ross                       Vice President - General Agency Sales
     Doran G. Stanford                  Vice President - Partnership Relations
     Dan B. Settle                      Vice President - Finance Valuation
     Dottye A. Stewart                  Vice President - Business Development
     Richard S. Wolf                    Vice President and Group Actuary

     Greta Ytterbo                      Vice President - Human Resources
     Douglas L. Donivan                 Vice President - Customer Services
     Charlene P. Cochran                Actuarial Officer
     James H. Cooper, Jr.               Underwriting Officer, Business Insurance
                                        Operations
     Linda B. Emory                     Appointed Actuary
     Carroll S. Glenn                   Tax Officer
     Thomas M. Hendricks                Associate General Counsel and Assistant
                                        Secretary
     David Mitchell                     Valuation Actuary
     Jeffrey E. Morrison                Associate General Counsel
     David S. Pendergrass               Treasurer
     Charles L. Norton, Jr.             Assistant General Counsel
     Linda R. Sessler                   Counsel and Assistant Secretary

* The principal business address of each director and officer other than Fred S.Hubbell is Southland Life Insurance Company, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327. The principal business address of Fred S. Hubbell is Equitable of Iowa, 909 Locust Street, Des Moines, Iowa 50309.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by International Nederlanden Groep N.V. ("ING"). ING is described more fully in the statement of additional information included in this registration statement. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

ING Groep, N.V. (The Netherlands)
   ING Bank N.V. (The Netherlands)
   ING Verzekeringen N.V. (The Netherlands)
      ING Insurance International B.V. (The Netherlands)
         Nederlandse Reassurantie Groep Holding N.V. (The Netherlands)
           NRG America Holding Company (Pennsylvania)
              NRG America Syndicate (New York)
              NRG America Management Corporation (Pennsylvania)
              Philadelphia Reinsurance Corporation (Pennsylvania)
         Nationale-Nederlanden Intertrust B.V. (The Netherlands)
           NNUS Realty Corporation (Delaware)
         The Equitable of Iowa Companies, Inc.
           Equitable Investment Services, Inc.
           Locust Street Securities, Inc.
           Equitable Life Insurance Company of Iowa
               Equitable American Insurance Company
                   Equitable Creative Services, Ltd.
               Equitable Companies

               Younkers Insurance & Investments, Ltd.
               Equitable Marketing Services, Inc.
               CLC, Ltd. (75%)
               Equitable American Marketing Services, Inc.
           USG Annuity & Life Company
               USGL Service Corporation
       Tower Locust Ltd.
       Shiloh Farming Company
       Equitable of Iowa Securities Network, Inc.
       Golden American Life Insurance Company
            First Golden American Life Insurance Company of New York Directed Services, Inc.
       Equitable of Iowa Companies Capital Trust
       Equitable of Iowa Companies Capital Trust II
   ING America Insurance Holdings, Inc. (Delaware)
       ING North America Insurance Corporation (Delaware)
       ING U.S. P&C Holdings, Inc. (Delaware)
           Excelsior Insurance Company (New Hampshire)
           Peerless Insurance Company (New Hampshire)
           America First Insurance Company (Florida)
           Alabama First Insurance Company (Alabama)
           Diversified Settlements Inc
           The Netherlands Insurance Company (New Hampshire)
           Indiana Insurance Company (Indiana)
                 Consolidated Insurance Company (Indiana)
           Cooling Grumme Mumford Company, Inc (Indiana)
       ING America Life Corporation (Georgia)
           Southland Life Insurance Company (Texas)
           GAC Capital, Inc. (Delaware)
           Life Insurance Company of Georgia (Georgia)
                Springstreet Associates, Inc. (Georgia)
       Security Life of Denver Insurance Company (Colorado)
           ING America Equities, Inc. (Colorado)
           Midwestern United Life Insurance Company (Indiana)
           First Secured Mortgage Deposit Corporation (Colorado)
           First ING of New York (New York)
           Wilderness Associate (Colorado)
       Columbine Life Insurance Company (Colorado)
       Security Life of Denver International, LTD
       Lion Custom Investments (Delaware)
       SLR Management, LTD (Bermuda)
       Orange Investment Enterprises, Inc. (Delaware)
       ING Segures Sociedad Anonima de Capital Variable (Mexico) Insurer ING Investment Management Inc. (Delaware)
       Security Life Assignment Corporation
       Alore Bital ING, S.A. de C.V. (Mexico)
       MIA Office Americas, Inc. (Delaware)
       Vestax Capital Corporation (Ohio)
           VTX Agency, Inc. (Ohio)
           PMG Agency, Inc. (Ohio)
           Vestax Securities Corporation (Ohio)
           VTX Agency of Michigan (Michigan)

ITEM 27.  NUMBER OF CONTRACT OWNERS


          As of March 1, 1998, a date within 90 days prior to the date of the filing, there were 343 Contract Owners of non-qualified contracts and 0 Contract Owners of qualified contracts.

ITEM 28.  INDEMNIFICATION

          Incorporated herein by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on April 29, 1996 (File No. 33-89574).


ITEM 29.  PRINCIPAL UNDERWRITER

     (a) INGAE is the principal underwriter (as defined in the Investment Company Act of 1940) for the Contracts and is also the principal underwriter for variable life insurance contracts to be issued by the Company.

     (b)  Name and Principal            Position with INGAE
          ------------------            -------------------
          Business Address*
          -----------------

          Edward K. Campbell            Vice President
          Melodie A. Maxwell-Jones      Director & Chief Compliance Officer
          Gary W. Waggoner              Secretary
          Irene M. Colorosa             Assistant Secretary
          Debra M. Bell                 Chief Financial Officer & Financial
                                        Operations Officer
          Shari Ann Eng1er              Treasurer
          Jerrianne N. Smith            Chief Operating Officer
          Daniel B. Lazarus             Director
          Martha K. Evans               Vice President
          Carol D. Hard                 Director, President & Chief Executive
                                        Officer
          Anna Marie Kautzman           Director & Chief Legal Officer


          * The principal business address of Daniel B. Lazarus is 5780 Powers Ferry Road, Atlanta, Georgia 30327. The principal business address of each other officer and director is Security Life of Denver, 1290 Broadway, Denver, CO 80203.


ITEM 30.  LOCATION OF BOOKS AND RECORDS

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327 or at 8515 East Orchard Road - 9T2, Englewood, CO 80111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.


ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, of (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

     (c) the registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940, and the paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) Southland Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Southland Separate Account A1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Fulton, State of Georgia, this 28th day of April, 1998.

                                             Southland Separate Account A1
                                             (Registrant)

(SEAL)                                       Southland Life Insurance Company
                                             (Depositor)


Attest: /s/ B. Scott Burton                  By: /s/ James D. Thompson
        --------------------------------         ----------------------------
        B. Scott Burton, Vice President,         James D. Thompson, President
        Secretary & General Counsel



Pursuant to the requirements of the Securities Act of 1933, Southland Life Insurance Company has duly caused this Post-Effective Amendment Number 3 to the Registration Statement to be signed on its behalf by the undersigned persons in their capacities with Southland Life Insurance Company thereunto authorized, and its seal to be hereunto affixed and attested, all in the County of Fulton, State of Georgia, this 28th day of April, 1998.



(SEAL)                                       Southland Life Insurance Company



Attest: /s/ B. Scott Burton                  By: /s/ James D. Thompson
        ---------------------------------        -----------------------------
        B. Scott Burton, Vice President,         James D. Thompson, President
        Secretary & General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.



Signature                  Title                         Date
---------                  -----                         ----

/s/ James D. Thompson      President & Director          April 28, 1998
-------------------------
James D. Thompson


/s/ Fred S. Hubbell        Chairman                      April 28, 1998
-------------------------
Fred S. Hubbell


/s/ B. Scott Burton        Vice President, Secretary,    April 28, 1998
-------------------------  General Counsel & Director
B. Scott Burton


/s/ Michael W. Cunningham  Director                      April 28, 1998
-------------------------
Michael W. Cunningham


/s/ Linda B. Emory         Director                      April 28, 1998
-------------------------
Linda B. Emory


/s/ Valerie G. Brown       Director                      April 28, 1998
-------------------------
Valerie G. Brown


/s/ Walter K. Hunt, III    Director                      April 28, 1998
-------------------------  Chief Operating Officer &
Walter K. Hunt, III        Chief Financial Officer